NYLIAC Variable Annuity Separate Account-III

Financial Statements

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities

As of December 31, 2025

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP American Century Sustainable Equity— Service Class	NYLI VP Balanced— Service Class	NYLI VP Bond— Initial Class	NYLI VP Bond— Service Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP Candriam Emerging Markets Equity— Service Class
ASSETS:
Investment at net asset value	$32,802,166	$63,972,399	$125,098,672	$17,784,852	$93,654,519	$7,304,621	$24,694,397
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(875)	(23,019)	13,889	335	(56,330)	(4)	(5,570)
Net receivable from (payable to) the Fund for shares sold or purchased	2,172	25,397	(9,705)	364	59,506	288	6,553
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,169	2,222	4,060	630	3,105	254	901
Administrative charges	128	156	124	69	71	30	82

Total net assets	$32,802,166	$63,972,399	$125,098,672	$17,784,852	$93,654,519	$7,304,621	$24,694,397

Total shares outstanding	3,022,768	5,923,425	8,401,635	1,459,138	7,781,199	694,402	2,339,526

Net asset value per share (NAV)	$10.85	$10.80	$14.89	$12.19	$12.04	$10.52	$10.56

Total units outstanding	923,299	2,354,343	7,051,822	824,060	8,601,588	602,586	2,107,735

Variable accumulation unit value (lowest to highest)	$33.53 to $35.69	$14.77 to $34.71	$12.12 to $28.78	$14.57 to $23.25	$9.87 to $13.97	$11.42 to $12.15	$11.03 to $17.70

Identified cost of investment	$28,654,197	$56,631,093	$115,714,080	$20,175,808	$103,504,566	$5,780,183	$18,870,657

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

2

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP CBRE Global Infrastructure— Service Class	NYLI VP Conservative Allocation— Service Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Dimensional U.S. Equity— Service Class	NYLI VP Epoch U.S. Equity Yield— Initial Class	NYLI VP Epoch U.S. Equity Yield— Service Class	NYLI VP Equity Allocation— Service Class
ASSETS:
Investment at net asset value	$12,758,113	$145,712,866	$70,593,377	$76,521,793	$77,735,100	$168,732,821	$125,200,381
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(74)	6,915	(6,189)	(43,962)	104	63,943	(429,086)
Net receivable from (payable to) the Fund for shares sold or purchased	443	(1,657)	8,943	46,534	2,957	(58,013)	433,590
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	365	5,092	2,455	2,476	2,749	5,616	4,314
Administrative charges	4	166	299	96	312	314	190

Total net assets	$12,758,113	$145,712,866	$70,593,377	$76,521,793	$77,735,100	$168,732,821	$125,200,381

Total shares outstanding	1,534,441	13,503,560	2,418,037	2,686,559	4,360,844	9,676,379	10,788,393

Net asset value per share (NAV)	$8.31	$10.79	$29.19	$28.48	$17.83	$17.44	$11.61

Total units outstanding	1,216,926	9,127,185	691,025	2,728,368	1,841,902	6,179,692	5,937,600

Variable accumulation unit value (lowest to highest)	$7.89 to $12.22	$11.73 to $20.98	$39.49 to $117.44	$15.29 to $62.32	$37.58 to $50.71	$14.05 to $45.20	$13.35 to $36.66

Identified cost of investment	$11,342,828	$141,787,097	$61,997,985	$72,025,658	$67,779,298	$156,962,646	$107,389,615

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

3

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class	NYLI VP Fidelity Institutional AM® Utilities— Service Class	NYLI VP Floating Rate— Service Class	NYLI VP Growth Allocation— Service Class	NYLI VP Hedge Multi- Strategy— Service Class	NYLI VP Income Builder— Initial Class	NYLI VP Income Builder— Service Class
ASSETS:
Investment at net asset value	$679,702	$275,312,073	$242,211,699	$232,519,592	$37,021,375	$36,874,713	$170,912,668
Dividends due and accrued	—	—	(2)	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	(41,995)	(91,137)	(28,654)	(94,364)	(1,185)	248,546
Net receivable from (payable to) the Fund for shares sold or purchased	28	51,628	98,398	37,068	95,602	2,622	(242,771)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	26	9,153	7,129	7,999	1,226	1,285	5,696
Administrative charges	2	480	130	415	12	152	79

Total net assets	$679,702	$275,312,073	$242,211,699	$232,519,592	$37,021,375	$36,874,713	$170,912,668

Total shares outstanding	55,302	22,529,445	28,855,681	20,415,259	3,928,164	2,052,861	9,626,225

Net asset value per share (NAV)	$12.29	$12.22	$8.39	$11.39	$9.42	$17.96	$17.75

Total units outstanding	23,375	12,321,227	17,791,096	10,914,272	3,539,605	786,938	10,481,323

Variable accumulation unit value (lowest to highest)	$27.71 to $29.50	$14.26 to $28.69	$11.92 to $16.61	$12.96 to $31.02	$8.63 to $12.14	$22.01 to $52.15	$13.08 to $31.15

Identified cost of investment	$628,359	$269,773,116	$245,926,571	$209,491,841	$34,432,454	$32,204,455	$152,076,642

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

4

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP Janus Henderson Balanced— Initial Class	NYLI VP Janus Henderson Balanced— Service Class	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay Convertible— Service Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Service Class	NYLI VP MacKay Strategic Bond— Service Class
ASSETS:
Investment at net asset value	$127,340,085	$788,762,559	$47,923,082	$355,460,308	$77,758,963	$713,689,578	$126,192,977
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5,726)	411,297	(5,460)	103,055	(1,531)	(61,638)	(190,480)
Net receivable from (payable to) the Fund for shares sold or purchased	10,699	(386,041)	7,341	(91,912)	4,563	84,764	194,505
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	4,438	24,991	1,688	10,938	2,727	22,700	3,981
Administrative charges	535	265	194	205	304	426	44

Total net assets	$127,340,085	$788,762,559	$47,923,081	$355,460,308	$77,758,964	$713,689,578	$126,192,977

Total shares outstanding	7,337,625	45,937,878	2,786,744	20,956,397	8,422,673	78,922,644	12,788,878

Net asset value per share (NAV)	$17.35	$17.17	$17.20	$16.96	$9.23	$9.04	$9.87

Total units outstanding	4,234,961	43,571,906	730,520	17,487,589	1,518,099	45,632,389	9,882,152

Variable accumulation unit value (lowest to highest)	$28.32 to $30.35	$13.85 to $29.32	$38.62 to $74.57	$12.29 to $46.16	$33.97 to $56.96	$11.85 to $30.12	$11.88 to $14.15

Identified cost of investment	$98,585,977	$699,167,675	$41,163,925	$323,824,426	$79,603,752	$724,593,841	$124,555,590

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

5

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Service Class	NYLI VP MFS® Investors Trust— Initial Class	NYLI VP MFS® Investors Trust— Service Class	NYLI VP MFS® Research— Initial Class	NYLI VP MFS® Research— Service Class	NYLI VP Moderate Allocation— Service Class
ASSETS:
Investment at net asset value	$11,925,597	$49,442,228	$6,650,095	$59,212,975	$8,280,984	$46,755,581	$235,005,400
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(435)	(56,962)	(1,654)	676,249	(25)	(30,382)	(116,546)
Net receivable from (payable to) the Fund for shares sold or purchased	905	58,696	1,916	(674,289)	350	31,943	125,114
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	425	1,689	236	1,935	291	1,538	8,223
Administrative charges	45	45	26	25	34	23	345

Total net assets	$11,925,597	$49,442,228	$6,650,095	$59,212,975	$8,280,984	$46,755,581	$235,005,400

Total shares outstanding	1,187,548	4,965,974	601,530	5,368,016	756,876	4,282,980	21,364,904

Net asset value per share (NAV)	$10.04	$9.96	$11.06	$11.03	$10.94	$10.92	$11.00

Total units outstanding	646,907	4,780,815	609,295	5,426,851	766,590	4,329,744	12,743,049

Variable accumulation unit value (lowest to highest)	$12.54 to $19.96	$9.38 to $12.13	$10.90 to $10.92	$10.85 to $11.00	$10.79 to $10.80	$10.74 to $10.89	$12.38 to $25.47

Identified cost of investment	$12,655,228	$50,899,859	$6,016,123	$53,916,773	$7,568,724	$42,882,354	$217,206,708

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

6

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP Natural Resources— Initial Class	NYLI VP Newton Technology Growth— Initial Class	NYLI VP Newton Technology Growth— Service Class	NYLI VP PIMCO Real Return— Service Class	NYLI VP PineStone International Equity— Initial Class	NYLI VP PineStone International Equity— Service Class	NYLI VP S&P 500 Index— Initial Class
ASSETS:
Investment at net asset value	$98,013,190	$23,339,524	$275,887,575	$84,198,965	$10,302,160	$65,471,023	$200,572,309
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(29,850)	(22)	16,666	26,497	(59)	51,474	(70,993)
Net receivable from (payable to) the Fund for shares sold or purchased	33,261	963	(7,844)	(23,789)	462	(49,221)	78,828
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3,208	856	8,634	2,677	363	2,142	7,001
Administrative charges	203	85	188	31	40	111	834

Total net assets	$98,013,190	$23,339,524	$275,887,575	$84,198,965	$10,302,160	$65,471,023	$200,572,309

Total shares outstanding	7,348,252	1,936,858	22,946,650	10,758,189	829,255	5,369,294	1,646,071

Net asset value per share (NAV)	$13.34	$12.05	$12.02	$7.83	$12.42	$12.19	$121.85

Total units outstanding	7,192,222	1,962,386	23,186,462	7,681,880	304,228	3,836,300	1,708,638

Variable accumulation unit value (lowest to highest)	$11.72 to $20.20	$11.85 to $11.90	$11.83 to $11.99	$10.09 to $11.53	$22.18 to $37.85	$10.64 to $26.91	$48.20 to $136.52

Identified cost of investment	$74,017,002	$19,400,100	$229,474,263	$89,857,954	$10,505,517	$65,933,318	$89,673,976

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

7

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP S&P 500 Index— Service Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Service Class	NYLI VP Small Cap Growth— Initial Class	NYLI VP Small Cap Growth— Service Class	NYLI VP U.S. Government Money Market— Initial Class	NYLI VP Wellington Growth— Initial Class
ASSETS:
Investment at net asset value	$1,440,275,229	$24,584,908	$127,891,667	$26,975,354	$44,966,631	$179,991,554	$83,846,039
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,361,679	2	(46,567)	1,025	29,950	(1,056,635)	(225)
Net receivable from (payable to) the Fund for shares sold or purchased	(1,314,624)	971	51,182	50	(28,556)	1,062,732	3,483
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	46,473	874	4,419	967	1,341	5,963	2,892
Administrative charges	582	99	196	108	53	134	366

Total net assets	$1,440,275,229	$24,584,908	$127,891,667	$26,975,354	$44,966,631	$179,991,554	$83,846,039

Total shares outstanding	11,963,055	2,490,368	13,508,066	2,332,318	4,151,737	179,973,556	2,505,350

Net asset value per share (NAV)	$120.39	$9.87	$9.47	$11.57	$10.83	$1.00	$33.47

Total units outstanding	58,396,880	512,797	5,755,779	1,051,851	2,521,368	49,790,252	1,114,867

Variable accumulation unit value (lowest to highest)	$16.30 to $70.12	$47.67 to $52.27	$11.83 to $49.98	$24.23 to $25.97	$11.65 to $26.61	$0.92 to $11.47	$26.65 to $81.24

Identified cost of investment	$1,064,110,329	$20,724,229	$110,853,043	$27,282,687	$45,087,417	$179,991,565	$65,122,759

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

8

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	NYLI VP Wellington Growth— Service Class	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Wellington Small Cap— Service Class	NYLI VP Winslow Large Cap Growth— Initial Class	NYLI VP Winslow Large Cap Growth— Service Class	AB VPS Relative Value Portfolio— Class B	American Funds® IS Asset Allocation Fund— Class 4
ASSETS:
Investment at net asset value	$19,735,013	$13,054,251	$70,615,916	$52,402,542	$411,098,621	$34,515,699	$291,947,030
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5)	78	(19,305)	(35)	(113,567)	275,525	104,027
Net receivable from (payable to) the Fund for shares sold or purchased	808	436	21,777	2,101	126,780	(274,762)	(94,735)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	741	460	2,334	1,857	12,969	756	9,250
Administrative charges	62	54	138	209	244	7	42

Total net assets	$19,735,013	$13,054,251	$70,615,916	$52,402,542	$411,098,621	$34,515,699	$291,947,030

Total shares outstanding	614,394	1,226,777	6,717,329	1,664,191	15,118,255	1,118,823	10,905,754

Net asset value per share (NAV)	$32.12	$10.64	$10.51	$31.49	$27.19	$30.85	$26.77

Total units outstanding	411,661	953,226	4,434,329	624,249	12,186,968	2,536,793	18,081,341

Variable accumulation unit value (lowest to highest)	$16.49 to $53.42	$13.31 to $13.72	$12.32 to $17.35	$44.58 to $97.48	$17.80 to $83.01	$13.15 to $13.87	$14.06 to $17.99

Identified cost of investment	$15,008,567	$10,543,903	$58,727,266	$42,591,644	$372,620,885	$34,368,504	$272,416,128

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

9

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	American Funds® IS The Bond Fund of America®— Class 4	American Funds® IS Capital World Bond Fund®— Class 4	American Funds® IS Global Small Capitalization Fund— Class 4	American Funds® IS Growth Fund— Class 4	American Funds® IS New World Fund®— Class 4	American Funds® IS U.S. Government Securities Fund®— Class 4	American Funds® IS Washington Mutual Investors Fund— Class 4
ASSETS:
Investment at net asset value	$23,426,873	$2,787,478	$19,626,586	$903,030,850	$57,169,244	$4,944,219	$301,497,165
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	1,153	212	764	1,604,266	(73,208)	—	448,770
Net receivable from (payable to) the Fund for shares sold or purchased	(665)	(136)	(173)	(1,574,148)	74,943	115	(439,556)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	487	76	587	30,073	1,721	114	9,183
Administrative charges	1	—	4	45	14	1	31

Total net assets	$23,426,873	$2,787,478	$19,626,586	$903,030,850	$57,169,244	$4,944,219	$301,497,165

Total shares outstanding	2,516,313	280,713	1,034,612	6,719,480	1,802,877	507,620	17,179,326

Net asset value per share (NAV)	$9.31	$9.93	$18.97	$134.39	$31.71	$9.74	$17.55

Total units outstanding	2,212,346	255,799	1,288,694	46,065,959	3,217,804	449,037	17,427,924

Variable accumulation unit value (lowest to highest)	$10.21 to $10.77	$10.78 to $11.02	$11.70 to $17.81	$17.76 to $33.80	$14.20 to $21.04	$10.85 to $11.11	$15.28 to $21.78

Identified cost of investment	$23,421,090	$2,802,273	$18,477,577	$752,900,552	$47,374,811	$4,970,383	$260,785,792

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

10

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2
ASSETS:
Investment at net asset value	$167,945,933	$143,966,843	$—	$—	$7,210,542	$30,185,671	$922,361
Dividends due and accrued	—	759,402	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	259,436	132,167	—	—	(1,121)	24,820	—
Net receivable from (payable to) the Fund for shares sold or purchased	(254,053)	(887,520)	—	—	1,307	(23,945)	35
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5,331	4,029	—	—	185	868	34
Administrative charges	52	20	—	—	1	7	1

Total net assets	$167,945,933	$143,966,843	$—	$—	$7,210,542	$30,185,671	$922,361

Total shares outstanding	12,589,650	20,341,966	—	—	126,235	488,995	230,590

Net asset value per share (NAV)	$13.34	$7.04	$—	$—	$57.12	$61.73	$4.00

Total units outstanding	10,948,173	10,159,680	—	—	453,516	1,377,891	73,206

Variable accumulation unit value (lowest to highest)	$12.86 to $20.22	$12.29 to $15.29	$—	$—	$15.43 to $16.28	$15.47 to $26.31	$9.83 to $15.34

Identified cost of investment	$174,271,189	$141,918,363	$—	$—	$6,546,360	$29,162,891	$961,248

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

11

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2
ASSETS:
Investment at net asset value	$35,638,431	$3,488,145	$50,409,321	$60,261,276	$100,355,465	$151,928,071	$540,284,967
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(64,234)	—	29,952	(112,247)	107,843	41,309	(112,403)
Net receivable from (payable to) the Fund for shares sold or purchased	65,422	78	(28,427)	114,225	(104,646)	(35,363)	130,096
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,182	77	1,468	1,969	3,189	5,320	17,151
Administrative charges	6	1	57	9	8	626	542

Total net assets	$35,638,431	$3,488,145	$50,409,321	$60,261,276	$100,355,465	$151,928,071	$540,284,967

Total shares outstanding	4,197,695	407,493	4,052,196	4,398,633	10,240,354	2,536,785	9,502,022

Net asset value per share (NAV)	$8.49	$8.56	$12.44	$13.70	$9.80	$59.89	$56.86

Total units outstanding	2,901,102	327,098	2,213,976	4,770,858	10,852,799	1,065,010	15,339,769

Variable accumulation unit value (lowest to highest)	$11.70 to $12.71	$10.34 to $10.87	$14.18 to $44.74	$10.96 to $13.38	$8.78 to $10.80	$77.16 to $159.65	$18.64 to $95.77

Identified cost of investment	$35,707,572	$3,468,030	$48,448,243	$56,519,217	$101,947,347	$113,984,945	$477,520,859

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

12

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2	Fidelity® VIP Extended Market Index Portfolio— Service Class 2	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Government Money Market Portfolio— Investor Class
ASSETS:
Investment at net asset value	$27,025,634	$42,743,749	$212,771,357	$5,108,434	$1,128,044,588	$86,364,311	$—
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(17,084)	(46,003)	30,857	6,185	(410,492)	(44,712)	—
Net receivable from (payable to) the Fund for shares sold or purchased	17,845	47,682	(24,263)	(6,070)	469,481	47,464	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	753	1,505	6,417	114	37,260	2,746	—
Administrative charges	8	174	177	1	21,729	6	—

Total net assets	$27,025,634	$42,743,749	$212,771,357	$5,108,434	$1,128,044,588	$86,364,311	$—

Total shares outstanding	1,705,087	1,452,387	7,563,859	322,095	96,085,570	7,356,415	—

Net asset value per share (NAV)	$15.85	$29.43	$28.13	$15.86	$11.74	$11.74	$—

Total units outstanding	1,643,857	674,067	9,123,926	412,025	74,139,146	5,937,334	—

Variable accumulation unit value (lowest to highest)	$15.37 to $16.86	$41.27 to $69.44	$14.35 to $47.14	$12.24 to $12.51	$15.22 to $15.94	$13.17 to $15.95	$—

Identified cost of investment	$20,867,096	$34,950,532	$189,222,535	$4,813,651	$980,844,283	$76,550,771	$—

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

13

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II
ASSETS:
Investment at net asset value	$452,488,742	$76,609,144	$74,672,433	$20,149,707	$152,593,315	$330,248,957	$94,424,437
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	343,222	19,266	123,012	(1,794)	9,291	529,595	(2,498)
Net receivable from (payable to) the Fund for shares sold or purchased	(329,685)	(16,921)	(120,826)	2,207	(4,272)	(520,000)	5,494
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	13,365	2,325	2,181	410	4,794	9,583	2,977
Administrative charges	172	20	5	3	225	12	19

Total net assets	$452,488,742	$76,609,144	$74,672,433	$20,149,707	$152,593,315	$330,248,957	$94,424,437

Total shares outstanding	4,693,867	2,026,161	5,349,028	1,836,801	4,338,735	19,858,626	9,088,011

Net asset value per share (NAV)	$96.40	$37.81	$13.96	$10.97	$35.17	$16.63	$10.39

Total units outstanding	12,211,348	4,926,295	4,978,511	1,870,217	5,827,599	19,117,629	8,243,621

Variable accumulation unit value (lowest to highest)	$19.34 to $61.48	$12.46 to $16.64	$14.37 to $15.93	$10.39 to $10.95	$13.93 to $66.29	$14.73 to $19.67	$10.84 to $11.87

Identified cost of investment	$314,602,944	$69,091,584	$62,220,294	$20,069,810	$152,994,165	$293,541,630	$89,989,807

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

14

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$746,854,443	$758,767,185	$205,050,565	$29,087,534	$30,599,146	$91,272,237	$52,465,935
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(187,811)	1,141,750	167,798	(75,526)	8,408	158,339	71
Net receivable from (payable to) the Fund for shares sold or purchased	209,374	(1,119,613)	(161,357)	76,444	(7,584)	(155,918)	1,966
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	21,520	22,099	6,421	910	811	2,400	1,807
Administrative charges	43	38	20	8	13	21	230

Total net assets	$746,854,443	$758,767,185	$205,050,565	$29,087,534	$30,599,146	$91,272,237	$52,465,935

Total shares outstanding	55,652,343	50,992,418	16,589,852	821,914	1,104,263	1,244,339	658,541

Net asset value per share (NAV)	$13.42	$14.88	$12.36	$35.39	$27.71	$73.35	$79.67

Total units outstanding	51,826,462	48,718,346	15,484,335	2,060,018	1,737,042	5,176,041	872,026

Variable accumulation unit value (lowest to highest)	$12.96 to $15.17	$13.72 to $16.95	$12.19 to $13.70	$12.85 to $15.87	$13.18 to $21.30	$13.49 to $21.14	$24.18 to $64.55

Identified cost of investment	$674,836,193	$677,384,123	$187,529,612	$27,516,100	$29,945,471	$88,895,665	$34,738,542

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

15

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	Janus Henderson Global Research Portfolio— Service Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class	MFS® Research Series— Initial Class
ASSETS:
Investment at net asset value	$67,003,527	$61,602,429	$—	$—	$34,714,380	$6,297,325	$—
Dividends due and accrued	—	—	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	35,675	(10,201)	—	—	(162)	60	—
Net receivable from (payable to) the Fund for shares sold or purchased	(33,694)	12,009	—	—	1,041	71	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1,915	1,799	—	—	868	130	—
Administrative charges	66	9	—	—	11	1	—

Total net assets	$67,003,527	$61,602,429	$—	$—	$34,714,380	$6,297,325	$—

Total shares outstanding	876,780	1,704,078	—	—	3,495,909	310,672	—

Net asset value per share (NAV)	$76.42	$36.15	$—	$—	$9.93	$20.27	$—

Total units outstanding	2,549,683	3,381,120	—	—	2,149,088	471,144	—

Variable accumulation unit value (lowest to highest)	$16.94 to $47.92	$15.04 to $19.75	$—	$—	$12.63 to $20.60	$12.94 to $13.59	$—

Identified cost of investment	$55,108,822	$53,538,148	$—	$—	$34,465,251	$5,672,571	$—

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

16

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	MFS® Research Series— Service Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	Nomura VIP Small Cap Value Series— Service Class	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
ASSETS:
Investment at net asset value	$—	$845,426	$98,422,457	$19,125,135	$74,379,074	$59,322,886	$44,509,939
Dividends due and accrued	—	—	—	—	(23)	(3)	1
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	534	(48,631)	(2,041)	68,901	(84,534)	(44,480)
Net receivable from (payable to) the Fund for shares sold or purchased	—	(498)	51,817	2,602	(67,135)	86,453	45,708
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	34	3,099	556	1,728	1,903	1,220
Administrative charges	—	2	87	5	15	13	9

Total net assets	$—	$845,426	$98,422,457	$19,125,135	$74,379,074	$59,322,886	$44,509,939

Total shares outstanding	—	29,163	4,097,521	479,687	7,186,386	5,908,654	4,551,118

Net asset value per share (NAV)	$—	$28.99	$24.02	$39.87	$10.35	$10.04	$9.78

Total units outstanding	—	15,795	4,216,670	1,352,187	6,061,725	5,257,749	4,179,324

Variable accumulation unit value (lowest to highest)	$—	$51.16 to $73.40	$13.11 to $64.49	$12.01 to $15.03	$11.81 to $12.34	$10.81 to $12.10	$9.92 to $11.22

Identified cost of investment	$—	$810,783	$102,601,645	$17,913,246	$72,175,124	$60,133,976	$44,092,419

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

17

NYLIAC Variable Annuity Separate Account-III

Statement of Assets and Liabilities (Continued)

As of December 31, 2025

	PIMCO VIT Short-Term Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Principal VC Real Estate Securities Account— Class 2	Putnam VT International Value Fund— Class IB	Voya Growth and Income Portfolio— Class S	Western Asset Core Plus VIT Portfolio— Class II
ASSETS:
Investment at net asset value	$7,769,537	$149,598,929	$23,651,544	$8,583,988	$6,124,080	$5,588,708
Dividends due and accrued	—	(5)	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(63)	(124,389)	1,065	7,196	323	—
Net receivable from (payable to) the Fund for shares sold or purchased	204	128,966	(398)	(7,008)	(186)	128
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	140	4,547	658	185	137	128
Administrative charges	1	25	9	3	—	—

Total net assets	$7,769,537	$149,598,929	$23,651,544	$8,583,988	$6,124,080	$5,588,708

Total shares outstanding	752,133	15,830,575	1,353,838	541,235	281,956	1,199,294

Net asset value per share (NAV)	$10.33	$9.45	$17.47	$15.86	$21.72	$4.66

Total units outstanding	725,157	13,776,656	2,058,448	634,125	456,877	531,700

Variable accumulation unit value (lowest to highest)	$10.55 to $10.78	$10.44 to $11.15	$11.35 to $11.63	$13.32 to $13.65	$13.23 to $13.52	$10.20 to $10.72

Identified cost of investment	$7,761,499	$154,181,454	$25,375,598	$7,882,859	$5,881,353	$5,644,690

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

18

NYLIAC Variable Annuity Separate Account-III

Statement of Operations

For the year ended December 31, 2025

	NYLI VP American Century Sustainable Equity— Initial Class	NYLI VP American Century Sustainable Equity— Service Class	NYLI VP Balanced— Service Class	NYLI VP Bond— Initial Class	NYLI VP Bond— Service Class	NYLI VP Candriam Emerging Markets Equity— Initial Class	NYLI VP Candriam Emerging Markets Equity— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$295,632	$402,894	$2,801,669	$898,448	$4,527,398	$24,058	$19,461
Mortality and expense risk charges	(421,598)	(805,921)	(1,451,865)	(240,075)	(1,162,182)	(84,467)	(312,817)
Administrative charges	(53,866)	(92,300)	(104,548)	(33,772)	(142,587)	(12,358)	(46,307)

Net investment income (loss)	(179,832)	(495,327)	1,245,256	624,601	3,222,629	(72,767)	(339,663)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,194,575	15,597,855	30,093,666	3,047,571	23,420,571	1,178,077	6,155,079
Cost of investments sold	(6,097,245)	(16,694,747)	(30,070,254)	(3,614,977)	(27,086,145)	(1,067,452)	(5,718,060)

Net realized gain (loss) on investments	(902,670)	(1,096,892)	23,412	(567,406)	(3,665,574)	110,625	437,019
Realized gain distribution received	1,689,526	3,330,677	1,375,040	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	2,354,099	3,954,397	8,581,420	894,370	5,213,926	1,935,574	6,767,294

Net gain (loss) on investments	3,140,955	6,188,182	9,979,872	326,964	1,548,352	2,046,199	7,204,313

Net increase (decrease) in net assets resulting from operations	$2,961,123	$5,692,855	$11,225,128	$951,565	$4,770,981	$1,973,432	$6,864,650

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

19

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP CBRE Global Infrastructure— Service Class	NYLI VP Conservative Allocation— Service Class	NYLI VP Dimensional U.S. Equity— Initial Class	NYLI VP Dimensional U.S. Equity— Service Class	NYLI VP Epoch U.S. Equity Yield— Initial Class	NYLI VP Epoch U.S. Equity Yield— Service Class	NYLI VP Equity Allocation— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$211,133	$5,978,237	$462,476	$296,739	$1,826,256	$3,516,335	$1,062,868
Mortality and expense risk charges	(119,707)	(1,894,625)	(897,858)	(906,288)	(1,032,338)	(1,994,516)	(1,589,796)
Administrative charges	(11,558)	(145,665)	(122,737)	(88,131)	(135,826)	(220,069)	(220,291)

Net investment income (loss)	79,868	3,937,947	(558,119)	(697,680)	658,092	1,301,750	(747,219)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,210,038	43,179,706	10,799,383	21,807,309	16,048,823	35,011,387	39,224,604
Cost of investments sold	(2,812,624)	(45,487,134)	(9,151,749)	(18,146,504)	(11,884,799)	(29,406,094)	(37,285,446)

Net realized gain (loss) on investments	397,414	(2,307,428)	1,647,634	3,660,805	4,164,024	5,605,293	1,939,158
Realized gain distribution received	—	—	14,863,391	16,135,641	8,841,659	19,065,059	—
Change in unrealized appreciation (depreciation) on investments	943,466	9,362,370	(7,800,709)	(10,610,076)	(4,163,416)	(7,010,488)	13,167,598

Net gain (loss) on investments	1,340,880	7,054,942	8,710,316	9,186,370	8,842,267	17,659,864	15,106,756

Net increase (decrease) in net assets resulting from operations	$1,420,748	$10,992,889	$8,152,197	$8,488,690	$9,500,359	$18,961,614	$14,359,537

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

20

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP Fidelity Institutional AM® Utilities— Initial Class	NYLI VP Fidelity Institutional AM® Utilities— Service Class	NYLI VP Floating Rate— Service Class	NYLI VP Growth Allocation— Service Class	NYLI VP Hedge Multi-Strategy— Service Class	NYLI VP Income Builder— Initial Class	NYLI VP Income Builder— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$19,934	$6,315,935	$16,426,273	$6,061,770	$872,151	$990,107	$3,882,459
Mortality and expense risk charges	(10,533)	(3,395,207)	(2,660,411)	(2,951,632)	(464,882)	(463,110)	(1,877,053)
Administrative charges	(1,694)	(349,317)	(263,598)	(402,531)	(57,841)	(63,633)	(85,569)

Net investment income (loss)	7,707	2,571,411	13,502,264	2,707,607	349,428	463,364	1,919,837

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	278,061	70,101,721	65,361,289	66,741,507	14,245,066	6,130,480	30,794,406
Cost of investments sold	(259,232)	(63,219,883)	(66,893,216)	(64,765,776)	(13,327,439)	(5,779,157)	(29,093,165)

Net realized gain (loss) on investments	18,829	6,881,838	(1,531,927)	1,975,731	917,627	351,323	1,701,241
Realized gain distribution received	100,287	35,396,556	—	2,862,043	—	—	—
Change in unrealized appreciation (depreciation) on investments	(32,922)	(13,401,004)	(3,537,999)	15,780,093	992,752	4,385,820	17,937,048

Net gain (loss) on investments	86,194	28,877,390	(5,069,926)	20,617,867	1,910,379	4,737,143	19,638,289

Net increase (decrease) in net assets resulting from operations	$93,901	$31,448,801	$8,432,338	$23,325,474	$2,259,807	$5,200,507	$21,558,126

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

21

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP Janus Henderson Balanced— Initial Class	NYLI VP Janus Henderson Balanced— Service Class	NYLI VP MacKay Convertible— Initial Class	NYLI VP MacKay Convertible— Service Class	NYLI VP MacKay High Yield Corporate Bond— Initial Class	NYLI VP MacKay High Yield Corporate Bond— Service Class	NYLI VP MacKay Strategic Bond— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$2,272,137	$11,905,054	$1,710,091	$10,869,944	$4,511,198	$39,012,159	$7,255,779
Mortality and expense risk charges	(1,596,359)	(8,015,190)	(612,443)	(3,761,545)	(1,047,027)	(8,231,539)	(1,491,094)
Administrative charges	(232,038)	(320,484)	(81,640)	(278,123)	(137,073)	(862,649)	(184,758)

Net investment income (loss)	443,740	3,569,380	1,016,008	6,830,276	3,327,098	29,917,971	5,579,927

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	18,327,022	90,727,367	9,123,061	68,765,712	14,516,375	139,697,624	44,960,725
Cost of investments sold	(13,047,474)	(76,160,702)	(7,183,316)	(63,355,073)	(15,552,953)	(145,262,140)	(44,561,264)

Net realized gain (loss) on investments	5,279,548	14,566,665	1,939,745	5,410,639	(1,036,578)	(5,564,516)	399,461
Realized gain distribution received	5,862,314	34,704,902	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	4,258,144	34,857,782	3,575,766	33,298,668	1,943,790	10,547,541	2,822,995

Net gain (loss) on investments	15,400,006	84,129,349	5,515,511	38,709,307	907,212	4,983,025	3,222,456

Net increase (decrease) in net assets resulting from operations	$15,843,746	$87,698,729	$6,531,519	$45,539,583	$4,234,310	$34,900,996	$8,802,383

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

22

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class	NYLI VP MacKay U.S. Infrastructure Bond— Service Class	NYLI VP MFS® Investors Trust— Initial Class (a)	NYLI VP MFS® Investors Trust— Service Class (a)	NYLI VP MFS® Research— Initial Class (a)	NYLI VP MFS® Research— Service Class (a)	NYLI VP Moderate Allocation— Service Class
INVESTMENT INCOME (LOSS):
Dividend income	$408,613	$1,560,690	$—	$—	$—	$—	$6,948,342
Mortality and expense risk charges	(160,545)	(616,308)	(77,976)	(633,899)	(92,806)	(496,505)	(2,997,896)
Administrative charges	(23,854)	(72,221)	(11,207)	(69,166)	(12,524)	(56,277)	(302,509)

Net investment income (loss)	224,214	872,161	(89,183)	(703,065)	(105,330)	(552,782)	3,647,937

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,960,258	12,812,595	1,152,166	17,203,741	1,071,363	11,906,489	59,704,662
Cost of investments sold	(2,176,176)	(13,843,133)	(1,115,856)	(16,781,914)	(1,058,400)	(11,635,849)	(60,310,536)

Net realized gain (loss) on investments	(215,918)	(1,030,538)	36,310	421,827	12,963	270,640	(605,874)
Realized gain distribution received	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	809,507	3,357,410	633,972	5,296,202	712,260	3,873,228	17,979,971

Net gain (loss) on investments	593,589	2,326,872	670,282	5,718,029	725,223	4,143,868	17,374,097

Net increase (decrease) in net assets resulting from operations	$817,803	$3,199,033	$581,099	$5,014,964	$619,893	$3,591,086	$21,022,034

(a)	For the period February 7, 2025 (commencement of Investment Division) through December 31, 2025.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

23

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP Natural Resources— Initial Class	NYLI VP Newton Technology Growth— Initial Class (a)	NYLI VP Newton Technology Growth— Service Class (a)	NYLI VP PIMCO Real Return— Service Class	NYLI VP PineStone International Equity— Initial Class	NYLI VP PineStone International Equity— Service Class	NYLI VP S&P 500 Index— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,433,752	$—	$—	$4,173,826	$79,365	$327,621	$1,996,361
Mortality and expense risk charges	(1,103,024)	(259,782)	(2,565,453)	(995,993)	(136,744)	(782,770)	(2,437,289)
Administrative charges	(126,310)	(32,142)	(205,581)	(147,685)	(17,861)	(92,166)	(329,842)

Net investment income (loss)	204,418	(291,924)	(2,771,034)	3,030,148	(75,240)	(547,315)	(770,770)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	22,438,735	4,111,024	55,528,459	23,528,836	2,063,240	16,155,273	26,694,091
Cost of investments sold	(17,765,773)	(3,913,390)	(52,585,742)	(26,198,474)	(2,869,729)	(19,061,151)	(7,171,607)

Net realized gain (loss) on investments	4,672,962	197,634	2,942,717	(2,669,638)	(806,489)	(2,905,878)	19,522,484
Realized gain distribution received	—	—	—	—	—	—	929,926
Change in unrealized appreciation (depreciation) on investments	7,442,899	3,939,424	46,413,312	4,920,746	1,960,866	9,833,517	9,051,886

Net gain (loss) on investments	12,115,861	4,137,058	49,356,029	2,251,108	1,154,377	6,927,639	29,504,296

Net increase (decrease) in net assets resulting from operations	$12,320,279	$3,845,134	$46,584,995	$5,281,256	$1,079,137	$6,380,324	$28,733,526

(a)	For the period February 7, 2025 (commencement of Investment Division) through December 31, 2025.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

24

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP S&P 500 Index— Service Class	NYLI VP Schroders Mid Cap Opportunities— Initial Class	NYLI VP Schroders Mid Cap Opportunities— Service Class	NYLI VP Small Cap Growth— Initial Class	NYLI VP Small Cap Growth— Service Class	NYLI VP U.S. Government Money Market— Initial Class	NYLI VP Wellington Growth— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$11,130,959	$94,722	$165,703	$—	$—	$7,467,208	$—
Mortality and expense risk charges	(14,280,713)	(321,301)	(1,590,121)	(357,696)	(475,307)	(2,332,454)	(1,011,266)
Administrative charges	(881,493)	(43,452)	(173,768)	(53,851)	(44,339)	(299,946)	(148,787)

Net investment income (loss)	(4,031,247)	(270,031)	(1,598,186)	(411,547)	(519,646)	4,834,808	(1,160,053)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	154,475,107	4,365,318	28,278,288	4,557,943	11,600,460	113,933,440	10,324,610
Cost of investments sold	(92,300,100)	(5,997,395)	(33,579,661)	(5,317,123)	(13,050,569)	(113,933,440)	(8,612,554)

Net realized gain (loss) on investments	62,175,007	(1,632,077)	(5,301,373)	(759,180)	(1,450,109)	—	1,712,056
Realized gain distribution received	6,403,995	—	—	2,034,309	3,505,034	—	6,235,636
Change in unrealized appreciation (depreciation) on investments	126,489,707	3,206,915	13,741,530	(26,889)	78,752	—	4,790,793

Net gain (loss) on investments	195,068,709	1,574,838	8,440,157	1,248,240	2,133,677	—	12,738,485

Net increase (decrease) in net assets resulting from operations	$191,037,462	$1,304,807	$6,841,971	$836,693	$1,614,031	$4,834,808	$11,578,432

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

25

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	NYLI VP Wellington Growth— Service Class	NYLI VP Wellington Small Cap— Initial Class	NYLI VP Wellington Small Cap— Service Class	NYLI VP Winslow Large Cap Growth— Initial Class	NYLI VP Winslow Large Cap Growth— Service Class	AB VPS Relative Value Portfolio— Class B	American Funds® IS Asset Allocation Fund— Class 4
INVESTMENT INCOME (LOSS):
Dividend income	$—	$138,571	$577,021	$—	$—	$296,482	$4,886,123
Mortality and expense risk charges	(262,194)	(168,332)	(819,787)	(667,849)	(4,506,423)	(232,560)	(2,855,025)
Administrative charges	(33,214)	(23,656)	(89,510)	(90,798)	(404,173)	(26,683)	(84,310)

Net investment income (loss)	(295,408)	(53,417)	(332,276)	(758,647)	(4,910,596)	37,239	1,946,788

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,433,467	2,973,624	17,792,307	8,473,603	86,092,682	9,424,371	31,092,672
Cost of investments sold	(3,483,173)	(3,277,638)	(17,572,322)	(6,654,326)	(76,857,105)	(8,906,671)	(29,694,391)

Net realized gain (loss) on investments	(49,706)	(304,014)	219,985	1,819,277	9,235,577	517,700	1,398,281
Realized gain distribution received	1,514,980	—	—	6,063,365	52,523,046	2,768,545	17,108,688
Change in unrealized appreciation (depreciation) on investments	1,523,150	1,268,789	5,708,458	(989,786)	(9,300,365)	(525,397)	13,077,350

Net gain (loss) on investments	2,988,424	964,775	5,928,443	6,892,856	52,458,258	2,760,848	31,584,319

Net increase (decrease) in net assets resulting from operations	$2,693,016	$911,358	$5,596,167	$6,134,209	$47,547,662	$2,798,087	$33,531,107

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

26

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	American Funds® IS The Bond Fund of America®— Class 4	American Funds® IS Capital World Bond Fund®— Class 4	American Funds® IS Global Small Capitalization Fund— Class 4	American Funds® IS Growth Fund— Class 4	American Funds® IS New World Fund®— Class 4	American Funds® IS U.S. Government Securities Fund®— Class 4	American Funds® IS Washington Mutual Investors Fund— Class 4
INVESTMENT INCOME (LOSS):
Dividend income	$904,365	$73,601	$36,844	$817,196	$485,956	$183,391	$3,429,601
Mortality and expense risk charges	(149,796)	(16,877)	(202,273)	(8,060,090)	(616,305)	(31,174)	(2,764,292)
Administrative charges	(29,209)	(1,610)	(15,271)	(191,889)	(70,271)	(1,246)	(184,380)

Net investment income (loss)	725,360	55,114	(180,700)	(7,434,783)	(200,620)	150,971	480,929

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	4,928,751	1,019,490	5,304,549	39,553,751	18,825,958	2,883,624	36,028,764
Cost of investments sold	(4,901,460)	(985,974)	(6,112,125)	(30,864,751)	(16,258,515)	(2,875,265)	(28,126,650)

Net realized gain (loss) on investments	27,291	33,516	(807,576)	8,689,000	2,567,443	8,359	7,902,114
Realized gain distribution received	—	—	419,996	51,148,773	2,304,621	—	16,736,722
Change in unrealized appreciation (depreciation) on investments	372,494	3,568	2,915,712	66,806,469	8,236,193	(1,611)	11,327,081

Net gain (loss) on investments	399,785	37,084	2,528,132	126,644,242	13,108,257	6,748	35,965,917

Net increase (decrease) in net assets resulting from operations	$1,125,145	$92,198	$2,347,432	$119,209,459	$12,907,637	$157,719	$36,446,846

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

27

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	BlackRock® Global Allocation V.I. Fund— Class III	BlackRock® High Yield V.I. Fund— Class III	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon IP Technology Growth Portfolio— Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares	ClearBridge Variable Appreciation Portfolio— Class II	Columbia Variable Portfolio— Commodity Strategy Fund— Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$6,603,634	$8,415,337	$—	$—	$2,618	$78,189	$80,057
Mortality and expense risk charges	(1,719,109)	(1,368,795)	(29,448)	(274,929)	(46,054)	(300,878)	(12,448)
Administrative charges	(120,525)	(216,184)	(3,631)	(21,770)	(3,175)	(32,171)	(841)

Net investment income (loss)	4,764,000	6,830,358	(33,079)	(296,699)	(46,611)	(254,860)	66,768

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	31,937,501	25,518,900	22,950,426	242,280,433	1,708,698	7,636,440	318,177
Cost of investments sold	(32,705,125)	(25,869,981)	(16,761,123)	(182,307,002)	(1,457,608)	(5,871,546)	(342,216)

Net realized gain (loss) on investments	(767,624)	(351,081)	6,189,303	59,973,431	251,090	1,764,894	(24,039)
Realized gain distribution received	16,052,619	309,340	—	—	376,487	4,380,686	—
Change in unrealized appreciation (depreciation) on investments	4,511,193	2,893,057	(4,900,387)	(46,530,902)	200,905	(2,408,437)	79,958

Net gain (loss) on investments	19,796,188	2,851,316	1,288,916	13,442,529	828,482	3,737,143	55,919

Net increase (decrease) in net assets resulting from operations	$24,560,188	$9,681,674	$1,255,837	$13,145,830	$781,871	$3,482,283	$122,687

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

28

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2	Columbia Variable Portfolio— Intermediate Bond Fund— Class 2	Columbia Variable Portfolio— Small Cap Value Fund— Class 2	DWS Alternative Asset Allocation VIP— Class B	Fidelity® VIP Bond Index Portfolio— Service Class 2	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Service Class 2
INVESTMENT INCOME (LOSS):
Dividend income	$1,766,415	$151,185	$466,579	$2,268,136	$2,921,947	$199,753	$—
Mortality and expense risk charges	(428,978)	(21,733)	(511,247)	(735,380)	(1,028,092)	(1,843,573)	(5,846,407)
Administrative charges	(59,684)	(5,057)	(47,321)	(86,589)	(79,748)	(245,767)	(590,081)

Net investment income (loss)	1,277,753	124,395	(91,989)	1,446,167	1,814,107	(1,889,587)	(6,436,488)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	9,646,702	1,591,226	16,178,665	17,603,486	19,359,776	21,312,474	116,106,613
Cost of investments sold	(10,809,138)	(1,567,665)	(17,167,278)	(17,058,065)	(20,773,434)	(10,619,478)	(83,656,971)

Net realized gain (loss) on investments	(1,162,436)	23,561	(988,613)	545,421	(1,413,658)	10,692,996	32,449,642
Realized gain distribution received	—	—	8,033,949	—	—	23,065,865	84,084,217
Change in unrealized appreciation (depreciation) on investments	3,530,952	40,297	(729,154)	3,017,408	4,208,821	(5,641,160)	(19,347,789)

Net gain (loss) on investments	2,368,516	63,858	6,316,182	3,562,829	2,795,163	28,117,701	97,186,070

Net increase (decrease) in net assets resulting from operations	$3,646,269	$188,253	$6,224,193	$5,008,996	$4,609,270	$26,228,114	$90,749,582

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

29

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Emerging Markets Portfolio— Service Class 2	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2	Fidelity® VIP Extended Market Index Portfolio— Service Class 2	Fidelity® VIP FundsManager® 60% Portfolio— Investor Class	Fidelity® VIP FundsManager® 60% Portfolio— Service Class	Fidelity® VIP Government Money Market Portfolio— Investor Class
INVESTMENT INCOME (LOSS):
Dividend income	$318,347	$734,207	$3,337,128	$39,383	$23,952,282	$1,810,119	$1,457
Mortality and expense risk charges	(229,385)	(537,124)	(2,206,078)	(20,841)	(12,699,040)	(819,705)	(420)
Administrative charges	(17,185)	(71,366)	(201,584)	(699)	(7,406,754)	(43,774)	(245)

Net investment income (loss)	71,777	125,717	929,466	17,843	3,846,488	946,640	792

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	7,973,411	6,086,811	39,405,550	616,278	46,231,312	8,210,082	376,580
Cost of investments sold	(6,466,701)	(4,155,775)	(32,824,770)	(584,863)	(40,474,659)	(7,898,377)	(376,580)

Net realized gain (loss) on investments	1,506,710	1,931,036	6,580,780	31,415	5,756,653	311,705	—
Realized gain distribution received	174,253	2,286,227	11,701,798	—	4,331,828	258,406	—
Change in unrealized appreciation (depreciation) on investments	5,511,853	2,402,590	12,334,668	300,921	121,631,671	8,259,410	—

Net gain (loss) on investments	7,192,816	6,619,853	30,617,246	332,336	131,720,152	8,829,521	—

Net increase (decrease) in net assets resulting from operations	$7,264,593	$6,745,570	$31,546,712	$350,179	$135,566,640	$9,776,161	$792 .

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

30

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2	Fidelity® VIP Health Care Portfolio— Service Class 2	Fidelity® VIP International Index Portfolio— Service Class 2	Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2	Fidelity® VIP Mid Cap Portfolio— Service Class 2	Franklin Templeton Aggressive Model Portfolio— Class II	Franklin Templeton Conservative Model Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$120,979	$1,661,507	$628,817	$360,699	$4,027,526	$3,275,626
Mortality and expense risk charges	(4,273,566)	(794,452)	(570,797)	(115,611)	(1,639,725)	(2,879,648)	(1,037,006)
Administrative charges	(429,921)	(68,034)	(19,765)	(22,214)	(162,310)	(77,507)	(34,561)

Net investment income (loss)	(4,703,487)	(741,507)	1,070,945	490,992	(1,441,336)	1,070,371	2,204,059

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	78,394,181	19,434,050	11,125,372	3,677,918	30,979,749	40,443,651	21,878,332
Cost of investments sold	(58,291,332)	(20,283,180)	(9,302,431)	(3,581,567)	(30,658,982)	(33,250,779)	(21,541,801)

Net realized gain (loss) on investments	20,102,849	(849,130)	1,822,941	96,351	320,767	7,192,872	336,531
Realized gain distribution received	5,251,440	4,860,853	—	—	16,937,679	20,812,624	—
Change in unrealized appreciation (depreciation) on investments	56,157,366	6,240,331	11,913,860	283,426	(1,369,023)	12,785,215	4,253,376

Net gain (loss) on investments	81,511,655	10,252,054	13,736,801	379,777	15,889,423	40,790,711	4,589,907

Net increase (decrease) in net assets resulting from operations	$76,808,168	$9,510,547	$14,807,746	$870,769	$14,448,087	$41,861,082	$6,793,966

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

31

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	Franklin Templeton Moderate Model Portfolio— Class II	Franklin Templeton Moderately Aggressive Model Portfolio— Class II	Franklin Templeton Moderately Conservative Model Portfolio— Class II	Invesco V.I. EQV International Equity Fund— Series II Shares	Invesco V.I. Main Street Small Cap Fund®— Series II Shares	Janus Henderson Enterprise Portfolio— Service Shares	Janus Henderson Global Research Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$16,155,051	$13,616,954	$5,704,155	$334,781	$68,983	$38,126	$293,505
Mortality and expense risk charges	(7,109,966)	(6,946,565)	(2,202,290)	(332,251)	(264,041)	(789,759)	(638,970)
Administrative charges	(828,034)	(573,628)	(158,202)	(36,643)	(26,773)	(86,193)	(94,745)

Net investment income (loss)	8,217,051	6,096,761	3,343,663	(34,113)	(221,831)	(837,826)	(440,210)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	86,256,035	84,519,711	35,923,764	11,215,365	6,909,517	15,318,417	7,353,896
Cost of investments sold	(74,919,107)	(72,029,544)	(33,218,957)	(10,728,867)	(6,518,883)	(14,977,126)	(3,056,840)

Net realized gain (loss) on investments	11,336,928	12,490,167	2,704,807	486,498	390,634	341,291	4,297,056
Realized gain distribution received	23,088,994	32,426,474	—	1,826,845	3,067,280	6,793,790	4,467,990
Change in unrealized appreciation (depreciation) on investments	34,851,917	34,320,352	12,662,735	1,617,320	(1,187,979)	(1,020,902)	657,048

Net gain (loss) on investments	69,277,839	79,236,993	15,367,542	3,930,663	2,269,935	6,114,179	9,422,094

Net increase (decrease) in net assets resulting from operations	$77,494,890	$85,333,754	$18,711,205	$3,896,550	$2,048,104	$5,276,353	$8,981,884

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

32

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	Janus Henderson Global Research Portfolio— Service Shares	MFS® International Intrinsic Value Portfolio— Service Class	MFS® Investors Trust Series— Initial Class	MFS® Investors Trust Series— Service Class	MFS® Mid Cap Value Portfolio— Service Class	MFS® Research International Portfolio— Service Class	MFS® Research Series— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$255,104	$750,958	$—	$—	$287,208	$71,832	$—
Mortality and expense risk charges	(643,778)	(599,886)	(9,324)	(75,592)	(309,672)	(40,246)	(10,989)
Administrative charges	(63,202)	(63,283)	(1,371)	(8,102)	(24,058)	(3,436)	(1,371)

Net investment income (loss)	(451,876)	87,789	(10,695)	(83,694)	(46,522)	28,150	(12,360)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	14,482,095	18,261,313	7,217,626	61,580,482	12,142,977	2,109,113	8,626,026
Cost of investments sold	(11,087,709)	(15,877,504)	(5,853,598)	(53,518,298)	(11,792,919)	(1,858,554)	(7,031,815)

Net realized gain (loss) on investments	3,394,386	2,383,809	1,364,028	8,062,184	350,058	250,559	1,594,211
Realized gain distribution received	5,388,058	3,211,753	—	—	3,129,690	—	—
Change in unrealized appreciation (depreciation) on investments	2,175,842	9,336,883	(1,182,208)	(6,559,066)	(1,822,263)	614,749	(1,340,501)

Net gain (loss) on investments	10,958,286	14,932,445	181,820	1,503,118	1,657,485	865,308	253,710

Net increase (decrease) in net assets resulting from operations	$10,506,410	$15,020,234	$171,125	$1,419,424	$1,610,963	$893,458	$241,350

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

33

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	MFS® Research Series— Service Class	Neuberger Berman AMT Mid Cap Growth Portfolio— Class I	Neuberger Berman AMT Mid Cap Growth Portfolio— Class S	Nomura VIP Small Cap Value Series— Service Class	PIMCO VIT Income Portfolio— Advisor Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Advisor Class	PIMCO VIT Low Duration Portfolio— Advisor Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$—	$166,403	$3,231,924	$2,059,094	$1,774,540
Mortality and expense risk charges	(58,025)	(15,565)	(1,135,471)	(189,162)	(547,154)	(727,698)	(473,672)
Administrative charges	(7,306)	(1,836)	(94,391)	(18,496)	(84,149)	(94,459)	(50,837)

Net investment income (loss)	(65,331)	(17,401)	(1,229,862)	(41,255)	2,600,621	1,236,937	1,250,031

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	47,373,872	504,271	26,070,819	4,238,617	14,608,240	21,382,264	28,018,397
Cost of investments sold	(39,863,394)	(484,328)	(25,811,823)	(4,230,416)	(14,387,386)	(22,727,688)	(28,012,309)

Net realized gain (loss) on investments	7,510,478	19,943	258,996	8,201	220,854	(1,345,424)	6,088
Realized gain distribution received	—	140,368	14,916,680	1,099,511	—	—	—
Change in unrealized appreciation (depreciation) on investments	(6,138,640)	(93,107)	(10,114,137)	157,987	2,695,005	1,558,208	613,811

Net gain (loss) on investments	1,371,838	67,204	5,061,539	1,265,699	2,915,859	212,784	619,899

Net increase (decrease) in net assets resulting from operations	$1,306,507	$49,803	$3,831,677	$1,224,444	$5,516,480	$1,449,721	$1,869,930

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

34

NYLIAC Variable Annuity Separate Account-III

Statement of Operations (Continued)

For the year ended December 31, 2025

	PIMCO VIT Short-Term Portfolio— Advisor Class	PIMCO VIT Total Return Portfolio— Advisor Class	Principal VC Real Estate Securities Account— Class 2		Putnam VT International Value Fund— Class IB	Voya Growth and Income Portfolio— Class S	Western Asset Core Plus VIT Portfolio— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$201,688	$5,780,516	$365,983		$14,297	$7,092	$237,161
Mortality and expense risk charges	(31,957)	(1,651,285)	(239,282)		(30,264)	(32,680)	(40,696)
Administrative charges	(4,168)	(232,370)	(15,911)		(2,484)	(1,833)	(4,421)

Net investment income (loss)	165,563	3,896,861	110,790		(18,451)	(27,421)	192,044

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,593,410	40,009,348	7,742,852		858,948	1,654,877	2,018,991
Cost of investments sold	(1,589,408)	(45,869,436)	(8,124,829)		(774,377)	(1,686,028)	(2,087,616)

Net realized gain (loss) on investments	4,002	(5,860,088)	(381,977)		84,571	(31,151)	(68,625)
Realized gain distribution received	—	—	846,992		10,024	411,250	—
Change in unrealized appreciation (depreciation) on investments	2,432	12,309,385	(644,360)		715,037	414,843	183,878

Net gain (loss) on investments	6,434	6,449,297	(179,345)		809,632	794,942	115,253

Net increase (decrease) in net assets resulting from operations	$171,997	$10,346,158	$(68,555	) $	791,181	$767,521	$307,297

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

35

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP American Century Sustainable Equity— Initial Class		NYLI VP American Century Sustainable Equity— Service Class		NYLI VP Balanced— Service Class		NYLI VP Bond— Initial Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(179,832)	$(166,781)	$(495,327)	$(481,024)	$1,245,256	$1,184,354	$624,601	$641,591
Net realized gain (loss) on investments	(902,670)	(2,187,937)	(1,096,892)	(2,878,406)	23,412	(948,892)	(567,406)	(620,117)
Realized gain distribution received	1,689,526	832,622	3,330,677	1,615,117	1,375,040	—	—	—
Change in unrealized appreciation/(depreciation) on investments	2,354,099	7,431,583	3,954,397	12,778,894	8,581,420	7,100,045	894,370	40,440

Net increase (decrease) in net assets resulting from operations	2,961,123	5,909,487	5,692,855	11,034,581	11,225,128	7,335,507	951,565	61,914

Contributions and (withdrawals): Payments received from policyowners	121,196	176,505	1,889,614	2,987,684	7,349,151	7,488,542	113,275	169,292
Policyowners’ surrenders	(3,389,031)	(5,059,713)	(9,409,692)	(10,836,827)	(14,605,593)	(14,813,569)	(2,338,671)	(2,492,881)
Policyowners’ annuity and death benefits	(1,004,818)	(530,171)	(545,762)	(762,763)	(1,224,961)	(2,331,414)	(420,312)	(455,541)
Net transfers from (to) Fixed Account	17,576	(60,709)	486,427	435,392	2,333,352	2,325,493	13,139	8,355
Transfers between Investment Divisions	(296,076)	(812,259)	(1,022,813)	(1,541,796)	292,099	103,739	219,342	809,411

Net contributions and (withdrawals)	(4,551,153)	(6,286,347)	(8,602,226)	(9,718,310)	(5,855,952)	(7,227,209)	(2,413,227)	(1,961,364)

Increase (decrease) in net assets	(1,590,030)	(376,860)	(2,909,371)	1,316,271	5,369,176	108,298	(1,461,662)	(1,899,450)
NET ASSETS:
Beginning of period	34,392,196	34,769,056	66,881,770	65,565,499	119,729,496	119,621,198	19,246,514	21,145,964

End of period	$32,802,166	$34,392,196	$63,972,399	$66,881,770	$125,098,672	$119,729,496	$17,784,852	$19,246,514

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

36

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Bond— Service Class		NYLI VP Candriam Emerging Markets Equity— Initial Class		NYLI VP Candriam Emerging Markets Equity— Service Class		NYLI VP CBRE Global Infrastructure— Service Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,222,629	$3,094,596	$(72,767)	$(36,436)	$(339,663)	$(217,275)	$79,868	$85,630
Net realized gain (loss) on investments	(3,665,574)	(2,538,984)	110,625	(1,917)	437,019	(651,639)	397,414	101,102
Realized gain distribution received	—	—	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	5,213,926	(356,673)	1,935,574	724,774	6,767,294	3,319,911	943,466	354,017

Net increase (decrease) in net assets resulting from operations	4,770,981	198,939	1,973,432	686,421	6,864,650	2,450,997	1,420,748	540,749

Contributions and (withdrawals):
Payments received from policyowners	3,125,966	5,479,917	66,309	58,232	446,125	615,712	1,132,834	1,082,644
Policyowners’ surrenders	(12,215,031)	(11,991,896)	(712,159)	(786,711)	(3,467,246)	(3,744,348)	(920,506)	(1,031,577)
Policyowners’ annuity and death benefits	(1,200,222)	(1,491,670)	(95,284)	(101,354)	(124,977)	(209,009)	(104,317)	(37,058)
Net transfers from (to) Fixed Account	910,146	1,197,175	3,057	(40,473)	106,030	(38,756)	388,241	450,476
Transfers between Investment Divisions	1,241,400	5,957,862	(262,058)	(8,433)	(1,856,109)	(177,795)	857,381	41,996

Net contributions and (withdrawals)	(8,137,741)	(848,612)	(1,000,135)	(878,739)	(4,896,177)	(3,554,196)	1,353,633	506,481

Increase (decrease) in net assets	(3,366,760)	(649,673)	973,297	(192,318)	1,968,473	(1,103,199)	2,774,381	1,047,230
NET ASSETS:
Beginning of period	97,021,279	97,670,952	6,331,324	6,523,642	22,725,924	23,829,123	9,983,732	8,936,502

End of period	$93,654,519	$97,021,279	$7,304,621	$6,331,324	$24,694,397	$22,725,924	$12,758,113	$9,983,732

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

37

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Conservative Allocation— Service Class		NYLI VP Dimensional U.S. Equity— Initial Class		NYLI VP Dimensional U.S. Equity— Service Class		NYLI VP Epoch U.S. Equity Yield— Initial Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,937,947	$(141,006)	$(558,119)	$(479,017)	$(697,680)	$(610,231)	$658,092	$1,048,198
Net realized gain (loss) on investments	(2,307,428)	(4,898,455)	1,647,634	2,423,056	3,660,805	2,790,770	4,164,024	2,612,847
Realized gain distribution received	—	—	14,863,391	—	16,135,641	—	8,841,659	4,972,127
Change in unrealized appreciation/(depreciation) on investments	9,362,370	12,774,651	(7,800,709)	12,717,057	(10,610,076)	12,595,692	(4,163,416)	4,572,759

Net increase (decrease) in net assets resulting from operations	10,992,889	7,735,190	8,152,197	14,661,096	8,488,690	14,776,231	9,500,359	13,205,931

Contributions and (withdrawals):
Payments received from policyowners	3,817,155	6,715,341	234,151	300,223	3,163,512	6,078,590	337,592	470,135
Policyowners’ surrenders	(22,852,845)	(25,787,172)	(7,101,063)	(8,441,136)	(9,963,633)	(10,017,552)	(12,105,573)	(10,133,966)
Policyowners’ annuity and death benefits	(2,795,613)	(6,343,574)	(1,698,217)	(2,125,523)	(556,352)	(1,033,730)	(2,127,058)	(2,041,867)
Net transfers from (to) Fixed Account	2,321,786	2,074,164	(23,827)	(177,182)	510,355	806,436	(27,857)	(141,007)
Transfers between Investment Divisions	(1,943,432)	(2,405,529)	(1,045,993)	(966,222)	(2,320,982)	(2,941,371)	(673,236)	(716,295)

Net contributions and (withdrawals)	(21,452,949)	(25,746,770)	(9,634,949)	(11,409,840)	(9,167,100)	(7,107,627)	(14,596,132)	(12,563,000)

Increase (decrease) in net assets	(10,460,060)	(18,011,580)	(1,482,752)	3,251,256	(678,410)	7,668,604	(5,095,773)	642,931
NET ASSETS:
Beginning of period	156,172,926	174,184,506	72,076,129	68,824,873	77,200,203	69,531,599	82,830,873	82,187,942

End of period	$145,712,866	$156,172,926	$70,593,377	$72,076,129	$76,521,793	$77,200,203	$77,735,100	$82,830,873

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

38

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Epoch U.S. Equity Yield— Service Class		NYLI VP Equity Allocation— Service Class		NYLI VP Fidelity Institutional AM® Utilities— Initial Class		NYLI VP Fidelity Institutional AM® Utilities— Service Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,301,750	$1,765,188	$(747,219)	$2,059,590)	$7,707	$5,455	$2,571,411	$2,090,841
Net realized gain (loss) on investments	5,605,293	6,637,358	1,939,158	(4,544,551)	18,829	21,319	6,881,838	2,470,810
Realized gain distribution received	19,065,059	9,648,749	—	—	100,287	54,188	35,396,556	19,461,849
Change in unrealized appreciation/(depreciation) on investments	(7,010,488)	6,343,662	13,167,598	19,863,999	(32,922)	112,088	(13,401,004)	39,988,342

Net increase (decrease) in net assets resulting from operations	18,961,614	24,394,957	14,359,537	13,259,858	93,901	193,050	31,448,801	64,011,842

Contributions and (withdrawals):
Payments received from policyowners	9,283,217	8,376,879	4,693,885	4,047,112	—	—	13,380,955	14,044,994
Policyowners’ surrenders	(20,206,303)	(21,089,087)	(21,074,956)	(21,113,100)	(37,463)	(167,508)	(40,344,521)	(41,255,474)
Policyowners’ annuity and death benefits	(1,519,332)	(2,308,474)	(1,389,407)	(888,238)	(7,058)	(91)	(3,949,130)	(4,013,330)
Net transfers from (to) Fixed Account	4,124,003	2,572,202	639,332	182,848	(125,536)	17,841	4,903,959	2,049,286
Transfers between Investment Divisions	(1,645,325)	(5,308,749)	(1,067,739)	(5,272,538)	(12,334)	(76,552)	(2,991,146)	(15,875,807)

Net contributions and (withdrawals)	(9,963,740)	(17,757,229)	(18,198,885)	(23,043,916)	(182,391)	(226,310)	(28,999,883)	(45,050,331)

Increase (decrease) in net assets	8,997,874	6,637,728	(3,839,348)	(9,784,058)	(88,490)	(33,260)	2,448,918	18,961,511
NET ASSETS:
Beginning of period	159,734,947	153,097,219	129,039,729	138,823,787	768,192	801,452	272,863,155	253,901,644

End of period	$168,732,821	$159,734,947	$125,200,381	$129,039,729	$679,702	$768,192	$275,312,073	$272,863,155

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

39

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Floating Rate— Service Class		NYLI VP Growth Allocation— Service Class		NYLI VP Hedge Multi- Strategy— Service Class		NYLI VP Income Builder— Initial Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$13,502,264	$15,091,448	$2,707,607	$(2,492,232)	$349,428	$(620,478)	$463,364	$618,986
Net realized gain (loss) on investments	(1,531,927)	(865,486)	1,975,731	(6,183,223)	917,627	620,369	351,323	(465,882)
Realized gain distribution received	—	—	2,862,043	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(3,537,999)	178,310	15,780,093	29,763,944	992,752	1,942,895	4,385,820	3,540,483

Net increase (decrease) in net assets resulting from operations	8,432,338	14,404,272	23,325,474	21,088,489	2,259,807	1,942,786	5,200,507	3,693,587

Contributions and (withdrawals):
Payments received from policyowners	18,659,641	27,887,259	6,775,683	12,811,433	2,212,341	1,839,636	242,830	332,736
Policyowners’ surrenders	(28,419,957)	(31,680,986)	(39,674,415)	(44,228,343)	(7,355,503)	(8,513,128)	(3,874,134)	(4,656,946)
Policyowners’ annuity and death benefits	(2,494,908)	(3,865,040)	(2,030,393)	(2,673,441)	(399,303)	(452,700)	(1,183,538)	(1,075,421)
Net transfers from (to) Fixed Account	7,815,041	10,229,892	1,742,143	1,420,074	282,668	439,115	(241,696)	(218,290)
Transfers between Investment Divisions	(5,572,125)	8,917,331	(1,786,684)	(4,932,685)	258,465	1,330,580	166,807	204,357

Net contributions and (withdrawals)	(10,012,308)	11,488,456	(34,973,666)	(37,602,962)	(5,001,332)	(5,356,497)	(4,889,731)	(5,413,564)

Increase (decrease) in net assets	(1,579,970)	25,892,728	(11,648,192)	(16,514,473)	(2,741,525)	(3,413,711)	310,776	(1,719,977)
NET ASSETS:
Beginning of period	243,791,669	217,898,941	244,167,784	260,682,257	39,762,900	43,176,611	36,563,937	38,283,914

End of period	$242,211,699	$243,791,669	$232,519,592	$244,167,784	$37,021,375	$39,762,900	$36,874,713	$36,563,937

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

40

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Income Builder— Service Class		NYLI VP Janus Henderson Balanced— Initial Class		NYLI VP Janus Henderson Balanced— Service Class		NYLI VP MacKay Convertible— Initial Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,919,837	$2,059,167	$443,740	$473,353	$3,569,380	$2,683,340	$1,016,008	$1,070,434
Net realized gain (loss) on investments	1,701,241	(1,390,920)	5,279,548	4,956,588	14,566,665	9,164,538	1,939,745	1,975,119
Realized gain distribution received	—	—	5,862,314	—	34,704,902	—	—	790,640
Change in unrealized appreciation/(depreciation) on investments	17,937,048	11,705,602	4,258,144	11,664,540	34,857,782	54,364,699	3,575,766	(311,967)

Net increase (decrease) in net assets resulting from operations	21,558,126	12,373,849	15,843,746	17,094,481	87,698,729	66,212,577	6,531,519	3,524,226

Contributions and (withdrawals):
Payments received from policyowners	25,833,966	17,569,528	438,262	701,805	133,876,489	115,294,790	234,135	361,204
Policyowners’ surrenders	(15,526,849)	(17,511,633)	(12,323,699)	(14,525,646)	(59,543,199)	(53,849,265)	(6,188,369)	(6,195,608)
Policyowners’ annuity and death benefits	(1,883,763)	(2,921,448)	(2,795,089)	(3,613,523)	(5,372,079)	(6,251,946)	(1,516,647)	(1,345,737)
Net transfers from (to) Fixed Account	4,477,148	3,134,997	(393,840)	(233,343)	24,217,789	20,253,220	12,796	(33,114)
Transfers between Investment Divisions	(495,430)	(3,049,394)	(589,177)	(419,916)	4,392,752	14,558,908	(567,968)	(1,031,074)

Net contributions and (withdrawals)	12,405,072	(2,777,950)	(15,663,543)	(18,090,623)	97,571,752	90,005,707	(8,026,053)	(8,244,329)

Increase (decrease) in net assets	33,963,198	9,595,899	180,203	(996,142)	185,270,481	156,218,284	(1,494,534)	(4,720,103)
NET ASSETS:
Beginning of period	136,949,470	127,353,571	127,159,882	128,156,024	603,492,078	447,273,794	49,417,615	54,137,718

End of period	$170,912,668	$136,949,470	$127,340,085	$127,159,882	$788,762,559	$603,492,078	$47,923,081	$49,417,615

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

41

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP MacKay Convertible— Service Class		NYLI VP MacKay High Yield Corporate Bond— Initial Class		NYLI VP MacKay High Yield Corporate Bond— Service Class		NYLI VP MacKay Strategic Bond— Service Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,830,276	$5,861,191	$3,327,098	$3,836,666	$29,917,971	$29,450,134	$5,579,927	$5,400,035
Net realized gain (loss) on investments	5,410,639	3,752,580	(1,036,578)	(689,561)	(5,564,516)	(6,632,883)	399,461	(506,269)
Realized gain distribution received	—	4,849,031	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	33,298,668	5,688,007	1,943,790	1,706,356	10,547,541	12,147,537	2,822,995	2,135,045

Net increase (decrease) in net assets resulting from operations	45,539,583	20,150,809	4,234,310	4,853,461	34,900,996	34,964,788	8,802,383	7,028,811

Contributions and (withdrawals):
Payments received from policyowners	34,361,069	28,374,704	373,730	585,460	50,989,775	56,875,245	7,117,299	8,825,996
Policyowners’ surrenders	(37,727,294)	(35,135,644)	(9,685,795)	(11,019,109)	(87,140,780)	(89,878,841)	(23,960,652)	(25,921,818)
Policyowners’ annuity and death benefits	(4,085,834)	(4,771,593)	(3,036,068)	(3,121,880)	(10,021,417)	(10,726,995)	(1,466,546)	(1,742,803)
Net transfers from (to) Fixed Account	11,842,717	11,119,698	(50,445)	(81,949)	21,327,478	20,549,332	2,507,809	1,994,287
Transfers between Investment Divisions	(5,223,828)	5,078,914	(216,138)	336,748	17,855,760	27,417,714	2,086,183	5,331,981

Net contributions and (withdrawals)	(833,170)	4,666,079	(12,614,716)	(13,300,730)	(6,989,184)	4,236,455	(13,715,907)	(11,512,357)

Increase (decrease) in net assets	44,706,413	24,816,888	(8,380,406)	(8,447,269)	27,911,812	39,201,243	(4,913,524)	(4,483,546)
NET ASSETS:
Beginning of period	310,753,895	285,937,007	86,139,370	94,586,639	685,777,766	646,576,523	131,106,501	135,590,047

End of period	$355,460,308	$310,753,895	$77,758,964	$86,139,370	$713,689,578	$685,777,766	$126,192,977	$131,106,501

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

42

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP MacKay U.S. Infrastructure Bond— Initial Class		NYLI VP MacKay U.S. Infrastructure Bond— Service Class		NYLI VP MFS® Investors Trust— Initial Class	NYLI VP MFS® Investors Trust— Service Class
	2025	2024	2025	2024	2025 (a)	2025 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$224,214	$54,801	$872,161	$125,769	$(89,183)	$(703,065)
Net realized gain (loss) on investments	(215,918)	(274,895)	(1,030,538)	(1,142,395)	36,310	421,827
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	809,507	153,642	3,357,410	687,506	633,972	5,296,202

Net increase (decrease) in net assets resulting from operations	817,803	(66,452)	3,199,033	(329,120)	581,099	5,014,964

Contributions and (withdrawals):
Payments received from policyowners	157,570	75,222	2,952,063	2,386,537	25,026	1,699,717
Policyowners’ surrenders	(1,301,255)	(1,407,986)	(6,057,671)	(5,689,909)	(760,876)	(7,182,173)
Policyowners’ annuity and death benefits	(302,827)	(234,107)	(622,364)	(585,573)	(140,959)	(602,866)
Net transfers from (to) Fixed Account	17,307	15,375	954,464	478,199	(65,793)	712,453
Transfers between Investment Divisions	(33,873)	243,545	(91,393)	1,760,905	7,011,598	59,570,880

Net contributions and (withdrawals)	(1,463,078)	(1,307,951)	(2,864,901)	(1,649,841)	6,068,996	54,198,011

Increase (decrease) in net assets	(645,275)	(1,374,403)	334,132	(1,978,961)	6,650,095	59,212,975
NET ASSETS:
Beginning of period	12,570,872	13,945,275	49,108,096	51,087,057	—	—

End of period	$11,925,597	$12,570,872	$49,442,228	$49,108,096	$6,650,095	$59,212,975

(a) For the period February 7, 2025 (commencement of Investment Division) through December 31, 2025.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

43

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP MFS® Research— Initial Class	NYLI VP MFS® Research— Service Class	NYLI VP Moderate Allocation— Service Class		NYLI VP Natural Resources— Initial Class
	2025 (a)	2025 (a)	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(105,330)	$(552,782)	$3,647,937	$(1,709,169)	$204,418	$1,144,946
Net realized gain (loss) on investments	12,963	270,640	(605,874)	(5,628,504)	4,672,962	8,402,487
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	712,260	3,873,228	17,979,971	24,525,719	7,442,899	(9,700,409)

Net increase (decrease) in net assets resulting from operations	619,893	3,591,086	21,022,034	17,188,046	12,320,279	(152,976)

Contributions and (withdrawals):
Payments received from policyowners	21,551	2,032,547	8,009,753	9,528,704	3,988,181	5,037,729
Policyowners’ surrenders	(638,375)	(4,468,608)	(31,536,448)	(41,711,117)	(11,082,676)	(14,011,165)
Policyowners’ annuity and death benefits	(113,247)	(335,742)	(2,948,620)	(4,734,619)	(747,697)	(1,594,101)
Net transfers from (to) Fixed Account	(30,553)	404,002	4,239,780	3,494,484	1,487,473	1,411,015
Transfers between Investment Divisions	8,421,715	45,532,296	(2,201,049)	(5,538,980)	(1,022,640)	(909,066)

Net contributions and (withdrawals)	7,661,091	43,164,495	(24,436,584)	(38,961,528)	(7,377,359)	(10,065,588)

Increase (decrease) in net assets	8,280,984	46,755,581	(3,414,550)	(21,773,482)	4,942,920	(10,218,564)
NET ASSETS:
Beginning of period	—	—	238,419,950	260,193,432	93,070,270	103,288,834

End of period	$8,280,984	$46,755,581	$235,005,400	$238,419,950	$98,013,190	$93,070,270

(a) For the period February 7, 2025 (commencement of Investment Division) through December 31, 2025.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

44

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Newton Technology Growth— Initial Class	NYLI VP Newton Technology Growth— Service Class	NYLI VP PIMCO Real Return— Service Class		NYLI VP PineStone International Equity— Initial Class
	2025 (a)	2025 (a)	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(291,924)	$(2,771,034)	$3,030,148	$1,808,430	$(75,240)	$(108,908)
Net realized gain (loss) on investments	197,634	2,942,717	(2,669,638)	(2,345,376)	(806,489)	(785,335)
Realized gain distribution received	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	3,939,424	46,413,312	4,920,746	1,014,029	1,960,866	1,336,253

Net increase (decrease) in net assets resulting from operations	3,845,134	46,584,995	5,281,256	477,083	1,079,137	442,010

Contributions and (withdrawals):
Payments received from policyowners	97,474	22,957,728	3,965,877	3,936,807	70,112	60,534
Policyowners’ surrenders	(2,056,412)	(23,137,690)	(11,796,458)	(10,969,647)	(1,290,607)	(1,934,170)
Policyowners’ annuity and death benefits	(126,054)	(2,283,068)	(1,233,858)	(1,071,271)	(362,485)	(239,010)
Net transfers from (to) Fixed Account	(171,880)	8,992,961	1,434,413	1,488,868	8,279	19,002
Transfers between Investment Divisions	21,751,262	222,772,649	1,872,552	3,888,458	(4,003)	10,276

Net contributions and (withdrawals)	19,494,390	229,302,580	(5,757,474)	(2,726,785)	(1,578,704)	(2,083,368)

Increase (decrease) in net assets	23,339,524	275,887,575	(476,218)	(2,249,702)	(499,567)	(1,641,358)
NET ASSETS:
Beginning of period	—	—	84,675,183	86,924,885	10,801,727	12,443,085

End of period	$23,339,524	$275,887,575	$84,198,965	$84,675,183	$10,302,160	$10,801,727

(a) For the period February 7, 2025 (commencement of Investment Division) through December 31, 2025.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

45

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP PineStone International Equity— Service Class		NYLI VP S&P 500 Index— Initial Class		NYLI VP S&P 500 Index— Service Class		NYLI VP Schroders Mid Cap Opportunities— Initial Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(547,315)	$(736,063)	$(770,770)	$(526,766)	$(4,031,247)	$(1,893,053)	$(270,031)	$(330,517)
Net realized gain (loss) on investments	(2,905,878)	(3,905,047)	19,522,484	22,014,394	62,175,007	49,796,449	(1,632,077)	(3,514,547)
Realized gain distribution received	—	—	929,926	607,309	6,403,995	2,977,487	—	—
Change in unrealized appreciation/(depreciation) on investments	9,833,517	6,576,516	9,051,886	17,315,847	126,489,707	116,250,182	3,206,915	6,141,736

Net increase (decrease) in net assets resulting from operations	6,380,324	1,935,406	28,733,526	39,410,784	191,037,462	167,131,065	1,304,807	2,296,672

Contributions and (withdrawals):
Payments received from policyowners	2,965,482	3,518,861	1,178,620	902,660	288,541,820	255,708,623	117,628	98,704
Policyowners’ surrenders	(8,283,898)	(9,154,146)	(18,576,634)	(21,865,599)	(92,666,533)	(81,135,646)	(2,983,917)	(3,887,600)
Policyowners’ annuity and death benefits	(805,997)	(557,304)	(5,295,896)	(3,860,330)	(7,141,804)	(7,844,224)	(281,790)	(452,737)
Net transfers from (to) Fixed Account	561,207	627,097	210,623	413,855	42,244,892	37,187,786	(20,151)	(88,935)
Transfers between Investment Divisions	2,175,927	169,843	582,017	(310,061)	(12,009,428)	(8,231,139)	(610,467)	(1,266,658)

Net contributions and (withdrawals)	(3,387,279)	(5,395,649)	(21,901,270)	(24,719,475)	218,968,947	195,685,400	(3,778,697)	(5,597,226)

Increase (decrease) in net assets	2,993,045	(3,460,243)	6,832,256	14,691,309	410,006,409	362,816,465	(2,473,890)	(3,300,554)
NET ASSETS:
Beginning of period	62,477,978	65,938,221	193,740,053	179,048,744	1,030,268,820	667,452,355	27,058,798	30,359,352

End of period	$65,471,023	$62,477,978	$200,572,309	$193,740,053	$1,440,275,229	$1,030,268,820	$24,584,908	$27,058,798

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

46

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Schroders Mid Cap Opportunities— Service Class		NYLI VP Small Cap Growth— Initial Class		NYLI VP Small Cap Growth— Service Class		NYLI VP U.S. Government Money Market— Initial Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,598,186)	$(1,843,119)	$(411,547)	$(467,802)	$(519,646)	$(532,414)	$4,834,808	$6,367,991
Net realized gain (loss) on investments	(5,301,373)	(13,102,973)	(759,180)	(302,233)	(1,450,109)	(2,736,328)	—	—
Realized gain distribution received	—	—	2,034,309	—	3,505,034	—	—	—
Change in unrealized appreciation/(depreciation) on investments	13,741,530	25,670,239	(26,889)	3,346,290	78,752	6,702,187	—	—

Net increase (decrease) in net assets resulting from operations	6,841,971	10,724,147	836,693	2,576,255	1,614,031	3,433,445	4,834,808	6,367,991

Contributions and (withdrawals):
Payments received from policyowners	3,213,272	5,448,288	239,612	259,851	3,686,519	4,321,389	14,529,465	11,890,440
Policyowners’ surrenders	(16,109,313)	(18,624,461)	(3,504,922)	(4,527,422)	(4,461,840)	(4,952,204)	(53,328,423)	(55,971,217)
Policyowners’ annuity and death benefits	(976,635)	(1,616,171)	(377,065)	(316,457)	(316,855)	(360,515)	(3,028,522)	(3,300,009)
Net transfers from (to) Fixed Account	483,686	1,360,017	(107,539)	(111,257)	1,127,961	1,808,205	4,920,534	5,666,612
Transfers between Investment Divisions	1,973,673	(1,170,297)	218,676	(182,286)	(145,410)	549,780	31,020,996	25,710,541

Net contributions and (withdrawals)	(11,415,317)	(14,602,624)	(3,531,238)	(4,877,571)	(109,625)	1,366,655	(5,885,950)	(16,003,633)

Increase (decrease) in net assets	(4,573,346)	(3,878,477)	(2,694,545)	(2,301,316)	1,504,406	4,800,100	(1,051,142)	(9,635,642)
NET ASSETS:
Beginning of period	132,465,013	136,343,490	29,669,899	31,971,215	43,462,225	38,662,125	181,042,696	190,678,338

End of period	$127,891,667	$132,465,013	$26,975,354	$29,669,899	$44,966,631	$43,462,225	$179,991,554	$181,042,696

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

47

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Wellington Growth— Initial Class		NYLI VP Wellington Growth— Service Class		NYLI VP Wellington Small Cap— Initial Class		NYLI VP Wellington Small Cap— Service Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,160,053)	$(1,165,400)	$(295,408)	$(307,898)	$(53,417)	$(63,919)	$(332,276)	$(427,045)
Net realized gain (loss) on investments	1,712,056	1,381,649	(49,706)	67,401	(304,014)	(658,692)	219,985	(2,102,682)
Realized gain distribution received	6,235,636	—	1,514,980	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	4,790,793	17,166,015	1,523,150	4,491,783	1,268,789	2,532,068	5,708,458	10,944,375

Net increase (decrease) in net assets resulting from operations	11,578,432	17,382,264	2,693,016	4,251,286	911,358	1,809,457	5,596,167	8,414,648

Contributions and (withdrawals):
Payments received from policyowners	437,923	407,013	289,973	188,073	85,097	93,555	3,803,701	4,551,661
Policyowners’ surrenders	(7,084,558)	(9,573,709)	(2,372,092)	(3,086,815)	(1,849,870)	(1,933,003)	(8,710,560)	(9,959,713)
Policyowners’ annuity and death benefits	(1,772,211)	(1,598,029)	(236,659)	(218,884)	(326,006)	(123,603)	(732,802)	(755,829)
Net transfers from (to) Fixed Account	(41,743)	(198,961)	17,375	(28,222)	19,245	25,826	1,442,837	546,257
Transfers between Investment Divisions	(615,530)	(336,040)	(362,071)	(561,111)	(483,199)	(580,493)	(792,037)	(3,685,782)

Net contributions and (withdrawals)	(9,076,119)	(11,299,726)	(2,663,474)	(3,706,959)	(2,554,733)	(2,517,718)	(4,988,861)	(9,303,406)

Increase (decrease) in net assets	2,502,313	6,082,538	29,542	544,327	(1,643,375)	(708,261)	607,306	(888,758)
NET ASSETS:
Beginning of period	81,343,726	75,261,188	19,705,471	19,161,144	14,697,626	15,405,887	70,008,610	70,897,368

End of period	$83,846,039	$81,343,726	$19,735,013	$19,705,471	$13,054,251	$14,697,626	$70,615,916	$70,008,610

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

48

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	NYLI VP Winslow Large Cap Growth— Initial Class		NYLI VP Winslow Large Cap Growth— Service Class		AB VPS Relative Value Portfolio— Class B		American Funds® IS Asset Allocation Fund— Class 4
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(758,647)	$(759,179)	$(4,910,596)	$(4,506,878)	$37,239	$70,472	$1,946,788	$1,516,102
Net realized gain (loss) on investments	1,819,277	1,586,924	9,235,577	6,285,020	517,700	294,736	1,398,281	1,131,802
Realized gain distribution received	6,063,365	4,668,957	52,523,046	34,532,629	2,768,545	572,644	17,108,688	7,468,733
Change in unrealized appreciation/(depreciation) on investments	(989,786)	7,008,073	(9,300,365)	42,138,843	(525,397)	408,355	13,077,350	13,019,467

Net increase (decrease) in net assets resulting from operations	6,134,209	12,504,775	47,547,662	78,449,614	2,798,087	1,346,207	33,531,107	23,136,104

Contributions and (withdrawals):
Payments received from policyowners	229,694	208,934	44,148,478	39,354,924	6,608,034	6,586,632	59,945,689	43,884,109
Policyowners’ surrenders	(5,710,455)	(6,120,556)	(41,563,570)	(37,518,618)	(1,625,792)	(1,385,717)	(15,452,437)	(14,512,950)
Policyowners’ annuity and death benefits	(1,056,575)	(1,084,927)	(3,339,978)	(4,058,579)	(179,865)	(246,195)	(1,830,890)	(1,368,439)
Net transfers from (to) Fixed Account	(27,059)	182,163	14,058,687	14,381,784	3,636,171	1,920,199	9,366,864	5,689,927
Transfers between Investment Divisions	(173,197)	312,504	(12,755,382)	(13,484,847)	660,245	3,484,337	2,182,653	(755,647)

Net contributions and (withdrawals)	(6,737,592)	(6,501,882)	548,235	(1,325,336)	9,098,793	10,359,256	54,211,879	32,937,000

Increase (decrease) in net assets	(603,383)	6,002,893	48,095,897	77,124,278	11,896,880	11,705,463	87,742,986	56,073,104
NET ASSETS:
Beginning of period	53,005,925	47,003,032	363,002,724	285,878,446	22,618,819	10,913,356	204,204,044	148,130,940

End of period	$52,402,542	$53,005,925	$411,098,621	$363,002,724	$34,515,699	$22,618,819	$291,947,030	$204,204,044

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

49

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	American Funds® IS The Bond Fund of America®— Class 4		American Funds® IS Capital World Bond Fund®— Class 4		American Funds® IS Global Small Capitalization Fund— Class 4		American Funds® IS Growth Fund— Class 4
	2025	2024	2025	2024 (b)	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$725,360	$450,329	$55,114	$7,512	$(180,700)	$(70,596)	$(7,434,783)	$(3,422,539)
Net realized gain (loss) on investments	27,291	(6,733)	33,516	1,821	(807,576)	(1,579,456)	8,689,000	4,317,470
Realized gain distribution received	—	—	—	—	419,996	599,459	51,148,773	6,898,192
Change in unrealized appreciation/(depreciation) on investments	372,494	(405,228)	3,568	(18,363)	2,915,712	1,178,148	66,806,469	71,380,510

Net increase (decrease) in net assets resulting from operations	1,125,145	38,368	92,198	(9,030)	2,347,432	127,555	119,209,459	79,173,633

Contributions and (withdrawals):
Payments received from policyowners	5,923,290	5,654,445	873,585	360,479	1,369,320	2,056,071	316,453,961	211,492,893
Policyowners’ surrenders	(1,771,367)	(807,890)	(97,422)	(46,526)	(1,883,005)	(1,916,009)	(27,807,755)	(15,686,173)
Policyowners’ annuity and death benefits	(124,062)	(101,251)	(90,247)	—	(106,771)	(130,930)	(3,851,400)	(2,058,399)
Net transfers from (to) Fixed Account	1,620,739	1,286,213	458,500	69,650	783,961	1,178,657	25,795,978	20,267,933
Transfers between Investment Divisions	1,648,747	2,014,864	1,088,853	87,438	(413,887)	366,613	(2,135,090)	(1,492,114)

Net contributions and (withdrawals)	7,297,347	8,046,381	2,233,269	471,041	(250,382)	1,554,402	308,455,694	212,524,140

Increase (decrease) in net assets	8,422,492	8,084,749	2,325,467	462,011	2,097,050	1,681,957	427,665,153	291,697,773
NET ASSETS:
Beginning of period	15,004,381	6,919,632	462,011	—	17,529,536	15,847,579	475,365,697	183,667,924

End of period	$23,426,873	$15,004,381	$2,787,478	$462,011	$19,626,586	$17,529,536	$903,030,850	$475,365,697

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

50

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	American Funds® IS New World Fund®— Class 4		American Funds® IS U.S. Government Securities Fund®— Class 4		American Funds® IS Washington Mutual Investors Fund— Class 4		BlackRock® Global Allocation V.I. Fund— Class III
	2025	2024	2025	2024 (b)	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(200,620)	$(92,384)	$150,971	$18,486	$480,929	$608,904	$4,764,000	$220,188
Net realized gain (loss) on investments	2,567,443	1,692,482	8,359	(3,988)	7,902,114	3,208,923	(767,624)	(778,083)
Realized gain distribution received	2,304,621	244,289	—	—	16,736,722	1,389,356	16,052,619	10,258,472
Change in unrealized appreciation/(depreciation) on investments	8,236,193	679,958	(1,611)	(24,553)	11,327,081	20,821,378	4,511,193	(753,311)

Net increase (decrease) in net assets resulting from operations	12,907,637	2,524,345	157,719	(10,055)	36,446,846	26,028,561	24,560,188	8,947,266

Contributions and (withdrawals):
Payments received from policyowners	3,716,355	5,393,493	1,770,659	531,884	64,620,925	55,031,238	26,352,286	17,167,156
Policyowners’ surrenders	(7,344,089)	(6,928,284)	(155,983)	(2,833)	(17,239,866)	(13,041,752)	(15,181,585)	(15,254,262)
Policyowners’ annuity and death benefits	(557,722)	(985,862)	(978)	(25,648)	(1,589,998)	(1,013,078)	(938,115)	(2,045,751)
Net transfers from (to) Fixed Account	1,300,825	1,175,573	200,452	127,408	9,827,768	7,050,154	3,300,929	3,009,470
Transfers between Investment Divisions	(4,635,169)	138,692	2,199,219	152,375	2,078,074	(929,695)	(1,350,319)	(62,645)

Net contributions and (withdrawals)	(7,519,800)	(1,206,388)	4,013,369	783,186	57,696,903	47,096,867	12,183,196	2,813,968

Increase (decrease) in net assets	5,387,837	1,317,957	4,171,088	773,131	94,143,749	73,125,428	36,743,384	11,761,234
NET ASSETS:
Beginning of period	51,781,407	50,463,450	773,131	—	207,353,416	134,227,988	131,202,549	119,441,315

End of period	$57,169,244	$51,781,407	$4,944,219	$773,131	$301,497,165	$207,353,416	$167,945,933	$131,202,549

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

51

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	BlackRock® High Yield V.I. Fund— Class III		BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon IP Technology Growth Portfolio— Service Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Service Shares
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,830,358	$5,811,538	$(33,079)	$(328,331)	$(296,699)	$(2,714,696)	$(46,611)	$(21,985)
Net realized gain (loss) on investments	(351,081)	(597,300)	6,189,303	1,280,827	59,973,431	8,302,525	251,090	149,091
Realized gain distribution received	309,340	—	—	—	—	—	376,487	13,185
Change in unrealized appreciation/(depreciation) on investments	2,893,057	1,589,035	(4,900,387)	3,650,773	(46,530,902)	36,640,624	200,905	335,724

Net increase (decrease) in net assets resulting from operations	9,681,674	6,803,273	1,255,837	4,603,269	13,145,830	42,228,453	781,871	476,015

Contributions and (withdrawals):
Payments received from policyowners	16,509,204	16,591,358	7,001	117,602	2,612,945	27,363,573	2,289,555	1,744,831
Policyowners’ surrenders	(14,867,779)	(12,501,633)	(579,652)	(2,456,200)	(2,545,706)	(24,026,298)	(362,475)	(186,793)
Policyowners’ annuity and death benefits	(999,890)	(1,528,115)	(9,039)	(270,594)	(199,655)	(1,909,352)	(35,131)	(90,123)
Net transfers from (to) Fixed Account	8,030,381	6,949,099	17,728	70,436	1,214,599	10,174,440	426,537	272,455
Transfers between Investment Divisions	5,213,531	7,780,950	(22,313,195)	(1,167,700)	(237,120,598)	(7,872,356)	(322,128)	630,398

Net contributions and (withdrawals)	13,885,447	17,291,659	(22,877,157)	(3,706,456)	(236,038,415)	3,730,007	1,996,358	2,370,768

Increase (decrease) in net assets	23,567,121	24,094,932	(21,621,320)	896,813	(222,892,585)	45,958,460	2,778,229	2,846,783
NET ASSETS:
Beginning of period	120,399,722	96,304,790	21,621,320	20,724,507	222,892,585	176,934,125	4,432,313	1,585,530

End of period	$143,966,843	$120,399,722	$—	$21,621,320	$—	$222,892,585	$7,210,542	$4,432,313

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

52

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	ClearBridge Variable Appreciation Portfolio— Class II		Columbia Variable Portfolio— Commodity Strategy Fund— Class 2		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 2		Columbia Variable Portfolio— Intermediate Bond Fund— Class 2
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(254,860)	$(194,199)	$66,768	$19,713	$1,277,753	$1,213,494	$124,395	$70,632
Net realized gain (loss) on investments	1,764,894	1,405,776	(24,039)	(79,100)	(1,162,436)	(940,387)	23,561	17,008
Realized gain distribution received	4,380,686	2,688,191	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	(2,408,437)	732,913	79,958	126,419	3,530,952	1,311,945	40,297	(65,011)

Net increase (decrease) in net assets resulting from operations	3,482,283	4,632,681	122,687	67,032	3,646,269	1,585,052	188,253	22,629

Contributions and (withdrawals):
Payments received from policyowners	2,784,016	2,958,037	1,025	3,170	1,046,452	1,544,598	549,531	820,772
Policyowners’ surrenders	(2,932,536)	(2,249,406)	(106,879)	(301,328)	(4,303,779)	(3,899,517)	(184,225)	(97,904)
Policyowners’ annuity and death benefits	(236,626)	(129,767)	(4,678)	(40,049)	(361,193)	(372,491)	(65,635)	(630,242)
Net transfers from (to) Fixed Account	1,264,993	616,264	14,767	(29,052)	483,945	593,380	447,509	223,699
Transfers between Investment Divisions	(981,392)	(1,251,803)	(55,088)	112,700	442,960	546,692	684,790	231,420

Net contributions and (withdrawals)	(101,545)	(56,675)	(150,853)	(254,559)	(2,691,615)	(1,587,338)	1,431,970	547,745

Increase (decrease) in net assets	3,380,738	4,576,006	(28,166)	(187,527)	954,654	(2,286)	1,620,223	570,374
NET ASSETS:
Beginning of period	26,804,933	22,228,927	950,527	1,138,054	34,683,777	34,686,063	1,867,922	1,297,548

End of period	$30,185,671	$26,804,933	$922,361	$950,527	$35,638,431	$34,683,777	$3,488,145	$1,867,922

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

53

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Columbia Variable Portfolio— Small Cap Value Fund— Class 2		DWS Alternative Asset Allocation VIP— Class B		Fidelity® VIP Bond Index Portfolio— Service Class 2		Fidelity® VIP ContrafundSM Portfolio— Initial Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(91,989)	$(341,433)	$1,446,167	$1,220,666	$1,814,107	$1,064,733	$(1,889,587)	$(1,763,677)
Net realized gain (loss) on investments	(988,613)	(1,612,155)	545,421	30,166	(1,413,658)	(1,249,652)	10,692,996	10,513,675
Realized gain distribution received	8,033,949	2,043,831	—	37,128	—	—	23,065,865	16,139,995
Change in unrealized appreciation/(depreciation) on investments	(729,154)	3,185,458	3,017,408	1,136,867	4,208,821	28,611	(5,641,160)	12,863,743

Net increase (decrease) in net assets resulting from operations	6,224,193	3,275,701	5,008,996	2,424,827	4,609,270	(156,308)	26,228,114	37,753,736

Contributions and (withdrawals):
Payments received from policyowners	4,504,829	5,498,324	2,123,601	1,471,004	24,604,965	21,461,748	456,114	698,488
Policyowners’ surrenders	(5,855,719)	(6,061,779)	(7,975,652)	(6,216,566)	(7,225,163)	(5,166,155)	(14,488,570)	(15,805,723)
Policyowners’ annuity and death benefits	(853,169)	(818,991)	(777,489)	(618,961)	(719,410)	(704,324)	(4,334,291)	(3,364,595)
Net transfers from (to) Fixed Account	2,010,846	1,915,048	406,136	305,772	1,849,011	3,877,110	8,871	(337,233)
Transfers between Investment Divisions	(2,840,890)	(1,065,685)	16,790	592,864	565,919	6,283,397	1,643,180	(1,009,082)

Net contributions and (withdrawals)	(3,034,103)	(533,083)	(6,206,614)	(4,465,887)	19,075,322	25,751,776	(16,714,696)	(19,818,145)

Increase (decrease) in net assets	3,190,090	2,742,618	(1,197,618)	(2,041,060)	23,684,592	25,595,468	9,513,418	17,935,591
NET ASSETS:
Beginning of period	47,219,231	44,476,613	61,458,894	63,499,954	76,670,873	51,075,405	142,414,653	124,479,062

End of period	$50,409,321	$47,219,231	$60,261,276	$61,458,894	$100,355,465	$76,670,873	$151,928,071	$142,414,653

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

54

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP ContrafundSM Portfolio— Service Class 2		Fidelity® VIP Emerging Markets Portfolio— Service Class 2		Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP Equity-Income PortfolioSM— Service Class 2
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(6,436,488)	$(6,023,628)	$71,777	$10,000	$125,717	$104,479	$929,466	$588,044
Net realized gain (loss) on investments	32,449,642	46,227,495	1,506,710	(124,861)	1,931,036	1,833,443	6,580,780	6,123,519
Realized gain distribution received	84,084,217	54,448,829	174,253	—	2,286,227	2,389,054	11,701,798	10,799,098
Change in unrealized appreciation/(depreciation) on investments	(19,347,789)	22,525,139	5,511,853	1,513,625	2,402,590	1,168,959	12,334,668	4,194,322

Net increase (decrease) in net assets resulting from operations	90,749,582	117,177,835	7,264,593	1,398,764	6,745,570	5,495,935	31,546,712	21,704,983

Contributions and (withdrawals):
Payments received from policyowners	51,222,334	42,108,106	2,845,832	2,791,991	246,218	345,422	14,249,700	17,800,267
Policyowners’ surrenders	(68,339,685)	(63,766,406)	(2,005,627)	(1,541,715)	(3,905,619)	(5,189,724)	(19,801,965)	(18,405,813)
Policyowners’ annuity and death benefits	(3,838,287)	(4,306,490)	(354,408)	(60,761)	(1,249,806)	(1,073,280)	(1,861,770)	(2,226,412)
Net transfers from (to) Fixed Account	15,740,654	13,965,761	916,226	933,382	(27,336)	(13,190)	4,578,836	6,166,245
Transfers between Investment Divisions	(13,111,810)	(20,445,210)	(202,085)	(489,211)	(128,925)	(47,714)	1,251,990	(1,740,103)

Net contributions and (withdrawals)	(18,326,794)	(32,444,239)	1,199,938	1,633,686	(5,065,468)	(5,978,486)	(1,583,209)	1,594,184

Increase (decrease) in net assets	72,422,788	84,733,596	8,464,531	3,032,450	1,680,102	(482,551)	29,963,503	23,299,167
NET ASSETS:
Beginning of period	467,862,179	383,128,583	18,561,103	15,528,653	41,063,647	41,546,198	182,807,854	159,508,687

End of period	$540,284,967	$467,862,179	$27,025,634	$18,561,103	$42,743,749	$41,063,647	$212,771,357	$182,807,854

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

55

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Extended Market Index Portfolio— Service Class 2		Fidelity® VIP FundsManager® 60% Portfolio— Investor Class		Fidelity® VIP FundsManager® 60% Portfolio— Service Class		Fidelity® VIP Government Money Market Portfolio— Investor Class
	2025	2024 (b)	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$17,843	$5,958	$3,846,488	$1,895,970	$946,640	$525,004	$792	$124
Net realized gain (loss) on investments	31,415	3,969	5,756,653	2,841,842	311,705	(32,299)	—	—
Realized gain distribution received	—	—	4,331,828	—	258,406	—	—	—
Change in unrealized appreciation/(depreciation) on investments	300,921	(6,139)	121,631,671	65,594,513	8,259,410	3,212,602	—	—

Net increase (decrease) in net assets resulting from operations	350,179	3,788	135,566,640	70,332,325	9,776,161	3,705,307	792	124

Contributions and (withdrawals):
Payments received from policyowners	1,730,293	543,868	27,269,229	27,734,403	20,607,694	12,883,845	—	375,000
Policyowners’ surrenders	(49,974)	(1,898)	(37,218,790)	(25,015,007)	(4,068,649)	(3,355,297)	—	—
Policyowners’ annuity and death benefits	(5,373)	—	(2,276,027)	(3,587,848)	(658,556)	(876,085)	—	—
Net transfers from (to) Fixed Account	222,764	148,371	—	—	3,300,261	1,736,013	—	—
Transfers between Investment Divisions	1,861,163	305,253	377,346	—	1,628,627	(271,892)	(375,916)	—

Net contributions and (withdrawals)	3,758,873	—	(11,848,242)	(868,452)	20,809,377	10,116,584	(375,916)	375,000

Increase (decrease) in net assets	4,109,052	999,382	123,718,398	69,463,873	30,585,538	13,821,891	(375,124)	375,124
NET ASSETS:
Beginning of period	999,382		1,004,326,190	934,862,317	55,778,773	41,956,882	375,124	—

End of period	$5,108,434	$999,382	$1,128,044,588	$1,004,326,190	$86,364,311	$55,778,773	$—	$375,124

(b) For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

56

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Growth Opportunities Portfolio— Service Class 2		Fidelity® VIP Health Care Portfolio— Service Class 2		Fidelity® VIP International Index Portfolio— Service Class 2		Fidelity® VIP Investment Grade Bond Portfolio— Service Class 2
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(4,703,487)	$(3,878,825)	$(741,507)	$(870,645)	$1,070,945	$670,995	$490,992	$280,812
Net realized gain (loss) on investments	20,102,849	13,558,187	(849,130)	560,671	1,822,941	342,269	96,351	34,695
Realized gain distribution received	5,251,440	—	4,860,853	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	56,157,366	81,688,997	6,240,331	2,720,419	11,913,860	(183,986)	283,426	(274,832)

Net increase (decrease) in net assets resulting from operations	76,808,168	91,368,359	9,510,547	2,410,445	14,807,746	829,278	870,769	40,675

Contributions and (withdrawals):
Payments received from policyowners	63,597,302	51,172,561	3,774,761	6,930,407	20,553,499	12,745,160	3,202,500	4,883,465
Policyowners’ surrenders	(36,449,230)	(32,771,085)	(6,100,895)	(6,065,157)	(2,876,340)	(1,771,071)	(936,103)	(840,721)
Policyowners’ annuity and death benefits	(3,594,346)	(2,822,552)	(563,181)	(517,731)	(397,620)	(167,496)	(11,371)	(121,188)
Net transfers from (to) Fixed Account	20,989,899	16,502,481	3,352,633	3,516,213	3,217,353	1,184,224	921,358	855,418
Transfers between Investment Divisions	(14,545,062)	(18,566,548)	(1,240,608)	(2,485,327)	(41,285)	1,613,795	3,980,268	2,029,593

Net contributions and (withdrawals)	29,998,563	13,514,857	(777,290)	1,378,405	20,455,607	13,604,612	7,156,652	6,806,567

Increase (decrease) in net assets	106,806,731	104,883,216	8,733,257	3,788,850	35,263,353	14,433,890	8,027,421	6,847,242
NET ASSETS:
Beginning of period	345,682,011	240,798,795	67,875,887	64,087,037	39,409,080	24,975,190	12,122,286	5,275,044

End of period	$452,488,742	$345,682,011	$76,609,144	$67,875,887	$74,672,433	$39,409,080	$20,149,707	$12,122,286

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

57

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Fidelity® VIP Mid Cap Portfolio— Service Class 2		Franklin Templeton Aggressive Model Portfolio— Class II		Franklin Templeton Conservative Model Portfolio— Class II		Franklin Templeton Moderate Model Portfolio— Class II
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(1,441,336)	$(1,355,359)	$1,070,371	$645,625	$2,204,059	$1,788,646	$8,217,051	$9,042,856
Net realized gain (loss) on investments	320,767	5,022,576	7,192,872	2,941,218	336,531	(1,044,370)	11,336,928	3,630,135
Realized gain distribution received	16,937,679	17,923,388	20,812,624	2,009,569	—	—	23,088,994	—
Change in unrealized appreciation/(depreciation) on investments	(1,369,023)	(2,569,427)	12,785,215	19,403,007	4,253,376	2,644,852	34,851,917	40,374,842

Net increase (decrease) in net assets resulting from operations	14,448,087	19,021,178	41,861,082	24,999,419	6,793,966	3,389,128	77,494,890	53,047,833

Contributions and (withdrawals):
Payments received from policyowners	12,712,713	12,683,966	67,085,206	55,943,109	13,702,336	17,505,743	87,036,575	93,023,999
Policyowners’ surrenders	(17,898,077)	(16,570,295)	(16,844,224)	(12,212,682)	(7,836,265)	(9,594,565)	(59,108,732)	(41,790,931)
Policyowners’ annuity and death benefits	(1,185,144)	(1,732,634)	(1,806,592)	(4,537,011)	(2,259,225)	(549,585)	(8,988,839)	(4,298,731)
Net transfers from (to) Fixed Account	4,350,765	2,863,752	16,236,730	18,511,468	2,123,728	3,300,155	33,438,138	41,075,028
Transfers between Investment Divisions	3,065,803	(3,359,667)	783,341	3,368,434	(11,565)	1,562,782	(56,824)	572,342

Net contributions and (withdrawals)	1,046,060	(6,114,878)	65,454,461	61,073,318	5,719,009	12,224,530	52,320,318	88,581,707

Increase (decrease) in net assets	15,494,147	12,906,300	107,315,543	86,072,737	12,512,975	15,613,658	129,815,208	141,629,540
NET ASSETS:
Beginning of period	137,099,168	124,192,868	222,933,414	136,860,677	81,911,462	66,297,804	617,039,235	475,409,695

End of period	$152,593,315	$137,099,168	$330,248,957	$222,933,414	$94,424,437	$81,911,462	$746,854,443	$617,039,235

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

58

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Franklin Templeton Moderately Aggressive Model Portfolio— Class II		Franklin Templeton Moderately Conservative Model Portfolio— Class II		Invesco V.I. EQV International Equity Fund— Series II Shares		Invesco V.I. Main Street Small Cap Fund®— Series II Shares
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$6,096,761	$5,848,479	$3,343,663	$3,209,186	$(34,113)	$33,404	$(221,831)	$(236,088)
Net realized gain (loss) on investments	12,490,167	4,530,999	2,704,807	388,173	486,498	(393,927)	390,634	313,357
Realized gain distribution received	32,426,474	—	—	—	1,826,845	156,091	3,067,280	807,552
Change in unrealized appreciation/(depreciation) on investments	34,320,352	44,111,519	12,662,735	9,519,600	1,617,320	(4,534)	(1,187,979)	1,257,937

Net increase (decrease) in net assets resulting from operations	85,333,754	54,490,997	18,711,205	13,116,959	3,896,550	(208,966)	2,048,104	2,142,758

Contributions and (withdrawals):
Payments received from policyowners	143,182,828	114,112,274	22,494,589	20,481,766	1,623,868	1,508,368	4,540,904	4,698,789
Policyowners’ surrenders	(50,093,875)	(29,946,673)	(19,288,710)	(15,233,564)	(5,222,016)	(4,955,402)	(2,457,407)	(2,251,619)
Policyowners’ annuity and death benefits	(4,710,673)	(1,285,739)	(2,797,621)	(1,711,545)	(206,631)	(242,940)	(209,594)	(9,498)
Net transfers from (to) Fixed Account	31,472,085	39,281,261	4,915,126	6,981,845	1,145,102	596,814	1,716,546	1,349,721
Transfers between Investment Divisions	(2,912,876)	(1,979,906)	1,075,314	(5,513,388)	11,101	593,704	1,345,091	733,232

Net contributions and (withdrawals)	116,937,489	120,181,217	6,398,698	5,005,114	(2,648,576)	(2,499,456)	4,935,540	4,520,625

Increase (decrease) in net assets	202,271,243	174,672,214	25,109,903	18,122,073	1,247,974	(2,708,422)	6,983,644	6,663,383
NET ASSETS:
Beginning of period	556,495,942	381,823,728	179,940,662	161,818,589	27,839,560	30,547,982	23,615,502	16,952,119

End of period	$758,767,185	$556,495,942	$205,050,565	$179,940,662	$29,087,534	$27,839,560	$30,599,146	$23,615,502

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

59

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Janus Henderson Enterprise Portfolio— Service Shares		Janus Henderson Global Research Portfolio— Institutional Shares		Janus Henderson Global Research Portfolio— Service Shares		MFS® International Intrinsic Value Portfolio— Service Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(837,826)	$(351,030)	$(440,210)	$(349,323)	$(451,876)	$(338,580)	$87,789	$(51,026)
Net realized gain (loss) on investments	341,291	47,334	4,297,056	4,811,597	3,394,386	2,913,025	2,383,809	464,104
Realized gain distribution received	6,793,790	2,726,733	4,467,990	1,584,862	5,388,058	1,629,839	3,211,753	2,200,284
Change in unrealized appreciation/(depreciation) on investments	(1,020,902)	5,409,308	657,048	3,645,945	2,175,842	5,123,193	9,336,883	(63,283)

Net increase (decrease) in net assets resulting from operations	5,276,353	7,832,345	8,981,884	9,693,081	10,506,410	9,327,477	15,020,234	2,550,079

Contributions and (withdrawals):
Payments received from policyowners	12,243,316	12,911,413	168,575	359,246	6,589,382	7,609,560	5,700,809	4,985,643
Policyowners’ surrenders	(7,094,497)	(6,291,436)	(5,086,881)	(5,671,565)	(5,674,064)	(6,381,663)	(5,952,220)	(5,339,647)
Policyowners’ annuity and death benefits	(799,569)	(635,357)	(1,184,902)	(778,326)	(836,747)	(517,352)	(308,568)	(349,576)
Net transfers from (to) Fixed Account	5,552,684	4,959,979	(50,108)	(149,848)	1,902,671	2,729,606	2,113,802	1,734,908
Transfers between Investment Divisions	3,860,765	2,930,939	(147,283)	(107,286)	(136,066)	(400,181)	(4,512,966)	1,089,748

Net contributions and (withdrawals)	13,762,699	13,875,538	(6,300,599)	(6,347,779)	1,845,176	3,039,970	(2,959,143)	2,121,076

Increase (decrease) in net assets	19,039,052	21,707,883	2,681,285	3,345,302	12,351,586	12,367,447	12,061,091	4,671,155
NET ASSETS:
Beginning of period	72,233,185	50,525,302	49,784,650	46,439,348	54,651,941	42,284,494	49,541,338	44,870,183

End of period	$91,272,237	$72,233,185	$52,465,935	$49,784,650	$67,003,527	$54,651,941	$61,602,429	$49,541,338

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

60

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	MFS® Investors Trust Series— Initial Class		MFS® Investors Trust Series— Service Class		MFS® Mid Cap Value Portfolio— Service Class		MFS® Research International Portfolio— Service Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(10,695)	$(58,742)	$(83,694)	$(590,192)	$(46,522)	$(14,845)	$28,150	$17,037
Net realized gain (loss) on investments	1,364,028	508,893	8,062,184	4,456,139	350,058	694,894	250,559	74,613
Realized gain distribution received	—	508,427	—	4,284,409	3,129,690	1,331,555	—	—
Change in unrealized appreciation/(depreciation) on investments	(1,182,208)	247,180	(6,559,066)	1,701,714	(1,822,263)	1,501,054	614,749	(91,418)

Net increase (decrease) in net assets resulting from operations	171,125	1,205,758	1,419,424	9,852,070	1,610,963	3,512,658	893,458	232

Contributions and (withdrawals):
Payments received from policyowners	1,959	24,892	112,438	2,832,336	3,808,078	5,514,403	1,980,947	1,407,101
Policyowners’ surrenders	(31,655)	(921,873)	(742,212)	(8,368,407)	(3,415,098)	(3,992,454)	(393,846)	(245,422)
Policyowners’ annuity and death benefits	(1,669)	(276,891)	(25,188)	(545,309)	(565,190)	(408,731)	(141,870)	(6,203)
Net transfers from (to) Fixed Account	1,026	32,804	139,204	495,534	1,604,082	1,363,444	179,859	226,270
Transfers between Investment Divisions	(7,173,113)	(183,621)	(60,165,831)	(3,820,502)	(728,644)	(1,748,365)	247,293	478,077

Net contributions and (withdrawals)	(7,203,452)	(1,324,689)	(60,681,589)	(9,406,348)	703,228	728,297	1,872,383	1,859,823

Increase (decrease) in net assets	(7,032,327)	(118,931)	(59,262,165)	445,722	2,314,191	4,240,955	2,765,841	1,860,055
NET ASSETS:
Beginning of period	7,032,327	7,151,258	59,262,165	58,816,443	32,400,189	28,159,234	3,531,484	1,671,429

End of period	$—	$7,032,327	$—	$59,262,165	$34,714,380	$32,400,189	$6,297,325	$3,531,484

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

61

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	MFS® Research Series— Initial Class		MFS® Research Series— Service Class		Neuberger Berman AMT Mid Cap Growth Portfolio— Class I		Neuberger Berman AMT Mid Cap Growth Portfolio— Class S
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(12,360)	$(72,929)	$(65,331)	$(477,852)	$(17,401)	$(20,326)	$(1,229,862)	$(1,200,007)
Net realized gain (loss) on investments	1,594,211	280,478	7,510,478	1,623,874	19,943	97,024	258,996	(2,419,009)
Realized gain distribution received	—	491,470	—	2,703,915	140,368	64,933	14,916,680	5,741,189
Change in unrealized appreciation/(depreciation) on investments	(1,340,501)	655,365	(6,138,640)	3,280,293	(93,107)	123,653	(10,114,137)	15,474,177

Net increase (decrease) in net assets resulting from operations	241,350	1,354,384	1,306,507	7,130,230	49,803	265,284	3,831,677	17,596,350

Contributions and (withdrawals):
Payments received from policyowners	1,768	39,829	115,700	2,361,658	—	—	9,426,450	8,414,074
Policyowners’ surrenders	(64,079)	(916,842)	(457,604)	(5,307,741)	(194,964)	(411,634)	(11,479,476)	(12,164,208)
Policyowners’ annuity and death benefits	(19,678)	(144,108)	(27,265)	(470,934)	(45,551)	(49,101)	(1,215,716)	(1,329,050)
Net transfers from (to) Fixed Account	1,202	(10,935)	91,884	551,384	(145,467)	702	3,388,972	2,432,882
Transfers between Investment Divisions	(8,531,088)	(41,542)	(46,715,094)	(2,413,299)	13,799	(18,526)	2,472,762	(2,249,094)

Net contributions and (withdrawals)	(8,611,875)	(1,073,598)	(46,992,379)	(5,278,932)	(372,183)	(478,559)	2,592,992	(4,895,396)

Increase (decrease) in net assets	(8,370,525)	280,786	(45,685,872)	1,851,298	(322,380)	(213,275)	6,424,669	12,700,954
NET ASSETS:
Beginning of period	8,370,525	8,089,739	45,685,872	43,834,574	1,167,806	1,381,081	91,997,788	79,296,834

End of period	$—	$8,370,525	$—	$45,685,872	$845,426	$1,167,806	$98,422,457	$91,997,788

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

62

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Nomura VIP Small Cap Value Series— Service Class		PIMCO VIT Income Portfolio— Advisor Class		PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Advisor Class		PIMCO VIT Low Duration Portfolio— Advisor Class
	2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(41,255)	$(40,698)	$2,600,621	$1,956,233	$1,236,937	$1,339,890	$1,250,031	$1,166,574
Net realized gain (loss) on investments	8,201	(163,071)	220,854	(206,944)	(1,345,424)	(1,839,812)	6,088	(606,650)
Realized gain distribution received	1,099,511	638,286	—	—	—	—	—	—
Change in unrealized appreciation/(depreciation) on investments	157,987	1,143,496	2,695,005	(98,450)	1,558,208	2,945,472	613,811	821,651

Net increase (decrease) in net assets resulting from operations	1,224,444	1,578,013	5,516,480	1,650,839	1,449,721	2,445,550	1,869,930	1,381,575

Contributions and (withdrawals):
Payments received from policyowners	1,741,264	1,299,869	10,478,431	11,757,991	2,929,039	3,290,689	3,599,841	6,091,344
Policyowners’ surrenders	(1,524,052)	(1,627,112)	(6,757,906)	(3,306,835)	(11,524,156)	(11,882,045)	(7,245,936)	(5,791,176)
Policyowners’ annuity and death benefits	(221,212)	(102,602)	(424,484)	(185,509)	(566,273)	(710,320)	(698,950)	(248,380)
Net transfers from (to) Fixed Account	363,797	631,500	4,991,318	4,243,513	1,059,400	743,610	2,225,061	3,255,995
Transfers between Investment Divisions	500,526	(1,321,443)	6,971,410	9,283,272	1,607,530	4,074,805	(496,256)	(673,962)

Net contributions and (withdrawals)	860,323	(1,119,788)	15,258,769	21,792,432	(6,494,460)	(4,483,261)	(2,616,240)	2,633,821

Increase (decrease) in net assets	2,084,767	458,225	20,775,249	23,443,271	(5,044,739)	(2,037,711)	(746,310)	4,015,396
NET ASSETS:
Beginning of period	17,040,368	16,582,143	53,603,825	30,160,554	64,367,625	66,405,336	45,256,249	41,240,853

End of period	$19,125,135	$17,040,368	$74,379,074	$53,603,825	$59,322,886	$64,367,625	$44,509,939	$45,256,249

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

63

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	PIMCO VIT Short-Term Portfolio— Advisor Class		PIMCO VIT Total Return Portfolio— Advisor Class		Principal VC Real Estate Securities Account— Class 2		Putnam VT International Value Fund— Class IB
	2025	2024 (b)	2025	2024	2025	2024 (b)	2025	2024 (b)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$165,563	$31,723	$3,896,861	$3,550,735	$110,790	$(13,525)	$(18,451)	$(998)
Net realized gain (loss) on investments	4,002	(5)	(5,860,088)	(5,010,988)	(381,977)	(14,426)	84,571	1,443
Realized gain distribution received	—	—	—	—	846,992	5,549	10,024	—
Change in unrealized appreciation/(depreciation) on investments	2,432	5,606	12,309,385	2,907,974	(644,360)	(1,079,694)	715,037	(13,909)

Net increase (decrease) in net assets resulting from operations	171,997	37,324	10,346,158	1,447,721	(68,555)	(1,102,096)	791,181	(13,464)

Contributions and (withdrawals):
Payments received from policyowners	3,376,641	1,462,377	10,464,368	10,239,256	2,168,372	729,719	2,288,811	330,943
Policyowners’ surrenders	(469,060)	(168,221)	(20,946,859)	(18,934,648)	(2,742,904)	(202,072)	(299,941)	(22,524)
Policyowners’ annuity and death benefits	—	—	(1,913,438)	(1,597,386)	(566,886)	(902)	—	—
Net transfers from (to) Fixed Account	1,562,097	146,367	3,057,111	3,868,526	1,313,082	82,060	834,657	16,858
Transfers between Investment Divisions	957,389	692,626	5,412,568	11,248,118	1,004,274	23,037,452	4,517,274	140,193

Net contributions and (withdrawals)	5,427,067	2,133,149	(3,926,250)	4,823,866	1,175,938	23,646,257	7,340,801	465,470

Increase (decrease) in net assets	5,599,064	2,170,473	6,419,908	6,271,587	1,107,383	22,544,161	8,131,982	452,006
NET ASSETS:
Beginning of period	2,170,473	—	143,179,021	136,907,434	22,544,161	—	452,006	—

End of period	$7,769,537	$2,170,473	$149,598,929	$143,179,021	$23,651,544	$22,544,161	$8,583,988	$452,006

(b)	For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

64

NYLIAC Variable Annuity Separate Account-III

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2025

and December 31, 2024

	Voya Growth and Income Portfolio— Class S		Western Asset Core Plus VIT Portfolio— Class II
	2025	2024 (b)	2025	2024
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(27,421)	$7,301	$192,044	$225,638
Net realized gain (loss) on investments	(31,151)	12,499	(68,625)	(10,803)
Realized gain distribution received	411,250	252,433	—	—
Change in unrealized appreciation/(depreciation) on investments	414,843	(172,116)	183,878	(259,940)

Net increase (decrease) in net assets resulting from operations	767,521	100,117	307,297	(45,105)

Contributions and (withdrawals):
Payments received from policyowners	1,768,299	1,684,954	737,337	891,980
Policyowners’ surrenders	(411,873)	(57,565)	(331,301)	(167,995)
Policyowners’ annuity and death benefits	(29,825)	(50,635)	(24,709)	(14,828)
Net transfers from (to) Fixed Account	732,573	51,674	362,606	599,132
Transfers between Investment Divisions	1,103,280	465,560	1,499,772	245,658

Net contributions and (withdrawals)	3,162,454	2,093,988	2,243,705	1,553,947

Increase (decrease) in net assets	3,929,975	2,194,105	2,551,002	1,508,842
NET ASSETS:
Beginning of period	2,194,105		3,037,706	1,528,864

End of period	$6,124,080	$2,194,105	$5,588,708	$3,037,706

(b)	For the period May 1, 2024 (commencement of Investment Division) through December 31, 2024.

Not all investment divisions are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

65

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Variable Annuity Separate Account-III (the “Separate Account”) was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity, New York Life Plus Variable Annuity and New York Life Flexible Premium Variable Annuity II), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity), Series VI policies (New York Life Premium Plus II Variable Annuity), Series VII policies (New York Life Complete Access Variable Annuity), Series VIII policies (New York Life Premier Variable Annuity), Series IX policies (New York Life Premier Plus Variable Annuity), Series X policies (New York Life Income Plus Variable Annuity), Series XI policies (New York Life Premier Variable Annuity II), Series XII policies (New York Life Premier Plus Variable Annuity II), Series XIII policies (New York Life Complete Access Variable Annuity II), Series XIV policies (New York Life Flexible Premium Variable Annuity III), Series XV policies (New York Life Income Plus Variable Annuity II), Series XVI policies (New York Life Premier Variable Annuity—FP Series), Series XVII policies (New York Life Premier Variable Annuity—P Series), Series XVIII policies (New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series) and Series XIX policies (New York Life Premier Advisory Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002. Effective January 1, 2009, sales of all Series III, IV, V and VI policies formerly known as MainStay Variable Annuities were discontinued. Effective July 27, 2009, sales of Series V policies known as New York Life Select Variable Annuity were discontinued. Effective August 16, 2010, sales of all the remaining Series II, Series III, Series IV and Series VI policies were discontinued. Effective July 16, 2012 sales of the New York Life Flexible Premium Variable Annuity were discontinued. Effective February 12, 2016, sales of the Series X policies (New York Life Income Plus Variable Annuity) and Series XV policies (New York Life Income Plus II Variable Annuity) were discontinued. Effective May 1, 2015, sales of the Series VII policies (New York Life Complete Access Variable Annuity), the remaining Series I policies (New York Life Flexible Premium Variable Annuity II), Series VIII policies (New York Life Premier Variable Annuity) and Series IX policies (New York Life Premier Plus Variable Annuity) were discontinued. Effective May 1, 2020, sales of the Series XIII policies (New York Life Complete Access Variable Annuity II) were discontinued.

NYLIAC established the Separate Account to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC, as well as certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC and NYLIFE Distributors LLC are both indirect, wholly-owned subsidiaries of NYLIC. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance under ASC 946.

The assets of the Separate Account are invested in shares of eligible portfolios of the New York Life Investments (“NYLI”) VP Funds Trust, the AB® Variable Products Series Fund, Inc., the AIM Variable Insurance Funds, the American Funds Insurance Series®, the BlackRock® Variable Series Funds, Inc., the BlackRock® Variable Series Funds II, Inc., the BNY Mellon Sustainable U.S. Equity Portfolio, Inc, the Columbia Funds Variable Insurance Trust, the Columbia Funds Variable Series Trust II, the Delaware VIP® Trust, the Deutsche DWS Variable Series II, the Fidelity® Variable Insurance Products Fund, the Janus Aspen Series, the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the MFS® Variable Insurance Trust, the MFS® Variable Insurance Trust II, the MFS® Variable Insurance Trust III, the Neuberger Berman Advisers Management Trust, the PIMCO Variable Insurance Trust, the Principal Variable Contracts Funds, Inc., the Putnam Variable Trust, and the Voya Variable Funds (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging (DCA) Advantage Accounts represent a portion of the general account assets of NYLIAC and are not included in this report. NYLIAC’s Fixed Account and the DCA Advantage Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

The NYLI VP U.S. Government Money Market—Initial Class, NYLI VP Natural Resources—Initial Class and Fidelity® VIP Government Money Market Portfolio—Investor Class offer one class of shares under this Separate Account which are presented within the initial class section. NYLI VP Balanced—Service Class, NYLI VP CBRE Global Infrastructure—Service Class, NYLI VP Conservative Allocation—Service Class, NYLI VP Equity Allocation—Service Class, NYLI VP Floating Rate—Service Class, NYLI VP Growth Allocation—Service Class, NYLI VP Hedge Multi-Strategy—Service Class, NYLI VP MacKay Strategic Bond—Service Class, NYLI VP

66

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Moderate Allocation—Service Class, NYLI VP PIMCO Real Return—Service Class, AB VPS Relative Value Portfolio—Class B, American Funds® IS Asset Allocation Fund—Class 4, American Funds® IS The Bond Fund of America®—Class 4, American Funds® IS Capital World Bond Fund®—Class 4, American Funds® IS Global Small Capitalization Fund—Class 4, American Funds® IS Growth Fund—Class 4, American Funds® IS New World Fund®—Class 4, American Funds® IS U.S. Government Securities Fund®—Class 4, American Funds® IS Washington Mutual Investors Fund—Class 4, BlackRock® Global Allocation V.I. Fund—Class III, BlackRock® High Yield V.I. Fund—Class III, BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares, ClearBridge Variable Appreciation Portfolio—Class II, Columbia Variable Portfolio—Commodity Strategy Fund—Class 2, Columbia Variable Portfolio—Emerging Markets Bond Fund —Class 2, Columbia Variable Portfolio—Intermediate Bond Fund—Class 2, Columbia Variable Portfolio—Small Cap Value Fund—Class 2, DWS Alternative Asset Allocation VIP—Class B, Fidelity® VIP Bond Index Portfolio—Service Class 2, Fidelity® VIP Emerging Markets Portfolio—Service Class 2, Fidelity® VIP Extended Market Index Portfolio—Service Class 2, Fidelity® VIP Growth Opportunities Portfolio —Service Class 2, Fidelity® VIP Health Care Portfolio—Service Class 2, Fidelity® VIP International Index Portfolio—Service Class 2, Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2, Fidelity® VIP Mid Cap Portfolio—Service Class 2, Franklin Templeton Aggressive Model Portfolio—Class II, Franklin Templeton Conservative Model Portfolio—Class II, Franklin Templeton Moderate Model Portfolio—Class II, Franklin Templeton Moderately Aggressive Model Portfolio—Class II, Franklin Templeton Moderately Conservative Model Portfolio—Class II, Invesco V.I. EQV International Equity Fund—Series II Shares, Invesco V.I. Main Street Small Cap Fund®—Series II Shares, Janus Henderson Enterprise Portfolio—Service Shares, MFS® International Intrinsic Value Portfolio—Service Class, MFS® Mid Cap Value Portfolio—Service Class, MFS® Research International Portfolio—Service Class, Nomura VIP Small Cap Value Series—Service Class, PIMCO VIT Income Portfolio—Advisor Class, PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class, PIMCO VIT Low Duration Portfolio—Advisor Class, PIMCO VIT Short-Term Portfolio—Advisor Class, PIMCO VIT Total Return Portfolio—Advisor Class, Principal VC Real Estate Securities Account—Class 2, Putnam VT International Value Fund—Class IB, Voya Growth and Income Portfolio—Class S and Western Asset Core Plus VIT Portfolio—Class II offer one class of shares under this Separate Account which are presented within the service class section.

The following Investment Divisions, with their respective Fund portfolios, are available in this Separate Account:

NYLI VP American Century Sustainable Equity—Initial Class

NYLI VP American Century Sustainable Equity—Service Class

NYLI VP Balanced—Service Class

NYLI VP Bond—Initial Class

NYLI VP Bond—Service Class

NYLI VP Candriam Emerging Markets Equity—Initial Class

NYLI VP Candriam Emerging Markets Equity—Service Class

NYLI VP CBRE Global Infrastructure—Service Class

NYLI VP Conservative Allocation—Service Class

NYLI VP Dimensional U.S. Equity—Initial Class

NYLI VP Dimensional U.S. Equity—Service Class

NYLI VP Epoch U.S. Equity Yield—Initial Class

NYLI VP Epoch U.S. Equity Yield—Service Class

NYLI VP Equity Allocation—Service Class

NYLI VP Fidelity Institutional AM® Utilities—Initial Class

NYLI VP Fidelity Institutional AM® Utilities—Service Class

NYLI VP Floating Rate—Service Class

NYLI VP Growth Allocation—Service Class

NYLI VP Hedge Multi-Strategy—Service Class

NYLI VP Income Builder—Initial Class

NYLI VP Income Builder—Service Class

NYLI VP Janus Henderson Balanced—Initial Class

NYLI VP Janus Henderson Balanced—Service Class

NYLI VP MacKay Convertible—Initial Class

NYLI VP MacKay Convertible—Service Class

NYLI VP MacKay High Yield Corporate Bond—Initial Class

67

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

NYLI VP MacKay High Yield Corporate Bond—Service Class

NYLI VP MacKay Strategic Bond—Service Class

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class

NYLI VP MacKay U.S. Infrastructure Bond—Service Class

NYLI VP MFS® Investors Trust—Initial Class

NYLI VP MFS® Investors Trust—Service Class

NYLI VP MFS® Research—Initial Class

NYLI VP MFS® Research—Service Class

NYLI VP Moderate Allocation—Service Class

NYLI VP Natural Resources—Initial Class

NYLI VP Newton Technology Growth—Initial Class

NYLI VP Newton Technology Growth—Service Class

NYLI VP PIMCO Real Return—Service Class

NYLI VP PineStone International Equity—Initial Class

NYLI VP PineStone International Equity—Service Class

NYLI VP S&P 500 Index—Initial Class

NYLI VP S&P 500 Index—Service Class

NYLI VP Schroders Mid Cap Opportunities—Initial Class

NYLI VP Schroders Mid Cap Opportunities—Service Class

NYLI VP Small Cap Growth—Initial Class

NYLI VP Small Cap Growth—Service Class

NYLI VP U.S. Government Money Market—Initial Class

NYLI VP Wellington Growth—Initial Class

NYLI VP Wellington Growth—Service Class

NYLI VP Wellington Small Cap—Initial Class

NYLI VP Wellington Small Cap—Service Class

NYLI VP Winslow Large Cap Growth—Initial Class

NYLI VP Winslow Large Cap Growth—Service Class

AB VPS Relative Value Portfolio—Class B

American Funds® IS Asset Allocation Fund—Class 4

American Funds® IS The Bond Fund of America®—Class 4

American Funds® IS Capital World Bond Fund®—Class 4

American Funds® IS Global Small Capitalization Fund—Class 4

American Funds® IS Growth Fund—Class 4

American Funds® IS New World Fund®—Class 4

American Funds® IS U.S. Government Securities Fund®—Class 4

American Funds® IS Washington Mutual Investors Fund—Class 4

BlackRock® Global Allocation V.I. Fund—Class III

BlackRock® High Yield V.I. Fund—Class III

BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares

ClearBridge Variable Appreciation Portfolio—Class II

Columbia Variable Portfolio—Commodity Strategy Fund—Class 2

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2

Columbia Variable Portfolio—Intermediate Bond Fund—Class 2

Columbia Variable Portfolio—Small Cap Value Fund—Class 2

DWS Alternative Asset Allocation VIP—Class B

Fidelity® VIP Bond Index Portfolio—Service Class 2

68

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Service Class 2

Fidelity® VIP Emerging Markets Portfolio—Service Class 2

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP Equity-Income PortfolioSM—Service Class 2

Fidelity® VIP Extended Market Index Portfolio—Service Class 2

Fidelity® VIP FundsManager® 60% Portfolio—Investor Class

Fidelity® VIP FundsManager® 60% Portfolio—Service Class

Fidelity® VIP Government Money Market Portfolio—Investor Class

Fidelity® VIP Growth Opportunities Portfolio—Service Class 2

Fidelity® VIP Health Care Portfolio—Service Class 2

Fidelity® VIP International Index Portfolio—Service Class 2

Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2

Fidelity® VIP Mid Cap Portfolio—Service Class 2

Franklin Templeton Aggressive Model Portfolio—Class II

Franklin Templeton Conservative Model Portfolio—Class II

Franklin Templeton Moderate Model Portfolio—Class II

Franklin Templeton Moderately Aggressive Model Portfolio—Class II

Franklin Templeton Moderately Conservative Model Portfolio—Class II

Invesco V.I. EQV International Equity Fund—Series II Shares

Invesco V.I. Main Street Small Cap Fund®—Series II Shares

Janus Henderson Enterprise Portfolio—Service Shares

Janus Henderson Global Research Portfolio—Institutional Shares

Janus Henderson Global Research Portfolio—Service Shares

MFS® International Intrinsic Value Portfolio—Service Class

MFS® Mid Cap Value Portfolio—Service Class

MFS® Research International Portfolio—Service Class

Neuberger Berman AMT Mid Cap Growth Portfolio—Class I

Neuberger Berman AMT Mid Cap Growth Portfolio—Class S

Nomura VIP Small Cap Value Series—Service Class (formerly Macquarie VIP Small Cap Value Series—Service Class)

PIMCO VIT Income Portfolio—Advisor Class

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class

PIMCO VIT Low Duration Portfolio—Advisor Class

PIMCO VIT Short-Term Portfolio—Advisor Class

PIMCO VIT Total Return Portfolio—Advisor Class

Principal VC Real Estate Securities Account—Class 2

Putnam VT International Value Fund—Class IB

Voya Growth and Income Portfolio—Class S

Western Asset Core Plus VIT Portfolio—Class II

Not all investment options are available under all policies.

On February 7, 2025, the following portfolio substitutions took place: the Initial Class and Service Class shares of BNY Mellon IP Technology Growth Portfolio were substituted into the Initial Class and Service Class shares of NYLI VP Newton Technology Growth; and the Initial Class and Service Class shares of MFS® Investors Trust Series and MFS® Research Series, respectfully, were substituted into the Initial Class and Service Class shares of NYLI VP MFS® Investors Trust and NYLI VP MFS® Research.

69

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

New investments in the NYLI VP Candriam Emerging Markets Equity, NYLI VP Wellington Growth and Columbia Variable Portfolio—Commodity Strategy Fund Investment Divisions are restricted to those policies already invested in these Investment Divisions.

For Series I policies known as New York Life Flexible Premium Variable Annuity II and Series VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XIX policies, initial premium payments are allocated to the Investment Divisions, Fixed Account (where available) and/or DCA Advantage Accounts (where available) within two business days after receipt. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XIX policies, subsequent premium payments for flexible premium policies are generally allocated to the Investment Divisions, one year Fixed Account (where available), three year Fixed Account (where available), and/or DCA Advantage Accounts (where available) at the close of the business day they are received. For Series II policies, known as New York Life Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. In those states where NYLIAC offers a single premium version of the Series III, VI, VIII and IX policies, only one premium payment is allowed. In those states where NYLIAC offers a modified premium version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. For Series XVII and XVIII policies known as the New York Life Premier Variable Annuity—P Series, New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series, initial premium payments are allocated to the Investment Division within two business days after receipt. Subsequent initial premium payments must be received within 90 days after the Policy Date and will be allocated to your policy at the close of the Business Day on which they are received.

In addition, for Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XVI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC subject to certain restrictions. For Series XVIII policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account, from one or more Investment Divisions to the Index-linked Account or the Fixed Account of NYLIAC, subject to certain restrictions. For Series XIX policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account subject to certain restrictions. On the accompanying Statement of Changes in Net Assets, all references to the Fixed Account include the Fixed Account and the DCA Advantage Accounts.

No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of the shares held at the valuation date, which represents fair value, and are classified as level 1.

70

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

The management of the Retail and Institutional Life Businesses of NYLIAC acts as the Separate Account’s chief operating decision maker (“CODM”) making decisions about investment options as well as associated expenses of the Separate Account. The CODM has determined that each of the investment divisions make up one operating segment of the Separate Account. The Separate Account’s investment options are pre-determined in accordance with the terms of its prospectus. The financial information provided to and reviewed by the CODM is consistent with that presented within the Separate Account’s Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

71

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 were as follows:

	Purchases	Sales
NYLI VP American Century Sustainable Equity—Initial Class	$2,153	$5,195
NYLI VP American Century Sustainable Equity—Service Class	9,831	15,598
NYLI VP Balanced—Service Class	26,858	30,094
NYLI VP Bond—Initial Class	1,259	3,048
NYLI VP Bond—Service Class	18,505	23,421
NYLI VP Candriam Emerging Markets Equity—Initial Class	105	1,178
NYLI VP Candriam Emerging Markets Equity—Service Class	919	6,155
NYLI VP CBRE Global Infrastructure—Service Class	4,644	3,210
NYLI VP Conservative Allocation—Service Class	25,665	43,180
NYLI VP Dimensional U.S. Equity—Initial Class	15,470	10,799
NYLI VP Dimensional U.S. Equity—Service Class	28,078	21,807
NYLI VP Epoch U.S. Equity Yield—Initial Class	10,952	16,049
NYLI VP Epoch U.S. Equity Yield—Service Class	45,414	35,011
NYLI VP Equity Allocation—Service Class	20,278	39,225
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	204	278
NYLI VP Fidelity Institutional AM® Utilities—Service Class	79,070	70,102
NYLI VP Floating Rate—Service Class	68,851	65,361
NYLI VP Growth Allocation—Service Class	37,337	66,742
NYLI VP Hedge Multi-Strategy—Service Class	9,593	14,245
NYLI VP Income Builder—Initial Class	1,704	6,130
NYLI VP Income Builder—Service Class	45,119	30,794
NYLI VP Janus Henderson Balanced—Initial Class	8,970	18,327
NYLI VP Janus Henderson Balanced—Service Class	226,573	90,727
NYLI VP MacKay Convertible—Initial Class	2,113	9,123
NYLI VP MacKay Convertible—Service Class	74,763	68,766
NYLI VP MacKay High Yield Corporate Bond—Initial Class	5,229	14,516
NYLI VP MacKay High Yield Corporate Bond—Service Class	162,626	139,698
NYLI VP MacKay Strategic Bond—Service Class	36,825	44,961
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	721	1,960
NYLI VP MacKay U.S. Infrastructure Bond—Service Class	10,820	12,813
NYLI VP MFS® Investors Trust—Initial Class	7,132	1,152
NYLI VP MFS® Investors Trust—Service Class	70,699	17,204
NYLI VP MFS® Research—Initial Class	8,627	1,071
NYLI VP MFS® Research—Service Class	54,518	11,906
NYLI VP Moderate Allocation—Service Class	38,916	59,705
NYLI VP Natural Resources—Initial Class	15,266	22,439
NYLI VP Newton Technology Growth—Initial Class	23,313	4,111
NYLI VP Newton Technology Growth—Service Class	282,060	55,528
NYLI VP PIMCO Real Return—Service Class	20,802	23,529
NYLI VP PineStone International Equity—Initial Class	409	2,063
NYLI VP PineStone International Equity—Service Class	12,221	16,155
NYLI VP S&P 500 Index—Initial Class	4,952	26,694
NYLI VP S&P 500 Index—Service Class	375,817	154,475
NYLI VP Schroders Mid Cap Opportunities—Initial Class	317	4,365

72

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
NYLI VP Schroders Mid Cap Opportunities—Service Class	$15,265	$28,278
NYLI VP Small Cap Growth—Initial Class	2,649	4,558
NYLI VP Small Cap Growth—Service Class	14,476	11,600
NYLI VP U.S. Government Money Market—Initial Class	112,882	113,933
NYLI VP Wellington Growth—Initial Class	6,324	10,325
NYLI VP Wellington Growth—Service Class	1,990	3,433
NYLI VP Wellington Small Cap—Initial Class	365	2,974
NYLI VP Wellington Small Cap—Service Class	12,471	17,792
NYLI VP Winslow Large Cap Growth—Initial Class	7,041	8,474
NYLI VP Winslow Large Cap Growth—Service Class	134,253	86,093
AB VPS Relative Value Portfolio—Class B	21,329	9,424
American Funds® IS Asset Allocation Fund—Class 4	104,360	31,093
American Funds® IS The Bond Fund of America®—Class 4	12,951	4,929
American Funds® IS Capital World Bond Fund®—Class 4	3,308	1,019
American Funds® IS Global Small Capitalization Fund—Class 4	5,293	5,305
American Funds® IS Growth Fund—Class 4	391,723	39,554
American Funds® IS New World Fund®—Class 4	13,410	18,826
American Funds® IS U.S. Government Securities Fund®—Class 4	7,048	2,884
American Funds® IS Washington Mutual Investors Fund—Class 4	110,943	36,029
BlackRock® Global Allocation V.I. Fund—Class III	64,937	31,938
BlackRock® High Yield V.I. Fund—Class III	46,434	25,519
BNY Mellon IP Technology Growth Portfolio—Initial Shares	40	22,950
BNY Mellon IP Technology Growth Portfolio—Service Shares	5,945	242,280
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	4,035	1,709
ClearBridge Variable Appreciation Portfolio—Class II	11,661	7,636
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	234	318
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	8,233	9,647
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	3,148	1,591
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	21,087	16,179
DWS Alternative Asset Allocation VIP—Class B	12,843	17,603
Fidelity® VIP Bond Index Portfolio—Service Class 2	40,249	19,360
Fidelity® VIP ContrafundSM Portfolio—Initial Class	25,774	21,312
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	175,428	116,107
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	9,419	7,973
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	3,433	6,087
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	50,454	39,406
Fidelity® VIP Extended Market Index Portfolio—Service Class 2	4,393	616
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	42,561	46,231
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	30,225	8,210
Fidelity® VIP Government Money Market Portfolio—Investor Class	1	377
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	108,941	78,394
Fidelity® VIP Health Care Portfolio—Service Class 2	22,776	19,434
Fidelity® VIP International Index Portfolio—Service Class 2	32,652	11,125
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	11,326	3,678
Fidelity® VIP Mid Cap Portfolio—Service Class 2	47,522	30,980

73

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Franklin Templeton Aggressive Model Portfolio—Class II	$127,781	$40,444
Franklin Templeton Conservative Model Portfolio—Class II	29,801	21,878
Franklin Templeton Moderate Model Portfolio—Class II	169,882	86,256
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	239,980	84,520
Franklin Templeton Moderately Conservative Model Portfolio—Class II	45,666	35,924
Invesco V.I. EQV International Equity Fund—Series II Shares	10,360	11,215
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	14,691	6,910
Janus Henderson Enterprise Portfolio—Service Shares	35,037	15,318
Janus Henderson Global Research Portfolio—Institutional Shares	5,081	7,354
Janus Henderson Global Research Portfolio—Service Shares	21,263	14,482
MFS® International Intrinsic Value Portfolio—Service Class	18,602	18,261
MFS® Investors Trust Series—Initial Class	3	7,218
MFS® Investors Trust Series—Service Class	815	61,580
MFS® Mid Cap Value Portfolio—Service Class	15,929	12,143
MFS® Research International Portfolio—Service Class	4,010	2,109
MFS® Research Series—Initial Class	2	8,626
MFS® Research Series—Service Class	316	47,374
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	255	504
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	42,351	26,071
Nomura VIP Small Cap Value Series—Service Class	6,157	4,239
PIMCO VIT Income Portfolio—Advisor Class	32,468	14,608
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	16,125	21,382
PIMCO VIT Low Duration Portfolio—Advisor Class	26,652	28,018
PIMCO VIT Short-Term Portfolio—Advisor Class	7,186	1,593
PIMCO VIT Total Return Portfolio—Advisor Class	39,980	40,009
Principal VC Real Estate Securities Account—Class 2	9,877	7,743
Putnam VT International Value Fund—Class IB	8,191	859
Voya Growth and Income Portfolio—Class S	5,201	1,655
Western Asset Core Plus VIT Portfolio—Class II	4,455	2,019

Total	$4,595,647	$3,162,405

Not all investment divisions are available under all policies.

74

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the NYLI VP Funds Trust, for a fee. New York Life Investments retains several sub-advisors, including American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam (“Candriam”), CBRE Investment Management Listed Real Assets LLC (“CBRE”), Dimensional Fund Advisors LP (“DFA”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Massachusetts Financial Services Company (“MFS”), Newton Investment Management North America, LLC (“NIMNA”), NYL Investors LLC (“NYL Investors”), Pacific Investment Management Company LLC (“PIMCO”), PineStone Asset Management Inc.(“PineStone”), Schroder Investment Management North America, Inc. (“Schroders”), Segall Bryant & Hamill, LLC (“SBH”), Wellington Management Company LLP (“Wellington”) and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the NYLI VP Funds Trust.

New York Life Investments, MacKay and NYL Investors are all wholly-owned direct and indirect subsidiaries of NYLIC. Candriam is an indirect majority-owned subsidiary of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. CBRE is the listed real asset solution within CBRE Investment Management. DFA is controlled and operated by Dimensional Holdings Inc. Epoch is an indirect, wholly-owned subsidiary of Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. MFS is a subsidiary of Sun Life Financial Inc. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. PIMCO is a majority owned subsidiary of Allianz Asset Management of America L.P. PineStone is an independent advisory firm. SBH is a wholly-owned subsidiary of CI Financial Corp. Schroders is an indirect wholly-owned subsidiary of Schroders Plc. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen, LLC.

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, VI, VIII, IX, X, XI, XII, XIV, XV, XVI, XVII and XVIII policies. Policies in Series II, VII, XIII and XIX are not subject to surrender charges on partial withdrawals and surrenders. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offered a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, the surrender charge was lower.

For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies; depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

For New York Life Premier Variable Annuity policies, which are part of Series VIII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity policies, which are part of Series IX, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Income Plus Variable Annuity policies with the Income Benefit Rider, which are part of Series X, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

75

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For New York Life Income Plus Variable Annuity policies with the Guaranteed Future Income Benefit Rider, which are also part of Series X, the product becomes a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life Premier Variable Annuity II policies, which are part of Series XI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. For policies applied for before May 1, 2019, this charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made. For policies applied for on or after May 1, 2019, this charge is 7% during the first two payment years and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Plus Variable Annuity II policies, which are part of Series XII, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. In most jurisdictions, this charge is 8% during the first two payment years and declines by 1% per year for each additional payment year, until the eighth payment year, after which no charge is made.

For New York Life Flexible Premium Variable Annuity III policies, which are part of Series XIV, the percentage of surrender charge is based on the Policy Year. In most jurisdictions, this charge is 7% for the first three Policy Years and declines to 1% per year for each additional Policy Year, until the ninth Policy Year, after which no charge is made.

For New York Life Income Plus Variable Annuity II policies with the Guaranteed Future Income Benefit Rider, which are part of Series XV, the product is a single premium product where surrender charges are based on the Policy Year. This charge is 8% during the first Policy Year and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life Premier Variable Annuity—FP Series policies, which are part of Series XVI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first payment year and declines by 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

For New York Life Premier Variable Annuity—P Series policies, which are part of Series XVII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years following the Policy Date. This charge is 7% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made.

For New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series policies, which are part of Series XVIII, the charge is assessed as a percentage of the amount withdrawn or surrendered during the first seven Policy Years, first six Policy Years or first five Policy Years following the Policy Date, depending on the surrender charge period chosen when the policy is issued. For the seven year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the seventh Policy Year, after which no charge is made. For the six year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the sixth Policy Year, after which no charge is made. For the five year surrender charge period, the charge is 8% during the first two Policy Years and declines by 1% per year for each additional Policy Year, until the fifth Policy Year, after which no charge is made.

All surrender charges are recorded with policyowners’ surrenders in the accompanying Statement of Changes in Net Assets. Surrender charges are paid to NYLIAC.

NYLIAC also deducts an annual policy service charge from the policy’s accumulation value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II, IV, VII and XIV policies and $100,000 for Series III, V, VI, VIII, IX, XI, XII, XIII and XVI policies (or for Series XI and XII we received less than $25,000 in first year premiums with Investment Preservation Rider 4.0 or 5.0). For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity and New York Life Flexible Premium Variable Annuity II, which are also part of Series I, this charge is $30 per policy. For Series II, VII and XIII policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, VI, VIII, IX, XI, XII, XIV and XVI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. For Series X and XV policies, the charge is $30 per policy and is waived either upon (a) registration with delivery of all available materials that we normally mail, (b) the Variable Account Annuity Commencement Date, or (c) the Income Benefit (for Series X policies)/GFIB Payment Commencement Date (whichever comes first). These charges are shown as a reduction to payments received from policyowners in the accompanying Statement of Changes in Net Assets.

76

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV, XV, XVI and XVIII policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V, VI, VII, VIII, IX, X, XI, XII, XIII, XIV and XV policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85%, 1.75%, 1.65%, 1.35%, 1.65%, 1.35%, 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60% during the surrender charge period for the initial premium and 1.40% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.50% during the surrender charge period for the initial premium and 1.30% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016, 1.60%, 1.35% during the surrender charge period for the initial premium and 1.15% after the surrender charge period for the initial premium for policies applied for before May 1, 2016 and 1.30% during the surrender charge period for the initial premium and 1.10% after the surrender charge period for the initial premium for policies applied for on or after May 1, 2016 and 1.35%, for Series XVI policies, the charge is 1.20% during the surrender charge period for the initial premium and 1.00% after the surrender charge period for the initial premium, for New York Life Premier Variable Annuity—FP Series, for Series XVII policies, the charge is 1.20% during the surrender charge period and 1.00% after the surrender charge period, for New York Life Premier Variable Annuity—P Series, for Series XVIII policies, the charge is 1.20% for the seven year surrender charge period, 1.25% for the six year surrender charge period and 1.30% for the five year surrender charge period, for New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity—FP Series, for Series XIX policies, the charge is 0.30% if on a monthly policy anniversary, the accumulation value is greater than or equal to $1,000,000, the charge is 0.35% if on a monthly policy anniversary, the accumulation value is greater than or equal to $500,000 but less than $1,000,000 and the charge is 0.40% if on a monthly policy anniversary, the accumulation value is less than $500,000 for New York Life Premier Advisory Variable Annuity, respectively, of the daily average variable accumulation value of each Investment Division, and is the same rate for each of the five periods presented in the Financial Highlights section. These charges are disclosed in the accompanying Statement of Operations.

In addition, New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II policies, which are part of Series X and Series XV, are subject to a Guaranteed Future Income Benefit Charge if the Guaranteed Future Income Benefit Rider is chosen. This charge is an annualized percentage of the average daily Unfunded Income Benefit Base (as defined in the New York Life Income Plus Variable Annuity and New York Life Income Plus Variable Annuity II prospectuses) each policy quarter, deducted from the variable accumulation unit value on a quarterly basis. On an annual basis, the charge equals 1.00% (0.25% quarterly) of the Unfunded Income Benefit Base.

In order to purchase the New York Life Premier Advisory Variable Annuity, which is part of Series XIX, the purchaser must be an advisory client of Eagle Strategies LLC (Eagle or the Investment Adviser), NYLIAC’s affiliated investment adviser, and agree to pay an ongoing, asset-based fee (Advisory Fee) to Eagle for ongoing, investment advisory services relating to the policy. The Advisory Fee that is charged by the Investment Adviser is covered in a separate agreement between the purchaser and the Investment Adviser, and is separate from, and in addition to, the fees and expenses that are described in the prospectus.

Separate Account policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.00%, distribution (12b-1) fees range from 0.00% to 0.30%, and other expenses range from 0.00% to 0.39%. These ranges are shown as a percentage of average net assets as of December 31, 2024, and approximate the ranges as of December 31, 2025.

NOTE 4—Distribution of Net Income:

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

77

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2025 and 2024 were as follows:

	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NYLI VP American Century Sustainable Equity—Initial Class	6	(146)	(140)	13	(219)	(206)
NYLI VP American Century Sustainable Equity—Service Class	426	(681)	(255)	608	(821)	(213)
NYLI VP Balanced—Service Class	1,787	(1,868)	(81)	1,539	(1,679)	(140)
NYLI VP Bond—Initial Class	21	(141)	(120)	52	(151)	(99)
NYLI VP Bond—Service Class	1,395	(2,158)	(763)	1,599	(1,620)	(21)
NYLI VP Candriam Emerging Markets Equity—Initial Class	10	(107)	(97)	16	(117)	(101)
NYLI VP Candriam Emerging Markets Equity—Service Class	98	(565)	(467)	205	(596)	(391)
NYLI VP CBRE Global Infrastructure—Service Class	423	(314)	109	430	(406)	24
NYLI VP Conservative Allocation—Service Class	1,653	(2,876)	(1,223)	2,279	(3,723)	(1,444)
NYLI VP Dimensional U.S. Equity—Initial Class	3	(111)	(108)	4	(138)	(134)
NYLI VP Dimensional U.S. Equity—Service Class	741	(876)	(135)	952	(889)	63
NYLI VP Epoch U.S. Equity Yield—Initial Class	12	(390)	(378)	19	(373)	(354)
NYLI VP Epoch U.S. Equity Yield—Service Class	1,495	(1,468)	27	1,329	(1,638)	(309)
NYLI VP Equity Allocation—Service Class	1,467	(2,043)	(576)	1,897	(2,593)	(696)
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	2	(9)	(7)	2	(11)	(9)
NYLI VP Fidelity Institutional AM® Utilities—Service Class	2,430	(3,239)	(809)	2,765	(4,403)	(1,638)
NYLI VP Floating Rate—Service Class	4,269	(4,807)	(538)	5,567	(4,263)	1,304
NYLI VP Growth Allocation—Service Class	2,224	(3,624)	(1,400)	3,071	(4,289)	(1,218)
NYLI VP Hedge Multi-Strategy—Service Class	805	(1,378)	(573)	1,159	(1,838)	(679)
NYLI VP Income Builder—Initial Class	19	(139)	(120)	19	(154)	(135)
NYLI VP Income Builder—Service Class	3,180	(1,890)	1,290	2,664	(2,325)	339
NYLI VP Janus Henderson Balanced—Initial Class	33	(595)	(562)	24	(743)	(719)
NYLI VP Janus Henderson Balanced—Service Class	12,470	(4,762)	7,708	11,690	(3,956)	7,734
NYLI VP MacKay Convertible—Initial Class	10	(146)	(136)	13	(168)	(155)
NYLI VP MacKay Convertible—Service Class	4,913	(3,624)	1,289	4,541	(2,833)	1,708
NYLI VP MacKay High Yield Corporate Bond—Initial Class	19	(271)	(252)	22	(302)	(280)
NYLI VP MacKay High Yield Corporate Bond—Service Class	9,993	(8,815)	1,178	10,834	(8,426)	2,408
NYLI VP MacKay Strategic Bond—Service Class	2,524	(3,586)	(1,062)	3,366	(4,220)	(854)
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	20	(106)	(86)	22	(99)	(77)
NYLI VP MacKay U.S. Infrastructure Bond—Service Class	949	(1,244)	(295)	796	(967)	(171)
NYLI VP MFS® Investors Trust—Initial Class	714	(105)	609	—	—	—
NYLI VP MFS® Investors Trust—Service Class	7,071	(1,644)	5,427	—	—	—
NYLI VP MFS® Research—Initial Class	865	(98)	767	—	—	—
NYLI VP MFS® Research—Service Class	5,466	(1,136)	4,330	—	—	—
NYLI VP Moderate Allocation—Service Class	2,535	(3,512)	(977)	2,414	(4,216)	(1,802)
NYLI VP Natural Resources—Initial Class	1,255	(1,779)	(524)	1,358	(2,105)	(747)
NYLI VP Newton Technology Growth—Initial Class	2,333	(371)	1,962	—	—	—
NYLI VP Newton Technology Growth—Service Class	28,309	(5,123)	23,186	—	—	—
NYLI VP PIMCO Real Return—Service Class	1,623	(2,139)	(516)	1,553	(1,795)	(242)
NYLI VP PineStone International Equity—Initial Class	12	(63)	(51)	9	(80)	(71)
NYLI VP PineStone International Equity—Service Class	1,034	(1,046)	(12)	791	(944)	(153)
NYLI VP S&P 500 Index—Initial Class	24	(249)	(225)	30	(302)	(272)
NYLI VP S&P 500 Index—Service Class	19,888	(5,975)	13,913	18,964	(4,888)	14,076

78

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NYLI VP Schroders Mid Cap Opportunities—Initial Class	7	(91)	(84)	9	(138)	(129)
NYLI VP Schroders Mid Cap Opportunities—Service Class	1,244	(1,467)	(223)	1,253	(1,543)	(290)
NYLI VP Small Cap Growth—Initial Class	31	(176)	(145)	19	(226)	(207)
NYLI VP Small Cap Growth—Service Class	846	(689)	157	726	(504)	222
NYLI VP U.S. Government Money Market—Initial Class	27,145	(30,238)	(3,093)	26,705	(32,173)	(5,468)
NYLI VP Wellington Growth—Initial Class	3	(144)	(141)	10	(199)	(189)
NYLI VP Wellington Growth—Service Class	20	(83)	(63)	57	(145)	(88)
NYLI VP Wellington Small Cap—Initial Class	22	(228)	(206)	22	(234)	(212)
NYLI VP Wellington Small Cap—Service Class	1,002	(1,228)	(226)	789	(1,300)	(511)
NYLI VP Winslow Large Cap Growth—Initial Class	13	(99)	(86)	45	(135)	(90)
NYLI VP Winslow Large Cap Growth—Service Class	3,938	(2,729)	1,209	3,599	(2,306)	1,293
AB VPS Relative Value Portfolio—Class B	1,433	(711)	722	1,146	(311)	835
American Funds® IS Asset Allocation Fund—Class 4	5,973	(2,016)	3,957	4,407	(1,707)	2,700
American Funds® IS The Bond Fund of America®—Class 4	1,179	(472)	707	1,041	(233)	808
American Funds® IS Capital World Bond Fund®—Class 4	304	(94)	210	52	(6)	46
American Funds® IS Global Small Capitalization Fund—Class 4	401	(383)	18	489	(324)	165
American Funds® IS Growth Fund—Class 4	20,303	(1,833)	18,470	16,805	(1,402)	15,403
American Funds® IS New World Fund®—Class 4	794	(1,140)	(346)	1,035	(966)	69
American Funds® IS U.S. Government Securities Fund®—Class 4	642	(268)	374	113	(38)	75
American Funds® IS Washington Mutual Investors Fund—Class 4	6,167	(2,026)	4,141	5,155	(1,323)	3,832
BlackRock® Global Allocation V.I. Fund—Class III	3,364	(2,156)	1,208	2,773	(2,213)	560
BlackRock® High Yield V.I. Fund—Class III	2,985	(1,891)	1,094	3,170	(1,651)	1,519
BNY Mellon IP Technology Growth Portfolio—Initial Shares	1	(353)	(352)	25	(92)	(67)
BNY Mellon IP Technology Growth Portfolio—Service Shares	328	(7,514)	(7,186)	2,581	(1,536)	1,045
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	253	(118)	135	235	(57)	178
ClearBridge Variable Appreciation Portfolio—Class II	442	(369)	73	301	(240)	61
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	15	(25)	(10)	31	(53)	(22)
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	559	(803)	(244)	453	(607)	(154)
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	290	(152)	138	137	(80)	57
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	866	(813)	53	911	(699)	212
DWS Alternative Asset Allocation VIP—Class B	975	(1,379)	(404)	708	(1,036)	(328)
Fidelity® VIP Bond Index Portfolio—Service Class 2	4,105	(2,044)	2,061	3,955	(1,085)	2,870
Fidelity® VIP ContrafundSM Portfolio—Initial Class	33	(163)	(130)	15	(203)	(188)
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	4,554	(3,634)	920	4,686	(3,922)	764
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	640	(562)	78	519	(367)	152
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	9	(96)	(87)	13	(130)	(117)
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2,348	(1,817)	531	2,398	(1,671)	727
Fidelity® VIP Extended Market Index Portfolio—Service Class 2	374	(52)	322	95	(5)	90
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	1,325	(2,127)	(802)	1,681	(1,731)	(50)
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2,191	(584)	1,607	1,417	(542)	875
Fidelity® VIP Government Money Market Portfolio—Investor Class	—	(37)	(37)	37	—	37
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	4,401	(2,450)	1,951	3,769	(2,066)	1,703
Fidelity® VIP Health Care Portfolio—Service Class 2	1,449	(1,404)	45	1,286	(1,091)	195
Fidelity® VIP International Index Portfolio—Service Class 2	2,340	(799)	1,541	1,573	(384)	1,189

79

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	1,019	(342)	677	879	(210)	669
Fidelity® VIP Mid Cap Portfolio—Service Class 2	1,984	(1,340)	644	1,578	(1,269)	309
Franklin Templeton Aggressive Model Portfolio—Class II	6,962	(2,641)	4,321	6,550	(2,075)	4,475
Franklin Templeton Conservative Model Portfolio—Class II	2,464	(1,919)	545	3,167	(1,937)	1,230
Franklin Templeton Moderate Model Portfolio—Class II	10,340	(6,286)	4,054	12,134	(4,624)	7,510
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	14,423	(5,887)	8,536	13,142	(3,549)	9,593
Franklin Templeton Moderately Conservative Model Portfolio—Class II	3,359	(2,755)	604	2,931	(2,437)	494
Invesco V.I. EQV International Equity Fund—Series II Shares	656	(823)	(167)	714	(855)	(141)
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	776	(433)	343	604	(285)	319
Janus Henderson Enterprise Portfolio—Service Shares	1,893	(936)	957	1,649	(600)	1,049
Janus Henderson Global Research Portfolio—Institutional Shares	10	(128)	(118)	14	(158)	(144)
Janus Henderson Global Research Portfolio—Service Shares	846	(610)	236	889	(501)	388
MFS® International Intrinsic Value Portfolio—Service Class	1,000	(1,122)	(122)	909	(691)	218
MFS® Investors Trust Series—Initial Class	1	(164)	(163)	3	(35)	(32)
MFS® Investors Trust Series—Service Class	58	(2,642)	(2,584)	797	(916)	(119)
MFS® Mid Cap Value Portfolio—Service Class	931	(803)	128	782	(607)	175
MFS® Research International Portfolio—Service Class	318	(167)	151	237	(72)	165
MFS® Research Series—Initial Class	—	(172)	(172)	4	(26)	(22)
MFS® Research Series—Service Class	20	(1,768)	(1,748)	320	(423)	(103)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2	(9)	(7)	1	(10)	(9)
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	1,650	(1,182)	468	1,481	(1,336)	145
Nomura VIP Small Cap Value Series—Service Class	403	(321)	82	267	(338)	(71)
PIMCO VIT Income Portfolio—Advisor Class	2,519	(1,224)	1,295	2,720	(742)	1,978
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor
Class	1,313	(1,887)	(574)	1,714	(2,109)	(395)
PIMCO VIT Low Duration Portfolio—Advisor Class	2,381	(2,662)	(281)	1,730	(1,508)	222
PIMCO VIT Short-Term Portfolio—Advisor Class	664	(149)	515	274	(64)	210
PIMCO VIT Total Return Portfolio—Advisor Class	3,309	(3,739)	(430)	3,614	(3,175)	439
Principal VC Real Estate Securities Account—Class 2	751	(654)	97	2,010	(49)	1,961
Putnam VT International Value Fund—Class IB	658	(69)	589	53	(8)	45
Voya Growth and Income Portfolio—Class S	401	(135)	266	209	(18)	191
Western Asset Core Plus VIT Portfolio—Class II	420	(196)	224	204	(49)	155

Not all investment divisions are available under all policies.

80

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2025, 2024, 2023, 2022 and 2021:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP American Century Sustainable Equity—Initial Class	2025	$32,802	923	$33.53 to $35.69	9.3% to 9.8%	0.9%
	2024	34,392	1,063	30.68 to 32.51	17.6% to 18.2%	1.0%
	2023	34,769	1,269	26.08 to 27.51	22.1% to 22.7%	1.3%
	2022	35,059	1,569	21.36 to 22.43	(9.4%) to (9.0%)	1.7%
	2021	43,595	1,776	23.57 to 24.64	23.2% to 23.7%	2.5%
NYLI VP American Century Sustainable Equity—Service Class	2025	$63,972	2,354	$14.77 to $34.71	9.0% to 10.7%	0.6%
	2024	66,882	2,609	13.50 to 31.68	17.3% to 19.2%	0.8%
	2023	65,565	2,822	11.46 to 26.86	21.8% to 23.7%	1.0%
	2022	64,259	3,183	9.38 to 21.94	(9.6%) to (5.5%)	1.4%
	2021	82,966	3,644	16.28 to 24.16	22.9% to 23.7%	2.2%
NYLI VP Balanced—Service Class	2025	$125,099	7,052	$12.12 to $28.78	9.1% to 10.8%	2.3%
	2024	119,729	7,133	11.05 to 26.24	5.6% to 7.3%	2.3%
	2023	119,621	7,273	10.42 to 24.71	5.3% to 7.0%	1.7%
	2022	119,142	7,227	9.87 to 23.35	(7.7%) to (0.9%)	0.8%
	2021	130,656	6,938	14.14 to 25.17	14.9% to 15.6%	1.2%
NYLI VP Bond—Initial Class	2025	$17,785	824	$14.57 to $23.25	4.9% to 5.3%	4.8%
	2024	19,247	944	13.89 to 22.07	(0.0%) to 0.4%	4.7%
	2023	21,146	1,043	13.90 to 21.97	3.6% to 4.1%	2.8%
	2022	23,834	1,221	13.41 to 21.11	(16.0%) to (15.7%)	1.9%
	2021	32,134	1,396	15.97 to 25.02	(3.2%) to (2.7%)	1.7%
NYLI VP Bond—Service Class	2025	$93,655	8,602	$9.87 to $13.97	4.6% to 6.2%	4.8%
	2024	97,021	9,365	9.41 to 13.30	(0.3%) to 1.3%	4.6%
	2023	97,671	9,386	9.40 to 13.27	3.4% to 5.0%	2.6%
	2022	99,293	9,822	9.06 to 12.78	(16.2%) to (4.7%)	1.6%
	2021	131,169	10,835	10.78 to 15.19	(3.4%) to (2.8%)	1.6%

81

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Candriam Emerging Markets Equity—Initial Class	2025	$7,305	603	$11.42 to $12.15	33.4% to 34.0%	0.4%
	2024	6,331	700	8.56 to 9.07	10.6% to 11.1%	0.9%
	2023	6,524	801	7.74 to 8.17	5.3% to 5.8%	1.7%
	2022	7,119	924	7.35 to 7.72	(30.0%) to (29.7%)	0.9%
	2021	10,818	987	10.51 to 10.99	(3.8%) to (3.4%)	1.1%
NYLI VP Candriam Emerging Markets Equity—Service Class	2025	$24,694	2,108	$11.03 to $17.70	33.1% to 34.2%	0.1%
	2024	22,726	2,575	8.29 to 13.23	10.3% to 11.2%	0.6%
	2023	23,829	2,966	7.51 to 12.02	5.0% to 5.9%	1.4%
	2022	25,582	3,355	7.16 to 11.37	(30.2%) to (16.1%)	0.6%
	2021	36,619	3,365	10.25 to 16.19	(4.0%) to (3.4%)	0.8%
NYLI VP CBRE Global Infrastructure—Service Class	2025	$12,758	1,217	$7.89 to $12.22	13.3% to 15.0%	1.9%
	2024	9,984	1,108	6.96 to 10.63	5.7% to 7.3%	2.2%
	2023	8,937	1,084	6.58 to 9.91	2.0% to 3.5%	1.6%
	2022	8,648	1,121	6.46 to 9.57	(7.8%) to (4.3%)	1.3%
	2021	5,430	676	7.00 to 8.92	13.0% to 13.6%	0.0%
NYLI VP Conservative Allocation—Service Class	2025	$145,713	9,127	$11.73 to $20.98	7.3% to 9.0%	4.0%
	2024	156,173	10,350	10.88 to 19.47	4.3% to 5.9%	1.3%
	2023	174,185	11,794	10.39 to 18.58	8.0% to 9.6%	2.7%
	2022	188,130	13,472	9.59 to 17.13	(13.9%) to (3.6%)	4.2%
	2021	243,298	14,677	12.69 to 19.80	4.9% to 5.6%	1.7%
NYLI VP Dimensional U.S. Equity—Initial Class	2025	$70,593	691	$39.49 to $117.44	11.7% to 12.2%	0.6%
	2024	72,076	799	35.28 to 104.70	21.6% to 22.1%	0.8%
	2023	68,825	933	28.94 to 85.73	22.3% to 22.9%	0.9%
	2022	63,477	1,064	23.61 to 69.78	(22.1%) to (21.8%)	0.6%
	2021	90,697	1,195	30.24 to 89.21	26.4% to 27.0%	0.9%

82

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Dimensional U.S. Equity—Service Class	2025	$76,522	2,728	$15.29 to $62.32	11.4% to 13.1%	0.4%
	2024	77,200	2,863	13.67 to 55.69	21.3% to 23.2%	0.6%
	2023	69,532	2,800	11.22 to 45.72	22.0% to 23.9%	0.7%
	2022	60,476	2,714	9.17 to 37.30	(22.3%) to (7.8%)	0.4%
	2021	77,999	2,565	20.52 to 47.81	26.1% to 26.9%	0.7%
NYLI VP Epoch U.S. Equity Yield—Initial Class	2025	$77,735	1,842	$37.58 to $50.71	12.2% to 12.7%	2.3%
	2024	82,831	2,220	33.43 to 45.22	16.4% to 16.9%	2.7%
	2023	82,188	2,574	28.66 to 38.86	6.7% to 7.2%	2.6%
	2022	87,746	2,944	26.79 to 36.42	(4.3%) to (3.8%)	2.1%
	2021	102,041	3,294	27.92 to 38.05	20.6% to 21.2%	2.4%
NYLI VP Epoch U.S. Equity Yield—Service Class	2025	$168,733	6,180	$14.05 to $45.20	11.9% to 13.6%	2.1%
	2024	159,735	6,153	12.51 to 40.22	16.1% to 17.9%	2.5%
	2023	153,097	6,462	10.73 to 34.50	6.4% to 8.1%	2.4%
	2022	162,035	6,742	10.05 to 32.27	(4.5%) to 1.1%	1.9%
	2021	175,225	6,561	14.93 to 33.65	20.3% to 21.1%	2.2%
NYLI VP Equity Allocation—Service Class	2025	$125,200	5,938	$13.35 to $36.66	11.6% to 13.4%	0.8%
	2024	129,040	6,514	11.91 to 32.68	9.5% to 11.2%	0.0%
	2023	138,824	7,210	10.82 to 29.69	15.0% to 16.7%	5.1%
	2022	135,659	7,782	9.39 to 25.70	(19.4%) to (5.7%)	2.9%
	2021	183,939	8,338	16.24 to 31.71	17.7% to 18.4%	1.7%
NYLI VP Fidelity Institutional AM® Utilities—Initial Class	2025	$680	23	$27.71 to $29.50	11.7% to 12.2%	2.6%
	2024	768	30	24.81 to 26.29	26.6% to 27.1%	2.3%
	2023	801	39	19.60 to 20.68	(3.3%) to (2.8%)	2.0%
	2022	729	35	20.26 to 21.28	3.6% to 4.1%	2.1%
	2021	756	37	19.55 to 20.44	15.1% to 15.6%	2.0%

83

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Fidelity Institutional AM® Utilities—Service Class	2025	$275,312	12,321	$14.26 to $28.69	11.4% to 13.2%	2.3%
	2024	272,863	13,130	12.74 to 25.62	26.3% to 28.2%	2.2%
	2023	253,902	14,768	10.05 to 20.19	(3.5%) to (2.0%)	1.7%
	2022	289,998	15,654	10.39 to 20.82	3.4% to 4.4%	1.8%
	2021	308,945	16,859	13.62 to 20.04	14.8% to 15.6%	1.8%
NYLI VP Floating Rate—Service Class	2025	$242,212	17,791	$11.92 to $16.61	2.9% to 4.5%	6.8%
	2024	243,792	18,329	11.53 to 16.06	5.8% to 7.5%	7.8%
	2023	217,899	17,025	10.84 to 15.11	9.5% to 11.2%	8.0%
	2022	180,643	15,154	9.88 to 13.73	(3.3%) to (0.7%)	4.6%
	2021	157,492	12,415	11.19 to 14.13	1.6% to 2.2%	2.9%
NYLI VP Growth Allocation—Service Class	2025	$232,520	10,914	$12.96 to $31.02	10.2% to 11.9%	2.6%
	2024	244,168	12,314	11.71 to 28.02	8.1% to 9.8%	0.5%
	2023	260,682	13,532	10.78 to 25.79	13.1% to 14.9%	3.7%
	2022	265,556	15,117	9.51 to 22.69	(16.2%) to (4.4%)	3.2%
	2021	356,952	16,717	15.04 to 26.94	13.6% to 14.3%	2.2%
NYLI VP Hedge Multi-Strategy—Service Class	2025	$37,021	3,540	$8.63 to $12.14	5.9% to 7.5%	2.3%
	2024	39,763	4,113	8.15 to 11.30	4.4% to 6.0%	0.0%
	2023	43,177	4,792	7.81 to 10.66	8.1% to 9.6%	4.4%
	2022	44,468	5,474	7.22 to 9.72	(10.3%) to (2.8%)	1.6%
	2021	57,488	6,454	8.05 to 10.09	(2.5%) to (2.0%)	0.0%
NYLI VP Income Builder—Initial Class	2025	$36,875	787	$22.01 to $52.15	14.9% to 15.4%	2.7%
	2024	36,564	907	19.11 to 45.21	9.6% to 10.1%	3.1%
	2023	38,284	1,042	17.40 to 41.06	8.0% to 8.5%	3.3%
	2022	41,398	1,217	16.06 to 37.84	(15.1%) to (14.7%)	2.7%
	2021	54,052	1,364	18.87 to 44.37	8.5% to 9.0%	2.9%

84

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Income Builder—Service Class	2025	$170,913	10,481	$13.08 to $31.15	14.6% to 16.4%	2.5%
	2024	136,949	9,191	11.35 to 27.08	9.3% to 11.0%	2.9%
	2023	127,354	8,852	10.33 to 24.68	7.8% to 9.4%	3.1%
	2022	123,568	8,881	9.53 to 22.81	(15.3%) to (3.5%)	2.5%
	2021	147,239	8,610	11.19 to 26.82	8.2% to 8.9%	2.7%
NYLI VP Janus Henderson Balanced—Initial Class	2025	$127,340	4,235	$28.32 to $30.35	12.9% to 13.5%	1.8%
	2024	127,160	4,797	25.08 to 26.74	13.6% to 14.2%	1.8%
	2023	128,156	5,516	22.08 to 23.43	13.4% to 14.0%	1.4%
	2022	128,571	6,304	19.47 to 20.55	(17.9%) to (17.5%)	1.1%
	2021	172,803	6,985	23.72 to 24.92	15.2% to 15.8%	1.3%
NYLI VP Janus Henderson Balanced—Service Class	2025	$788,763	43,572	$13.85 to $29.32	12.7% to 14.4%	1.7%
	2024	603,492	35,864	12.24 to 25.90	13.3% to 15.1%	1.8%
	2023	447,274	28,130	10.76 to 22.74	13.1% to 14.9%	1.2%
	2022	353,280	23,652	9.48 to 20.00	(18.1%) to (4.7%)	0.9%
	2021	380,770	18,913	11.94 to 24.31	14.9% to 15.7%	1.1%
NYLI VP MacKay Convertible—Initial Class	2025	$47,923	731	$38.62 to $74.57	14.3% to 14.8%	3.6%
	2024	49,418	867	33.71 to 64.96	6.6% to 7.1%	3.5%
	2023	54,138	1,022	31.53 to 60.64	6.9% to 7.3%	2.2%
	2022	58,294	1,188	29.43 to 56.49	(14.3%) to (13.9%)	3.4%
	2021	79,068	1,403	34.25 to 65.60	7.2% to 7.7%	1.2%
NYLI VP MacKay Convertible—Service Class	2025	$355,460	17,488	$12.29 to $46.16	14.0% to 15.8%	3.3%
	2024	310,754	16,199	10.74 to 40.32	6.4% to 8.0%	3.3%
	2023	285,937	14,491	10.05 to 37.73	6.6% to 8.3%	1.9%
	2022	261,221	12,973	9.40 to 35.24	(14.5%) to (5.5%)	3.1%
	2021	327,903	13,191	18.65 to 41.02	7.0% to 7.7%	0.9%

85

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP MacKay High Yield Corporate Bond—Initial Class	2025	$77,759	1,518	$33.97 to $56.96	4.9% to 5.4%	5.5%
	2024	86,139	1,770	32.30 to 54.05	5.1% to 5.6%	5.8%
	2023	94,587	2,050	30.64 to 51.17	9.8% to 10.3%	5.6%
	2022	105,327	2,538	27.83 to 46.38	(9.7%) to (9.3%)	5.2%
	2021	134,388	2,937	30.76 to 51.16	3.6% to 4.0%	4.7%
NYLI VP MacKay High Yield Corporate Bond—Service Class	2025	$713,690	45,632	$11.85 to $30.12	4.7% to 6.3%	5.6%
	2024	685,778	44,454	11.27 to 28.65	4.9% to 6.5%	5.8%
	2023	646,577	42,046	10.70 to 27.19	9.5% to 11.3%	5.6%
	2022	612,170	41,910	9.74 to 24.71	(10.0%) to (2.1%)	5.1%
	2021	749,789	45,249	12.88 to 27.32	3.3% to 4.0%	4.7%
NYLI VP MacKay Strategic Bond—Service Class	2025	$126,193	9,882	$11.88 to $14.15	6.7% to 8.3%	5.7%
	2024	131,107	10,944	11.09 to 13.21	5.0% to 6.6%	5.5%
	2023	135,590	11,798	10.52 to 12.53	8.0% to 9.6%	4.7%
	2022	137,334	12,829	9.73 to 11.55	(9.1%) to (2.2%)	3.3%
	2021	179,599	15,229	10.91 to 12.65	(0.1%) to 0.5%	2.2%
NYLI VP MacKay U.S. Infrastructure Bond—Initial Class	2025	$11,926	647	$12.54 to $19.96	6.5% to 6.9%	3.3%
	2024	12,571	733	11.78 to 18.67	(0.8%) to (0.4%)	1.9%
	2023	13,945	810	11.88 to 18.74	3.1% to 3.5%	2.4%
	2022	15,653	941	11.52 to 18.10	(12.9%) to (12.5%)	1.8%
	2021	20,289	1,069	13.23 to 20.69	(3.3%) to (2.9%)	1.5%
NYLI VP MacKay U.S. Infrastructure Bond—Service Class	2025	$49,442	4,781	$9.38 to $12.13	6.2% to 7.8%	3.2%
	2024	49,108	5,076	8.81 to 11.37	(1.1%) to 0.5%	1.7%
	2023	51,087	5,247	8.88 to 11.45	2.8% to 4.4%	2.2%
	2022	52,045	5,492	8.62 to 11.08	(13.1%) to (4.4%)	1.5%
	2021	67,743	6,236	9.90 to 12.70	(3.5%) to (2.9%)	1.3%

86

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP MFS® Investors Trust—Initial Class	2025	$6,650	609	$10.90 to $10.92	9.0% to 9.2%	0.0%
NYLI VP MFS® Investors Trust—Service Class	2025	$59,213	5,427	$10.85 to $11.00	8.5% to 10.0%	0.0%
NYLI VP MFS® Research—Initial Class	2025	$8,281	767	$10.79 to $10.80	7.9% to 8.0%	0.0%
NYLI VP MFS® Research—Service Class	2025	$46,756	4,330	$10.74 to $10.89	7.4% to 8.9%	0.0%
NYLI VP Moderate Allocation—Service Class	2025	$235,005	12,743	$12.38 to $25.47	9.0% to 10.7%	3.0%
	2024	238,420	13,720	11.31 to 23.25	6.5% to 8.1%	0.8%
	2023	260,193	15,522	10.57 to 21.73	10.7% to 12.3%	2.8%
	2022	262,929	16,837	9.53 to 19.54	(15.5%) to (4.2%)	3.4%
	2021	336,569	17,961	13.87 to 23.00	9.1% to 9.8%	0.9%
NYLI VP Natural Resources—Initial Class	2025	$98,013	7,192	$11.72 to $20.20	13.1% to 14.9%	1.6%
	2024	93,070	7,716	10.32 to 17.77	(1.1%) to 0.4%	2.5%
	2023	103,289	8,463	10.39 to 17.88	0.1% to 1.6%	2.1%
	2022	123,568	10,169	10.36 to 17.78	3.6% to 34.2%	1.1%
	2021	92,201	10,522	7.99 to 13.27	35.5% to 36.4%	1.2%
NYLI VP Newton Technology Growth—Initial Class	2025	$23,340	1,962	$11.85 to $11.90	18.5% to 19.0%	0.0%
NYLI VP Newton Technology Growth—Service Class	2025	$275,888	23,186	$11.83 to $11.99	18.3% to 19.9%	0.0%
NYLI VP PIMCO Real Return—Service Class	2025	$84,199	7,682	$10.09 to $11.53	6.0% to 7.6%	4.9%
	2024	84,675	8,198	9.52 to 10.81	0.2% to 1.6%	3.5%
	2023	86,925	8,440	9.50 to 10.74	1.7% to 3.2%	8.3%
	2022	89,858	8,913	9.33 to 10.52	(13.2%) to (6.2%)	5.7%
	2021	108,751	9,416	10.77 to 12.08	3.3% to 3.9%	0.3%
NYLI VP PineStone International Equity—Initial Class	2025	$10,302	304	$22.18 to $37.85	10.2% to 10.7%	0.7%
	2024	10,802	355	20.07 to 34.18	2.6% to 3.0%	0.6%
	2023	12,443	426	19.52 to 33.17	2.4% to 2.8%	0.0%
	2022	14,098	500	19.02 to 32.26	(27.8%) to (27.5%)	0.3%
	2021	21,666	569	26.27 to 44.48	10.2% to 10.7%	0.1%

87

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP PineStone International Equity—Service Class	2025	$65,471	3,836	$10.64 to $26.91	10.0% to 11.7%	0.5%
	2024	62,478	3,848	9.64 to 24.36	2.3% to 3.9%	0.3%
	2023	65,938	4,001	9.37 to 23.70	2.1% to 3.7%	0.0%
	2022	67,969	4,060	9.16 to 23.11	(28.0%) to (7.9%)	0.0%
	2021	91,845	3,849	16.43 to 31.94	9.9% to 10.6%	0.0%
NYLI VP S&P 500 Index—Initial Class	2025	$200,572	1,709	$48.20 to $136.52	15.6% to 16.1%	1.0%
	2024	193,740	1,934	41.61 to 117.60	22.5% to 23.1%	1.2%
	2023	179,049	2,206	33.87 to 95.55	23.8% to 24.4%	1.4%
	2022	163,253	2,524	27.28 to 76.81	(19.7%) to (19.3%)	1.4%
	2021	224,120	2,799	33.89 to 95.22	26.2% to 26.8%	1.2%
NYLI VP S&P 500 Index—Service Class	2025	$1,440,275	58,397	$16.30 to $70.12	15.3% to 17.1%	0.9%
	2024	1,030,269	44,484	14.08 to 60.56	22.2% to 24.1%	1.1%
	2023	667,452	30,408	11.47 to 49.32	23.5% to 25.5%	1.2%
	2022	482,717	23,640	9.26 to 39.75	(19.9%) to (6.9%)	1.2%
	2021	545,511	18,749	13.29 to 49.40	25.9% to 26.7%	1.0%
NYLI VP Schroders Mid Cap Opportunities—Initial Class	2025	$24,585	513	$47.67 to $52.27	5.3% to 5.8%	0.4%
	2024	27,059	597	45.16 to 49.64	8.0% to 8.4%	0.3%
	2023	30,359	726	41.73 to 45.98	11.6% to 12.1%	0.1%
	2022	31,556	845	37.29 to 41.20	(22.0%) to (21.6%)	0.0%
	2021	44,799	940	47.61 to 52.80	17.8% to 18.3%	0.6%
NYLI VP Schroders Mid Cap Opportunities—Service Class	2025	$127,892	5,756	$11.83 to $49.98	5.0% to 6.7%	0.1%
	2024	132,465	5,979	11.21 to 47.37	7.7% to 9.4%	0.1%
	2023	136,343	6,269	10.37 to 43.79	11.3% to 13.1%	0.0%
	2022	131,081	6,338	9.29 to 39.15	(22.2%) to (6.6%)	0.0%
	2021	175,493	6,327	15.80 to 50.08	17.5% to 18.3%	0.4%

88

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Small Cap Growth—Initial Class	2025	$26,975	1,052	$24.23 to $25.97	3.0% to 3.5%	0.0%
	2024	29,670	1,197	23.53 to 25.10	8.4% to 8.9%	0.0%
	2023	31,971	1,404	21.71 to 23.04	13.4% to 14.0%	0.0%
	2022	32,923	1,646	19.15 to 20.22	(27.8%) to (27.5%)	0.0%
	2021	48,746	1,766	26.54 to 27.88	8.3% to 8.8%	0.0%
NYLI VP Small Cap Growth—Service Class	2025	$44,967	2,521	$11.65 to $26.61	2.7% to 4.3%	0.0%
	2024	43,462	2,364	11.29 to 25.78	8.1% to 9.8%	0.0%
	2023	38,662	2,142	10.40 to 23.73	13.1% to 14.9%	0.0%
	2022	31,637	1,833	9.17 to 20.87	(28.0%) to (7.8%)	0.0%
	2021	46,525	1,879	20.50 to 28.85	8.0% to 8.7%	0.0%
NYLI VP U.S. Government Money Market—Initial Class	2025	$179,992	49,790	$0.92 to $11.47	2.1% to 3.7%	4.0%
	2024	181,043	52,883	0.90 to 11.06	3.1% to 4.7%	4.9%
	2023	190,678	58,351	0.87 to 10.56	2.9% to 4.5%	4.7%
	2022	217,454	82,950	0.85 to 10.11	(0.6%) to 1.1%	1.4%
	2021	138,101	61,269	0.85 to 9.71	(1.8%) to (1.2%)	0.0%
NYLI VP Wellington Growth—Initial Class	2025	$83,846	1,115	$26.65 to $81.24	14.9% to 15.4%	0.0%
	2024	81,344	1,256	23.13 to 70.38	23.8% to 24.4%	0.0%
	2023	75,261	1,445	18.64 to 56.59	36.1% to 36.7%	0.0%
	2022	61,761	1,628	13.66 to 41.40	(34.4%) to (34.1%)	0.0%
	2021	104,427	1,819	20.77 to 62.82	17.6% to 18.1%	0.3%
NYLI VP Wellington Growth—Service Class	2025	$19,735	412	$16.49 to $53.42	14.6% to 15.6%	0.0%
	2024	19,705	475	14.32 to 46.37	23.5% to 24.6%	0.0%
	2023	19,161	563	11.54 to 37.36	35.7% to 36.9%	0.0%
	2022	16,495	652	8.48 to 27.39	(34.6%) to (15.2%)	0.0%
	2021	26,860	694	22.46 to 41.64	17.3% to 18.0%	0.1%

89

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
NYLI VP Wellington Small Cap—Initial Class	2025	$13,054	953	$13.31 to $13.72	7.5% to 8.0%	1.1%
	2024	14,698	1,159	12.38 to 12.70	12.3% to 12.8%	1.0%
	2023	15,406	1,371	11.03 to 11.26	11.8% to 12.3%	0.8%
	2022	15,671	1,565	9.86 to 10.03	(22.3%) to (21.9%)	1.1%
	2021	22,586	1,761	12.69 to 12.84	15.9% to 16.4%	0.4%
NYLI VP Wellington Small Cap—Service Class	2025	$70,616	4,434	$12.32 to $17.35	7.3% to 8.9%	0.8%
	2024	70,009	4,660	11.44 to 16.07	12.0% to 13.8%	0.8%
	2023	70,897	5,171	10.16 to 14.25	11.5% to 13.3%	0.6%
	2022	66,745	5,366	9.09 to 12.69	(22.5%) to (8.6%)	0.8%
	2021	93,299	5,815	14.92 to 16.27	15.6% to 16.3%	0.2%
NYLI VP Winslow Large Cap Growth—Initial Class	2025	$52,403	624	$44.58 to $97.48	12.3% to 12.8%	0.0%
	2024	53,006	710	39.61 to 86.45	27.2% to 27.8%	0.0%
	2023	47,003	800	31.06 to 67.65	40.4% to 41.1%	0.0%
	2022	38,112	912	22.06 to 47.95	(32.4%) to (32.1%)	0.0%
	2021	63,517	1,040	32.56 to 70.64	22.2% to 22.8%	0.0%
NYLI VP Winslow Large Cap Growth—Service Class	2025	$411,099	12,187	$17.80 to $83.01	12.0% to 13.7%	0.0%
	2024	363,003	10,978	15.82 to 73.76	26.9% to 28.9%	0.0%
	2023	285,878	9,685	12.41 to 57.84	40.1% to 42.3%	0.0%
	2022	216,396	9,317	8.84 to 41.12	(32.6%) to (11.1%)	0.0%
	2021	300,507	8,003	27.70 to 60.81	21.9% to 22.7%	0.0%
AB VPS Relative Value Portfolio—Class B	2025	$34,516	2,537	$13.15 to $13.87	8.3% to 9.9%	1.0%
	2024	22,619	1,815	12.14 to 12.62	10.8% to 12.4%	1.2%
	2023	10,913	980	10.96 to 11.23	9.8% to 11.4%	1.4%
	2022	3,204	319	9.99 to 10.07	(0.1%) to 0.7%	0.7%

90

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
American Funds® IS Asset Allocation Fund—Class 4	2025	$291,947	18,081	$14.06 to $17.99	13.6% to 15.2%	1.9%
	2024	204,204	14,124	12.34 to 15.75	14.1% to 15.8%	2.1%
	2023	148,131	11,424	10.78 to 13.73	12.1% to 13.7%	2.1%
	2022	117,207	10,045	9.60 to 12.18	(15.2%) to (3.5%)	1.8%
	2021	113,697	8,170	11.76 to 14.28	12.9% to 13.5%	1.6%
American Funds® IS The Bond Fund of America®—Class 4	2025	$23,427	2,212	$10.21 to $10.77	5.1% to 6.7%	4.5%
	2024	15,004	1,505	9.71 to 10.10	(0.8%) to 0.7%	4.9%
	2023	6,920	697	9.79 to 10.03	2.9% to 4.4%	4.6%
	2022	2,384	249	9.52 to 9.61	(4.8%) to (3.9%)	3.8%
American Funds® IS Capital World Bond Fund®—Class 4	2025	$2,787	256	$10.78 to $11.02	7.2% to 8.7%	4.2%
	2024	462	46	10.06 to 10.14	0.6% to 1.4%	4.0%
American Funds® IS Global Small Capitalization Fund—Class 4	2025	$19,627	1,289	$11.70 to $17.81	12.3% to 14.0%	0.2%
	2024	17,530	1,271	10.38 to 15.77	0.3% to 1.8%	0.8%
	2023	15,848	1,106	10.31 to 15.63	13.8% to 15.4%	0.0%
	2022	13,061	1,015	9.05 to 13.66	(30.9%) to (9.1%)	0.0%
	2021	15,330	810	17.05 to 19.66	4.6% to 5.2%	0.0%
American Funds® IS Growth Fund—Class 4	2025	$903,031	46,066	$17.76 to $33.80	17.8% to 19.6%	0.1%
	2024	475,366	27,596	15.02 to 28.52	29.0% to 30.9%	0.2%
	2023	183,668	12,193	11.60 to 21.99	35.8% to 37.7%	0.2%
	2022	77,013	5,801	8.52 to 16.11	(31.3%) to (14.2%)	0.1%
	2021	67,588	2,913	22.80 to 23.33	19.6% to 20.2%	0.1%
American Funds® IS New World Fund®—Class 4	2025	$57,169	3,218	$14.20 to $21.04	25.7% to 27.5%	0.9%
	2024	51,781	3,564	11.26 to 16.67	4.5% to 6.0%	1.2%
	2023	50,463	3,495	10.74 to 15.89	13.7% to 15.3%	1.2%
	2022	46,388	3,591	9.43 to 13.92	(23.6%) to (5.2%)	1.1%
	2021	56,763	3,339	15.10 to 18.15	2.8% to 3.4%	0.7%

91

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
American Funds® IS U.S. Government Securities Fund®—Class 4	2025	$4,944	449	$10.85 to $11.11	5.7% to 7.2%	5.2%
	2024	773	75	10.26 to 10.36	2.6% to 3.6%	4.9%
American Funds® IS Washington Mutual Investors Fund—Class 4	2025	$301,497	17,428	$15.28 to $21.78	14.9% to 16.5%	1.3%
	2024	207,353	13,287	13.26 to 18.86	16.8% to 18.5%	1.6%
	2023	134,228	9,455	11.31 to 16.06	14.9% to 16.6%	1.8%
	2022	93,039	7,088	9.81 to 13.90	(10.3%) to (1.2%)	1.9%
	2021	83,832	5,471	15.05 to 15.40	25.3% to 26.0%	1.3%
BlackRock® Global Allocation V.I. Fund—Class III	2025	$167,946	10,948	$12.86 to $20.22	17.4% to 19.2%	4.4%
	2024	131,203	9,740	10.90 to 17.15	7.0% to 8.6%	1.5%
	2023	119,441	9,180	10.14 to 15.96	10.5% to 12.2%	2.6%
	2022	106,592	8,776	9.13 to 14.38	(17.5%) to (5.0%)	0.0%
	2021	121,690	8,002	11.02 to 17.37	4.6% to 5.1%	0.8%
BlackRock® High Yield V.I. Fund—Class III	2025	$143,967	10,160	$12.29 to $15.29	7.2% to 8.8%	6.4%
	2024	120,400	9,066	11.43 to 14.18	6.0% to 7.5%	6.6%
	2023	96,305	7,547	10.74 to 13.31	11.0% to 12.6%	6.3%
	2022	79,685	6,853	9.67 to 11.93	(12.1%) to (2.8%)	5.1%
	2021	89,683	6,766	12.67 to 13.50	3.4% to 4.0%	4.2%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2025	$—	—	$—	—	—
	2024	21,621	352	58.85 to 89.01	23.4% to 24.0%	0.0%
	2023	20,725	419	47.56 to 72.12	56.5% to 57.2%	0.0%
	2022	13,458	428	30.31 to 46.08	(47.4%) to (47.1%)	0.0%
	2021	28,033	471	57.45 to 87.55	10.9% to 11.4%	0.0%
BNY Mellon IP Technology Growth Portfolio—Service Shares	2025	$—	—	$—	—	—
	2024	222,893	7,186	14.67 to 77.10	23.1% to 25.0%	0.0%
	2023	176,934	6,141	11.87 to 62.36	56.1% to 58.5%	0.0%
	2022	111,218	5,385	7.58 to 39.77	(47.5%) to (23.8%)	0.0%
	2021	183,132	4,158	31.88 to 75.41	10.6% to 11.3%	0.0%

92

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares	2025	$7,211	454	$15.43 to $16.28	13.7% to 15.3%	0.0%
	2024	4,432	319	13.58 to 14.11	22.4% to 24.2%	0.3%
	2023	1,586	141	11.11 to 11.35	21.5% to 23.1%	0.3%
	2022	540	59	9.15 to 9.23	(8.5%) to (7.7%)	0.0%
ClearBridge Variable Appreciation Portfolio—Class II	2025	$30,186	1,378	$15.47 to $26.31	12.2% to 13.8%	0.3%
	2024	26,805	1,305	13.74 to 23.32	20.2% to 22.0%	0.5%
	2023	22,229	1,244	11.39 to 19.29	17.3% to 19.0%	0.8%
	2022	17,879	1,150	9.69 to 16.35	(14.2%) to (2.6%)	0.8%
	2021	19,903	1,056	18.46 to 18.94	21.2% to 21.9%	0.4%
Columbia Variable Portfolio—Commodity Strategy Fund—Class 2	2025	$922	73	$9.83 to $15.34	13.3% to 14.2%	8.5%
	2024	951	83	8.65 to 13.46	5.2% to 6.0%	3.3%
	2023	1,138	105	8.19 to 12.72	(8.7%) to (8.1%)	22.0%
	2022	1,336	109	10.86 to 13.86	16.6% to 17.3%	24.6%
	2021	1,547	149	9.31 to 11.82	29.7% to 30.4%	0.0%
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2	2025	$35,638	2,901	$11.70 to $12.71	10.7% to 12.3%	5.1%
	2024	34,684	3,145	10.57 to 11.32	4.3% to 5.8%	4.9%
	2023	34,686	3,299	10.14 to 10.69	8.1% to 9.6%	5.2%
	2022	34,289	3,543	9.38 to 10.17	(17.6%) to (2.5%)	4.1%
	2021	42,781	3,659	11.38 to 12.29	(4.1%) to (3.6%)	3.7%
Columbia Variable Portfolio—Intermediate Bond Fund—Class 2	2025	$3,488	327	$10.34 to $10.87	7.1% to 8.5%	5.4%
	2024	1,868	189	9.67 to 10.02	0.1% to 1.4%	4.9%
	2023	1,298	132	9.66 to 9.87	4.4% to 5.8%	1.4%
	2022	269	29	9.25 to 9.34	(7.5%) to (6.6%)	2.2%

93

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Columbia Variable Portfolio—Small Cap Value Fund—Class 2	2025	$50,409	2,214	$14.18 to $44.74	12.6% to 14.3%	1.0%
	2024	47,219	2,161	12.54 to 39.55	6.7% to 8.3%	0.5%
	2023	44,477	1,949	11.70 to 36.89	19.4% to 21.3%	0.4%
	2022	38,491	1,842	9.77 to 30.73	(10.6%) to (1.8%)	0.5%
	2021	46,652	1,843	17.36 to 34.22	26.4% to 27.3%	0.5%
DWS Alternative Asset Allocation VIP—Class B	2025	$60,261	4,771	$10.96 to $13.38	8.1% to 9.7%	3.7%
	2024	61,459	5,175	10.10 to 12.31	3.5% to 5.0%	3.3%
	2023	63,500	5,503	9.72 to 11.83	3.8% to 5.4%	6.4%
	2022	63,981	5,738	9.35 to 11.33	(9.3%) to (6.0%)	7.0%
	2021	73,790	5,981	12.04 to 12.43	10.4% to 11.0%	1.7%
Fidelity® VIP Bond Index Portfolio—Service Class 2	2025	$100,355	10,853	$8.78 to $10.80	4.9% to 6.4%	3.3%
	2024	76,671	8,792	8.37 to 10.15	(0.8%) to 0.7%	3.0%
	2023	51,075	5,922	8.44 to 10.08	3.3% to 4.8%	2.3%
	2022	45,746	5,533	8.16 to 9.61	(14.9%) to (3.9%)	1.4%
	2021	55,134	5,720	9.59 to 9.66	(3.9%) to (3.4%)	0.8%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2025	$151,928	1,065	$77.16 to $159.65	19.3% to 19.8%	0.1%
	2024	142,415	1,195	64.54 to 133.27	31.3% to 31.9%	0.2%
	2023	124,479	1,383	49.02 to 101.02	31.0% to 31.6%	0.5%
	2022	108,370	1,587	37.32 to 76.76	(27.7%) to (27.3%)	0.5%
	2021	165,185	1,767	51.46 to 105.64	25.5% to 26.1%	0.1%
Fidelity® VIP ContrafundSM Portfolio—Service Class 2	2025	$540,285	15,340	$18.64 to $95.77	19.0% to 20.8%	0.0%
	2024	467,862	14,420	15.59 to 80.17	31.0% to 33.0%	0.0%
	2023	383,129	13,656	11.85 to 60.96	30.7% to 32.7%	0.3%
	2022	322,650	13,461	9.05 to 46.46	(27.8%) to (9.1%)	0.3%
	2021	447,433	12,495	23.16 to 64.12	25.2% to 26.0%	0.0%

94

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Emerging Markets Portfolio—Service Class 2	2025	$27,026	1,644	$15.37 to $16.86	38.4% to 40.4%	1.4%
	2024	18,561	1,566	11.07 to 12.12	7.8% to 9.4%	1.3%
	2023	15,529	1,414	10.24 to 11.18	7.6% to 9.2%	2.1%
	2022	12,754	1,246	9.50 to 10.33	(21.8%) to (4.5%)	1.7%
	2021	13,658	1,045	12.87 to 13.13	(4.1%) to (3.6%)	2.2%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2025	$42,744	674	$41.27 to $69.44	16.8% to 17.4%	1.7%
	2024	41,064	761	35.33 to 59.17	13.2% to 13.7%	1.7%
	2023	41,546	878	31.20 to 52.02	8.6% to 9.1%	1.8%
	2022	44,298	1,025	28.72 to 47.68	(6.7%) to (6.3%)	1.8%
	2021	51,833	1,124	30.78 to 50.87	22.6% to 23.2%	1.9%
Fidelity® VIP Equity-Income PortfolioSM—Service Class 2	2025	$212,771	9,124	$14.35 to $47.14	16.6% to 18.4%	1.7%
	2024	182,808	8,593	12.26 to 40.26	12.9% to 14.7%	1.6%
	2023	159,509	7,866	10.80 to 35.48	8.4% to 10.0%	1.8%
	2022	146,349	7,170	9.95 to 32.60	(7.0%) to (0.0%)	1.8%
	2021	150,101	6,247	17.10 to 34.89	22.3% to 23.1%	1.7%
Fidelity® VIP Extended Market Index Portfolio—Service Class 2	2025	$5,108	412	$12.24 to $12.51	10.3% to 11.7%	1.5%
	2024	999	90	11.11 to 11.19	11.1% to 11.9%	1.8%
Fidelity® VIP FundsManager® 60% Portfolio—Investor Class	2025	$1,128,045	74,139	$15.22 to $15.94	13.5% to 14.3%	2.2%
	2024	1,004,326	74,941	13.40 to 13.94	7.5% to 8.3%	2.1%
	2023	934,862	74,991	12.47 to 12.88	12.0% to 12.8%	2.4%
	2022	798,095	71,721	11.13 to 11.42	(16.7%) to (16.1%)	1.9%
	2021	760,454	56,956	13.35 to 13.60	10.2% to 11.0%	1.2%
Fidelity® VIP FundsManager® 60% Portfolio—Service Class	2025	$86,364	5,937	$13.17 to $15.95	13.7% to 15.4%	2.5%
	2024	55,779	4,330	11.57 to 13.96	7.7% to 9.2%	2.3%
	2023	41,957	3,455	10.69 to 12.89	12.2% to 13.8%	2.6%
	2022	28,198	2,586	9.47 to 11.43	(16.5%) to (4.8%)	2.0%
	2021	25,837	1,957	11.56 to 13.61	10.4% to 11.0%	1.4%

95

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Government Money Market Portfolio—Investor Class	2025	$—	—	$—	—	—
	2024	375	37	10.19 to 10.19	3.1% to 3.1%	0.7%
	2023	—	—	—	—	—
	2022	—	—	—	—	—
	2021	—	—	—	—	—
Fidelity® VIP Growth Opportunities Portfolio—Service Class 2	2025	$452,489	12,211	$19.34 to $61.48	19.5% to 21.3%	0.0%
	2024	345,682	10,260	16.12 to 51.23	36.1% to 38.1%	0.0%
	2023	240,799	8,557	11.80 to 37.48	42.8% to 44.9%	0.0%
	2022	152,398	6,935	8.25 to 26.14	(39.4%) to (17.0%)	0.0%
	2021	223,339	5,661	35.85 to 42.96	9.7% to 10.3%	0.0%
Fidelity® VIP Health Care Portfolio—Service Class 2	2025	$76,609	4,926	$12.46 to $16.64	12.1% to 13.8%	0.2%
	2024	67,876	4,881	11.08 to 14.76	3.0% to 4.5%	0.0%
	2023	64,087	4,686	10.71 to 14.25	2.2% to 3.7%	0.0%
	2022	53,374	3,922	10.47 to 13.86	(14.1%) to 5.2%	0.0%
	2021	58,062	3,630	15.82 to 16.06	9.5% to 10.1%	0.0%
Fidelity® VIP International Index Portfolio—Service Class 2	2025	$74,672	4,979	$14.37 to $15.93	30.5% to 32.4%	2.9%
	2024	39,409	3,438	10.96 to 12.14	3.0% to 4.5%	3.0%
	2023	24,975	2,249	10.59 to 11.72	13.9% to 15.5%	3.1%
	2022	12,040	1,233	9.26 to 10.24	(17.7%) to (4.3%)	2.5%
	2021	8,435	706	11.20 to 12.37	5.6% to 6.2%	3.3%
Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2	2025	$20,150	1,870	$10.39 to $10.95	5.1% to 6.6%	3.9%
	2024	12,122	1,193	9.88 to 10.27	(0.3%) to 1.2%	4.3%
	2023	5,275	524	9.91 to 10.15	4.2% to 5.7%	3.3%
	2022	1,278	134	9.52 to 9.60	(4.8%) to (4.0%)	4.4%

96

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Fidelity® VIP Mid Cap Portfolio—Service Class 2	2025	$152,593	5,828	$13.93 to $66.29	9.4% to 11.2%	0.3%
	2024	137,099	5,184	12.67 to 60.33	15.0% to 16.8%	0.3%
	2023	124,193	4,875	10.97 to 52.24	12.7% to 14.5%	0.4%
	2022	115,157	4,511	9.71 to 46.17	(16.5%) to (2.4%)	0.3%
	2021	146,175	4,474	17.66 to 55.09	23.0% to 23.8%	0.4%
Franklin Templeton Aggressive Model Portfolio—Class II	2025	$330,249	19,118	$14.73 to $19.67	15.0% to 16.7%	1.4%
	2024	222,933	14,797	12.72 to 17.01	16.0% to 17.7%	1.5%
	2023	136,861	10,322	10.93 to 14.59	16.0% to 17.7%	1.1%
	2022	84,897	7,318	9.41 to 12.51	(18.3%) to (5.4%)	2.9%
	2021	52,648	3,575	12.33 to 15.21	17.4% to 18.1%	2.1%
Franklin Templeton Conservative Model Portfolio—Class II	2025	$94,424	8,244	$10.84 to $11.87	7.2% to 8.7%	3.6%
	2024	81,911	7,699	10.07 to 10.92	4.3% to 5.8%	3.7%
	2023	66,298	6,469	9.61 to 10.39	6.4% to 8.0%	3.4%
	2022	53,493	5,561	8.99 to 9.70	(14.7%) to (4.5%)	2.6%
	2021	46,070	4,096	10.49 to 11.31	2.9% to 3.5%	2.4%
Franklin Templeton Moderate Model Portfolio—Class II	2025	$746,854	51,826	$12.96 to $15.17	11.2% to 12.8%	2.3%
	2024	617,039	47,772	11.61 to 13.56	10.0% to 11.6%	2.8%
	2023	475,410	40,262	10.52 to 12.26	11.2% to 12.8%	1.9%
	2022	328,984	30,683	9.44 to 10.97	(16.5%) to (5.1%)	3.0%
	2021	264,265	20,409	11.40 to 13.05	10.4% to 11.0%	2.4%
Franklin Templeton Moderately Aggressive Model Portfolio—Class II	2025	$758,767	48,718	$13.72 to $16.95	13.0% to 14.7%	2.1%
	2024	556,496	40,182	12.10 to 14.92	12.3% to 13.9%	2.4%
	2023	381,824	30,589	10.74 to 13.21	13.5% to 15.2%	1.5%
	2022	249,079	22,343	9.44 to 11.57	(17.5%) to (5.1%)	2.7%
	2021	198,181	14,415	11.72 to 13.95	12.6% to 13.2%	2.4%

97

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Franklin Templeton Moderately Conservative Model Portfolio—Class II	2025	$205,051	15,484	$12.19 to $13.70	9.6% to 11.2%	2.9%
	2024	179,941	14,880	11.07 to 12.43	7.4% to 9.0%	3.1%
	2023	161,819	14,386	10.26 to 11.51	8.4% to 10.0%	2.6%
	2022	129,398	12,440	9.42 to 10.56	(14.8%) to (4.2%)	2.7%
	2021	110,091	8,976	11.01 to 12.32	7.1% to 7.7%	2.3%
Invesco V.I. EQV International Equity Fund—Series II Shares	2025	$29,088	2,060	$12.85 to $15.87	14.2% to 15.9%	1.2%
	2024	27,840	2,227	11.21 to 13.84	(1.4%) to 0.0%	1.5%
	2023	30,548	2,368	11.33 to 13.98	15.8% to 17.5%	0.0%
	2022	28,359	2,532	9.77 to 12.02	(19.9%) to (1.8%)	1.5%
	2021	35,598	2,555	12.91 to 14.95	3.8% to 4.3%	1.1%
Invesco V.I. Main Street Small Cap Fund®—Series II Shares	2025	$30,599	1,737	$13.18 to $21.30	6.6% to 8.1%	0.3%
	2024	23,616	1,394	12.32 to 19.88	10.4% to 12.1%	0.0%
	2023	16,952	1,075	11.12 to 17.90	15.8% to 17.5%	1.0%
	2022	9,916	700	9.59 to 15.37	(17.5%) to (3.6%)	0.3%
	2021	6,650	360	18.36 to 18.53	20.1% to 20.8%	0.2%
Janus Henderson Enterprise Portfolio—Service Shares	2025	$91,272	5,176	$13.49 to $21.14	5.6% to 7.1%	0.0%
	2024	72,233	4,219	12.74 to 19.92	13.3% to 15.0%	0.6%
	2023	50,525	3,170	11.20 to 17.48	15.7% to 17.4%	0.1%
	2022	35,643	2,475	9.66 to 15.02	(17.6%) to (2.8%)	0.1%
	2021	40,322	2,236	17.72 to 18.13	14.5% to 15.2%	0.2%
Janus Henderson Global Research Portfolio—Institutional Shares	2025	$52,466	872	$24.18 to $64.55	18.7% to 19.2%	0.6%
	2024	49,785	990	20.32 to 54.13	21.3% to 21.9%	0.7%
	2023	46,439	1,134	16.71 to 44.42	24.5% to 25.0%	0.9%
	2022	41,647	1,274	13.39 to 35.53	(20.9%) to (20.5%)	1.0%
	2021	57,935	1,414	16.88 to 44.71	15.9% to 16.4%	0.5%

98

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Janus Henderson Global Research Portfolio—Service Shares	2025	$67,004	2,550	$16.94 to $47.92	18.4% to 20.2%	0.4%
	2024	54,652	2,314	14.25 to 40.29	21.0% to 22.9%	0.6%
	2023	42,284	1,926	11.72 to 33.15	24.2% to 26.1%	0.8%
	2022	33,395	1,716	9.42 to 26.58	(21.1%) to (5.3%)	0.9%
	2021	40,911	1,545	17.75 to 33.53	15.6% to 16.4%	0.4%
MFS® International Intrinsic Value Portfolio—Service Class	2025	$61,602	3,381	$15.04 to $19.75	30.7% to 32.6%	1.3%
	2024	49,541	3,503	11.47 to 15.03	5.1% to 6.6%	1.2%
	2023	44,870	3,285	10.88 to 14.22	15.3% to 17.0%	0.5%
	2022	37,842	3,153	9.42 to 12.27	(25.1%) to (5.3%)	0.5%
	2021	45,940	2,838	15.87 to 16.28	8.4% to 9.0%	0.1%
MFS® Investors Trust Series—Initial Class	2025	$—	—	$—	—	—
	2024	7,032	163	36.46 to 57.99	17.3% to 17.9%	0.7%
	2023	7,151	195	31.00 to 49.42	16.8% to 17.3%	0.7%
	2022	7,503	242	26.48 to 42.31	(18.0%) to (17.6%)	0.7%
	2021	9,976	265	32.21 to 51.61	24.5% to 25.1%	0.6%
MFS® Investors Trust Series—Service Class	2025	$—	—	$—	—	—
	2024	59,262	2,584	12.99 to 52.79	17.0% to 18.9%	0.5%
	2023	58,816	2,703	11.05 to 44.91	16.5% to 18.3%	0.5%
	2022	55,323	2,813	9.47 to 38.39	(18.2%) to (4.9%)	0.4%
	2021	72,584	2,943	20.79 to 46.75	24.2% to 25.0%	0.4%
MFS® Mid Cap Value Portfolio—Service Class	2025	$34,714	2,149	$12.63 to $20.60	3.9% to 5.4%	0.9%
	2024	32,400	2,021	12.11 to 19.72	11.5% to 13.2%	1.1%
	2023	28,159	1,846	10.82 to 17.58	10.4% to 12.1%	1.5%
	2022	22,021	1,491	9.78 to 15.83	(10.6%) to (1.6%)	0.8%
	2021	22,933	1,310	13.47 to 17.61	28.3% to 29.0%	0.8%

99

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
MFS® Research International Portfolio—Service Class	2025	$6,297	471	$12.94 to $13.59	19.8% to 21.4%	1.4%
	2024	3,531	320	10.85 to 11.20	1.2% to 2.5%	1.5%
	2023	1,671	155	10.69 to 10.92	11.0% to 12.4%	0.8%
	2022	581	60	9.62 to 9.71	(3.8%) to (2.9%)	2.0%
MFS® Research Series—Initial Class	2025	$—	—	$—	—	—
	2024	8,371	172	33.21 to 55.38	17.0% to 17.2%	0.6%
	2023	8,090	194	28.39 to 47.27	20.5% to 20.7%	0.5%
	2022	7,772	224	23.56 to 39.18	(18.5%) to (18.4%)	0.5%
	2021	10,573	249	28.92 to 48.01	22.8% to 23.1%	0.5%
MFS® Research Series—Service Class	2025	$—	—	$—	—	—
	2024	45,686	1,748	13.35 to 60.41	16.4% to 18.2%	0.4%
	2023	43,835	1,851	11.42 to 51.67	19.9% to 21.8%	0.2%
	2022	40,028	1,919	9.50 to 42.91	(18.9%) to (4.5%)	0.2%
	2021	53,717	2,035	21.42 to 52.70	22.2% to 23.0%	0.3%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class I	2025	$845	16	$51.16 to $73.40	3.5% to 4.0%	0.0%
	2024	1,168	23	49.30 to 70.62	21.7% to 22.3%	0.0%
	2023	1,381	32	40.40 to 57.78	16.0% to 16.5%	0.0%
	2022	1,271	35	34.74 to 49.62	(30.0%) to (29.7%)	0.0%
	2021	1,936	37	49.48 to 70.64	10.9% to 11.4%	0.0%
Neuberger Berman AMT Mid Cap Growth Portfolio—Class S	2025	$98,422	4,217	$13.11 to $64.49	3.3% to 4.9%	0.0%
	2024	91,998	3,749	12.63 to 62.17	21.5% to 23.4%	0.0%
	2023	79,297	3,604	10.35 to 50.98	15.8% to 17.6%	0.0%
	2022	64,245	2,994	8.91 to 43.84	(30.1%) to (10.4%)	0.0%
	2021	94,866	2,858	21.45 to 62.50	10.7% to 11.4%	0.0%

100

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Nomura VIP Small Cap Value Series—Service Class	2025	$19,125	1,352	$12.01 to $15.03	6.0% to 7.5%	0.9%
	2024	17,040	1,270	11.30 to 14.11	9.1% to 10.7%	1.0%
	2023	16,582	1,341	10.32 to 12.86	7.2% to 8.8%	0.6%
	2022	13,816	1,187	9.61 to 11.93	(13.9%) to (3.3%)	0.5%
	2021	16,389	1,197	13.47 to 13.78	31.7% to 32.4%	0.5%
PIMCO VIT Income Portfolio—Advisor Class	2025	$74,379	6,062	$11.81 to $12.34	8.2% to 9.8%	5.0%
	2024	53,604	4,767	10.88 to 11.35	3.5% to 5.0%	5.6%
	2023	30,161	2,789	10.48 to 10.91	6.3% to 7.8%	5.1%
	2022	17,291	1,705	9.85 to 10.21	(9.5%) to (1.0%)	3.6%
	2021	15,562	1,391	11.11 to 11.21	0.1% to 0.7%	2.7%
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class	2025	$59,323	5,258	$10.81 to $12.10	2.0% to 3.5%	3.4%
	2024	64,368	5,832	10.56 to 11.81	3.5% to 5.0%	3.5%
	2023	66,405	6,227	10.16 to 11.36	7.0% to 8.6%	2.5%
	2022	67,670	6,783	9.48 to 10.57	(11.8%) to (4.7%)	1.4%
	2021	90,124	7,971	10.94 to 11.94	(3.8%) to (3.2%)	1.5%
PIMCO VIT Low Duration Portfolio—Advisor Class	2025	$44,510	4,179	$9.92 to $11.22	3.6% to 5.1%	3.9%
	2024	45,256	4,460	9.57 to 10.67	2.6% to 4.1%	3.9%
	2023	41,241	4,238	9.33 to 10.25	3.1% to 4.6%	3.5%
	2022	36,285	3,875	9.06 to 9.81	(7.5%) to (1.9%)	1.6%
	2021	31,859	3,186	9.79 to 10.10	(2.7%) to (2.2%)	0.4%
PIMCO VIT Short-Term Portfolio—Advisor Class	2025	$7,770	725	$10.55 to $10.78	2.9% to 4.3%	4.1%
	2024	2,170	210	10.25 to 10.34	2.5% to 3.4%	2.9%
PIMCO VIT Total Return Portfolio—Advisor Class	2025	$149,599	13,777	$10.44 to $11.15	6.9% to 8.5%	4.0%
	2024	143,179	14,207	9.75 to 10.28	0.6% to 2.1%	3.9%
	2023	136,907	13,768	9.67 to 10.11	4.0% to 5.5%	3.5%
	2022	132,110	13,890	9.29 to 9.68	(15.9%) to (4.6%)	2.5%
	2021	170,446	15,140	11.02 to 11.46	(3.1%) to (2.5%)	1.7%

101

NYLIAC Variable Annuity Separate Account-III

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return[1] (Lowest to Highest)	Investment Income Ratio[2]
Principal VC Real Estate Securities Account—Class 2	2025	$23,652	2,058	$11.35 to $11.63	(0.8%) to 0.6%	1.6%
	2024	22,544	1,961	11.45 to 11.56	14.5% to 15.6%	0.1%
Putnam VT International Value Fund—Class IB	2025	$8,584	634	$13.32 to $13.65	32.3% to 34.3%	0.4%
	2024	452	45	10.08 to 10.17	0.8% to 1.7%	0.0%
Voya Growth and Income Portfolio—Class S	2025	$6,124	457	$13.23 to $13.52	16.1% to 17.6%	0.2%
	2024	2,194	191	11.40 to 11.50	14.0% to 15.0%	1.0%
Western Asset Core Plus VIT Portfolio—Class II	2025	$5,589	532	$10.20 to $10.72	5.9% to 7.4%	4.8%
	2024	3,038	308	9.63 to 9.98	(2.5%) to (1.2%)	10.8%
	2023	1,529	153	9.88 to 10.09	4.7% to 6.1%	3.5%
	2022	1,227	129	9.44 to 9.52	(5.6%) to (4.8%)	2.9%

Not all Investment Divisions are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value are 0.30% to 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

1 Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

2 These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

NOTE 7—Subsequent Events:

At April 7, 2026, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the books or accounts for this statement that would have a material effect on the financial condition of the Account.

102

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Variable Annuity Separate Account-III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below other than BNY Mellon IP Technology Growth Portfolio—Initial Shares, BNY Mellon IP Technology Growth Portfolio—Service Shares, MFS® Investors Trust Series—Initial Class, MFS® Investors Trust Series—Service Class, MFS® Research Series—Initial Class and MFS® Research Series—Service Class, which only includes a statement of changes in net assets for the period January 1, 2025 to February 7, 2025 (date of liquidation), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III other than BNY Mellon IP Technology Growth Portfolio—Initial Shares, BNY Mellon IP Technology Growth Portfolio—Service Shares, MFS® Investors Trust Series—Initial Class, MFS® Investors Trust Series—Service Class, MFS® Research Series—Initial Class and MFS® Research Series—Service Class as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

NYLI VP American Century Sustainable Equity—Initial Class (1)	NYLI VP PineStone International Equity—Service Class (1)	Fidelity® VIP Extended Market Index Portfolio—Service Class 2 (3)

NYLI VP American Century Sustainable Equity—Service Class (1)	NYLI VP S&P 500 Index—Initial Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Investor Class (1)

NYLI VP Balanced—Service Class (1)	NYLI VP S&P 500 Index—Service Class (1)	Fidelity® VIP FundsManager® 60% Portfolio—Service Class (1)

NYLI VP Bond—Initial Class (1)	NYLI VP Schroders Mid Cap Opportunities—Initial Class (1)	Fidelity® VIP Government Money Market Portfolio—Investor Class (1)

NYLI VP Bond—Service Class (1)	NYLI VP Schroders Mid Cap Opportunities—Service Class (1)	Fidelity® VIP Growth Opportunities Portfolio—Service Class 2 (1)

NYLI VP Candriam Emerging Markets Equity—Initial Class (1)	NYLI VP Small Cap Growth—Initial Class (1)	Fidelity® VIP Health Care Portfolio— Service Class 2 (1)

NYLI VP Candriam Emerging Markets Equity—Service Class (1)	NYLI VP Small Cap Growth—Service Class (1)	Fidelity® VIP International Index Portfolio—Service Class 2 (1)

NYLI VP CBRE Global Infrastructure—Service Class (1)	NYLI VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Investment Grade Bond Portfolio—Service Class 2 (1)

NYLI VP Conservative Allocation— Service Class (1)	NYLI VP Wellington Growth—Initial Class (1)	Fidelity® VIP Mid Cap Portfolio—Service Class 2 (1)

NYLI VP Dimensional U.S. Equity— Initial Class (1)	NYLI VP Wellington Growth—Service Class (1)	Franklin Templeton Aggressive Model Portfolio—Class II (1)

NYLI VP Dimensional U.S. Equity— Service Class (1)	NYLI VP Wellington Small Cap—Initial Class (1)	Franklin Templeton Conservative Model Portfolio—Class II (1)

NYLI VP Epoch U.S. Equity Yield— Initial Class (1)	NYLI VP Wellington Small Cap—Service Class (1)	Franklin Templeton Moderate Model Portfolio—Class II (1)

NYLI VP Epoch U.S. Equity Yield— Service Class (1)	NYLI VP Winslow Large Cap Growth—Initial Class (1)	Franklin Templeton Moderately Aggressive Model Portfolio—Class II (1)

NYLI VP Equity Allocation—Service Class (1)	NYLI VP Winslow Large Cap Growth—Service Class (1)	Franklin Templeton Moderately Conservative Model Portfolio—Class II (1)

103

Report of Independent Registered Public Accounting Firm (Continued)

NYLI VP Fidelity Institutional AM® Utilities—Initial Class (1)	AB VPS Relative Value Portfolio— Class B (1)	Invesco V.I. EQV International Equity Fund—Series II Shares (1)

NYLI VP Fidelity Institutional AM® Utilities—Service Class (1)	American Funds® IS Asset Allocation Fund—Class 4 (1)	Invesco V.I. Main Street Small Cap Fund®—Series II Shares (1)

NYLI VP Floating Rate—Service Class (1)	American Funds® IS The Bond Fund of America®—Class 4 (1)	Janus Henderson Enterprise Portfolio— Service Shares (1)

NYLI VP Growth Allocation—Service Class (1)	American Funds® IS Capital World Bond Fund®—Class 4 (3)	Janus Henderson Global Research Portfolio—Institutional Shares (1)

NYLI VP Hedge Multi-Strategy—Service Class (1)	American Funds® IS Global Small Capitalization Fund—Class 4 (1)	Janus Henderson Global Research Portfolio—Service Shares (1)

NYLI VP Income Builder—Initial Class (1)	American Funds® IS Growth Fund— Class 4 (1)	MFS® International Intrinsic Value Portfolio—Service Class (1)

NYLI VP Income Builder—Service Class (1)	American Funds® IS New World Fund®— Class 4 (1)	MFS® Investors Trust Series—Initial Class (4)

NYLI VP Janus Henderson Balanced— Initial Class (1)	American Funds® IS U.S. Government Securities Fund®—Class 4 (3)	MFS® Investors Trust Series—Service Class (4)

NYLI VP Janus Henderson Balanced— Service Class (1)	American Funds® IS Washington Mutual Investors Fund—Class 4 (1)	MFS® Mid Cap Value Portfolio—Service Class (1)

NYLI VP MacKay Convertible—Initial Class (1)	BlackRock® Global Allocation V.I. Fund—Class III (1)	MFS® Research International Portfolio— Service Class (1)

NYLI VP MacKay Convertible—Service Class (1)	BlackRock® High Yield V.I. Fund— Class III (1)	MFS® Research Series—Initial Class (4)

NYLI VP MacKay High Yield Corporate Bond—Initial Class (1)	BNY Mellon IP Technology Growth Portfolio—Initial Shares (4)	MFS® Research Series—Service Class (4)

NYLI VP MacKay High Yield Corporate Bond—Service Class (1)	BNY Mellon IP Technology Growth Portfolio—Service Shares (4)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I (1)

NYLI VP MacKay Strategic Bond— Service Class (1)	BNY Mellon Sustainable U.S. Equity Portfolio—Service Shares (1)	Neuberger Berman AMT Mid Cap Growth Portfolio—Class S (1)

NYLI VP MacKay U.S. Infrastructure Bond—Initial Class (1)	ClearBridge Variable Appreciation Portfolio—Class II (1)	Nomura VIP Small Cap Value Series— Service Class (1)

NYLI VP MacKay U.S. Infrastructure Bond—Service Class (1)	Columbia Variable Portfolio—Commodity Strategy Fund—Class 2 (1)	PIMCO VIT Income Portfolio—Advisor Class (1)

NYLI VP MFS® Investors Trust—Initial Class (2)	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 2 (1)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Advisor Class (1)

NYLI VP MFS® Investors Trust—Service Class (2)	Columbia Variable Portfolio— Intermediate Bond Fund—Class 2 (1)	PIMCO VIT Low Duration Portfolio— Advisor Class (1)

NYLI VP MFS® Research—Initial Class (2)	Columbia Variable Portfolio—Small Cap Value Fund—Class 2 (1)	PIMCO VIT Short-Term Portfolio— Advisor Class (3)

NYLI VP MFS® Research—Service Class (2)	DWS Alternative Asset Allocation VIP— Class B (1)	PIMCO VIT Total Return Portfolio— Advisor Class (1)

NYLI VP Moderate Allocation—Service Class (1)	Fidelity® VIP Bond Index Portfolio— Service Class 2 (1)	Principal VC Real Estate Securities Account—Class 2 (3)

NYLI VP Natural Resources—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio— Initial Class (1)	Putnam VT International Value Fund— Class IB (3)

104

Report of Independent Registered Public Accounting Firm (Continued)

NYLI VP Newton Technology Growth— Initial Class (2)	Fidelity® VIP ContrafundSM Portfolio— Service Class 2 (1)	Voya Growth and Income Portfolio— Class S (3)

NYLI VP Newton Technology Growth— Service Class (2)	Fidelity® VIP Emerging Markets Portfolio—Service Class 2 (1)	Western Asset Core Plus VIT Portfolio— Class II (1)

NYLI VP PIMCO Real Return—Service Class (1)	Fidelity® VIP Equity-Income PortfolioSM— Initial Class (1)

NYLI VP PineStone International Equity—Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM— Service Class 2 (1)

(1) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and 2024

(2) Statement of operations and statement of changes in net assets for the period February 7, 2025 (commencement of operations) through December 31, 2025

(3) Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and the period May 1, 2024 (commencement of operations) through December 31, 2024

(4) Statement of changes in net assets for the period January 1, 2025 to February 7, 2025 (date of liquidation)

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Variable Annuity Separate Account-III based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Variable Annuity Separate Account-III in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the custodian and the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 7, 2026

We have served as the auditor of one or more of the investment divisions of NYLIAC Variable Annuity Separate Account-III since 1995.

105

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

STATUTORY FINANCIAL STATEMENTS

December 31, 2025, 2024 and 2023

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 300 Madison Ave, New York, New York 10017

T: (646) 471 3000, www. pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole.

The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
February 27, 2026

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2025	2024

	(in millions)
Assets
Bonds	$108,092	$102,133
Common and preferred stocks	856	775
Mortgage loans	20,230	17,450
Policy loans	1,104	1,024
Other invested assets	5,304	3,930
Cash, cash equivalents and short-term investments	3,715	3,363
Derivatives	989	1,519

Total cash and invested assets	140,290	130,194
Investment income due and accrued	1,134	1,031
Admitted disallowed interest maintenance reserve	442	528
Interest in annuity contracts	12,355	11,428
Other assets	1,275	1,277
Separate accounts assets	67,972	60,358

Total assets	$223,469	$204,816

Liabilities, capital and surplus
Liabilities:
Policy reserves	$123,721	$117,165
Deposit funds	2,250	1,968
Policy claims	1,119	1,112
Separate accounts transfers due and accrued	(1,380)	(1,288)
Obligations under structured settlement agreements	12,355	11,428
Amounts payable under security lending agreements	1,003	1,004
Other liabilities	2,201	2,585
Funds held under coinsurance	3,368	—
Asset valuation reserve	2,264	2,086
Separate accounts liabilities	67,955	60,339

Total liabilities	214,857	196,399

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Special surplus for admitted disallowed interest maintenance reserve	442	528
Unassigned surplus	3,688	3,406

Total capital and surplus	8,612	8,417

Total liabilities, capital and surplus	$223,469	$204,816

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Income
Premiums	$28,564	$22,044	$20,726
Net investment income	6,138	5,520	5,276
Other income	1,352	1,204	1,129

Total income	36,054	28,768	27,131

Benefits and expenses
Benefit payments:
Death benefits	2,336	2,263	2,275
Annuity benefits	3,974	4,006	3,664
Surrender benefits	19,498	17,393	16,019
Other benefit payments	158	125	103

Total benefit payments	25,966	23,787	22,061
Additions to policy reserves	6,609	4,223	3,334
Net transfers to/(from) separate accounts	767	(1,614)	(648)
Adjustment in funds withheld	88	—	—
Operating expenses	2,153	1,816	1,710

Total benefits and expenses	35,583	28,212	26,457

Gain from operations before federal and foreign income taxes	471	556	673
Federal and foreign income taxes	230	210	268

Net gain from operations	241	346	405
Net realized capital gains/(losses), after taxes and transfers to interest maintenance reserve	126	(71)	188

Net income	$367	$275	$593

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Capital and surplus, beginning of year	$8,417	$8,930	$8,537
Net increase/(decrease) due to:
Net income	367	275	593
Change in net unrealized capital (losses)/gains on investments	(118)	157	(268)
Change in nonadmitted assets	(103)	(264)	(89)
Change in reserve valuation basis	51	183	31
Change in asset valuation reserve	(178)	(147)	(49)
Change in net deferred income tax	184	167	189
Dividends to parent	—	(890)	—
Other adjustments, net	(8)	6	(14)

Net increase/(decrease)	195	(513)	393

Capital and surplus, end of year	$8,612	$8,417	$8,930

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Cash flows from operating activities:
Premiums received	$26,641	$18,059	$16,730
Net investment income received	5,784	5,102	4,878
Other	1,269	1,204	1,130

Total received	33,695	24,364	22,738

Benefits and other payments	20,845	19,657	18,054
Net transfers to/(from) separate accounts	858	(1,574)	(635)
Operating expenses	1,920	1,769	1,548
Federal income taxes	219	234	235

Total paid	23,842	20,085	19,202

Net cash from operating activities	9,853	4,279	3,536

Cash flows from investing activities:
Proceeds from investments sold	12,864	8,233	4,331
Proceeds from investments matured or repaid	17,639	15,028	9,850
Cost of investments acquired	(40,306)	(25,514)	(21,917)
Net change in policy loans	(74)	(97)	(66)

Net cash used in investing activities	(9,877)	(2,350)	(7,802)

Cash flows from financing and miscellaneous activities:
Dividends to parent	—	(890)	—
Other miscellaneous uses	376	627	(438)

Net cash from/(used in) financing and miscellaneous activities	376	(263)	(438)

Net increase/(decrease) in cash, cash equivalents and short-term investments	352	1,666	(4,704)
Cash, cash equivalents and short-term investments, beginning of year	3,363	1,697	6,401

Cash, cash equivalents and short-term investments, end of year	$3,715	$3,363	$1,697

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2025	2024	2023
	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$1,427	$914	$556
Transfer of assets between bond investment and other invested assets	$442	$25	$23
Capitalized interest on bonds and mortgage loans	$72	$79	$76
Depreciation/amortization on fixed assets	$112	$91	$92
Low-income housing tax credit future commitments	$38	$43	$10
Transfer of mortgage loans to other invested assets	$134	$31	$3
Transfers between equity investment and equity investment	$63	$6	$40
Funds Withheld relating to Reinsurance transactions	$3,146	$—	$—

See accompanying notes to financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2025, 2024 and 2023

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Changes in Accounting Policy

On September 30, 2024, the Company changed its accounting policy on the reporting of premiums and benefits on internal replacement transactions. Internal replacements refer to transactions whereby a policyholder transfers the cash surrender value from their current policy into a similar policy. Premiums and benefits from these types of exchanges are now reported gross in the statement of operations. Our previous policy, which was discussed with the Department and to which they had no objection, was to net the benefit expense against the premium income in the statement of operations. Premium income and benefit expense include $4,011 million and $3,982 million from internal replacements for 2024 and 2023, respectively. The Company’s annual statement does not reflect this change in the 2024 and 2023 reported premium and benefit amounts. Therefore, premium and benefit for 2024 and 2023 are understated in the Company’s annual statement by $4,011 million and $3,982 million, respectively. This change in accounting policy has no net impact on the Company’s profit or loss, nor does it affect surplus, as the gross reporting of premiums and benefits is offset by corresponding amounts in both income and expense.

Change in Reserve Valuation Basis

In 2025, the Department granted approval for the Company to change the reserve valuation basis for fixed deferred annuities to the Standard Valuation Law (“SVL”). Prior to this change, reserves for fixed deferred annuities with market value adjustments were computed in accordance with the minimum statutory reserve standard under the New York State Department of Financial Services (“NYSDFS”) Regulation 127, which required the use of Plan Type C valuation rates. Under the SVL, which is the Delaware minimum reserve standard, these contracts are valued using Plan Type B rates. At December 31, 2025, the impact of this change in reserve valuation basis resulted in a reduction in policy reserves and a corresponding increase in statutory surplus of $51 million.

For the year ended December 31, 2024, the Department granted approval for the Company to change the reserve valuation basis for variable deferred annuities to Section 21 of the NAIC Valuation Manual (“VM- 21”). Prior to this change, reserves for these policies were computed in accordance with the minimum statutory reserve standard

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

required under NYSDFS Regulation 213, which results in reserves that are higher than those computed pursuant to VM-21, which is the Delaware minimum reserve standard. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. At December 31, 2024, the impact of this change in reserve valuation basis resulted in a reduction of policy reserves of $47 million and an increase in expense allowances recognized in reserves (included in Separate Accounts transfers due and accrued) of $136 million, thereby increasing statutory surplus by $183 million.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•	debt securities must meet a principles-based bond definition (“PBBD”) in order to be reported as bonds under SAP, whereas a PBBD does not exist under GAAP;

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department. Investments in debt securities that do not meet the PBBD are generally reported at the lower of cost or market. Under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income;

•

credit loss-related bond impairments that are deemed to be other than temporary are recorded as a direct write-down to the security without the ability to reverse those losses in the future if expected cash flows increase. Under U.S. GAAP, estimated credit losses on bonds classified as available for sale are recorded through an allowance for credit losses subject to future reversals if expected cash flows increase;

•

specific valuation allowances are established for the excess carrying value of a mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Under U.S. GAAP, a valuation allowance is established for expected credit losses. The valuation allowance under U.S. GAAP is based on historical experience, current economic conditions and reasonable and supportable forecasts;

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments;

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds that meet the PBBD are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. The Company reviews all debt securities to determine if they meet the PBBD criteria to be reported as Schedule D bonds. The review includes confirming that the debt instrument represents a creditor relationship with a fixed payment schedule for one or more future payments and where any non-debt variables are nominal. For all ABS, the Company confirms that credit enhancement to our tranches is substantive from either subordination or overcollateralization. For ABS backed by cash-generating non-financial assets, the Company also confirms that cash flows produced by the collateral are meaningful as defined in SSAP No. 26 “Bonds”. Residual interests in securitizations are reported as other invested assets using the cost recovery method. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds (“ETFs”) and mutual funds, are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for asset-backed securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality asset-backed securities backed by the U.S. government (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all asset-backed securities that are not of high credit quality (those rated below AA at date of acquisition), floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of investment funds registered with the U.S. Securities and Exchange Commission (“SEC”), as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than asset-backed securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For asset-backed securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the asset-backed security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Mortgage loans include residential mortgage loans held through a qualifying statutory trust as long as the trust meets the required criteria for look-through reporting stipulated in statutory accounting guidance. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal or by obtaining broker prices for residential mortgage loans. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than -temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in tax credit structures, including Low Income Housing Tax Credit (“LIHTC”) LLCs, wind energy LLCs and New Market Tax Credit (“NMTC”) LLCs, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method, which is a practical expedient allowed under statutory accounting rules. Under the cost recovery method, distributions received are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. An OTTI is recorded when fair value of the residual is below its book value. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method.

The Company invests in surplus notes issued by insurance companies as well as capital notes. Capital notes are usually issued by banks for regulatory capital purposes. Capital notes that are reported as other invested assets allow for interest cancellation in the event of financial stress without triggering an event of default. Surplus and capital notes with an NAIC 1 or NAIC 2 designation are reported at amortized cost. All other surplus and capital notes are reported at the lower of cost or market with unrealized losses reported in surplus. Surplus notes are non admitted if they are issued by an insurer that is subject to an order of liquidation, conservation, rehabilitation or a risk-based capital company action level event. Capital notes are non-admitted if the borrower’s regulatory authority halts principal or interest payments. An OTTI is recorded for surplus and capital notes when it is probable that the Company will not be able to collect all contractual cash flows under the note.

Debt securities that do not meet the PBBD are reported in other invested assets at the lower of cost or market, with unrealized losses reported in surplus. These bonds follow the same rules for amortization and OTTI as asset backed securities. Asset-backed securities that do not meet the PBBD are admitted only to the extent that their underlying collateral meets the definition of an admitted asset under statutory accounting.

Real Estate

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. For foreign currency swaps used under a fair value hedge designation, the Company excludes the cross-currency basis spread in its calculation of effectiveness as allowed under statutory accounting guidance. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities. Upon termination or maturity, the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

The Company reports cash flows from the purchase or termination of derivative instruments as cash flows from investing activities unless there is a significant financing element. Income payments, which include all cash settlements and foreign exchange payments are classified as cash flows from operating activities. Changes in receivables and payables related to collateral are reported in investing activities.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For asset backed securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR. The Company admits negative IMR up to the lesser of 10% of the current period unadjusted capital and surplus and 10% of its capital and surplus as required to be shown on the balance sheet of the statutory financial statements most recently filed with its domiciliary state insurance regulator, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, net deferred tax assets and admitted net negative IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds. Internal replacements refer to transactions whereby a policyholder transfers the surrender value from their current policy into a similar policy. Premiums and benefits from internal replacements are reported gross in the accompanying Statutory Statement of Operations.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

Interest in Annuity Contracts and Obligations under Structured Settlement Agreements

The Company is the assumed obligor for certain structured settlement agreements. To satisfy its obligations under these agreements, the Company owns all the rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligation under these contracts and the Company’s interest in the annuity contracts are reported gross in the statement of financial position. For more details regarding the calculation of this asset and liability, refer to Note - Related Party Transactions.

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Deposit Funds

Deposit funds relate to contracts that do not subject the Company to mortality and/or morbidity risk. Amounts received as payment for these contracts, benefits paid and interest credited are reported as adjustments to the deposit fund liability. The Company’s deposit fund liability primarily relates to fixed period annuities and supplemental contracts without life contingencies. Refer to Note 12 - Insurance Liabilities for further details on this liability.

Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business. Premium income, policyholders’ benefits and policyholders’ reserves are reported net of reinsurance. Funds held under coinsurance primarily represent balances payable related to reinsurance contracts where we have ceded the Company’s risks under certain fixed deferred annuity policies. The balances are determined based on the requirements under each reinsurance agreement. Refer to Note 13 - Reinsurance for additional discussion on reinsurance.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 101, “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in book value guaranteed separate accounts are carried at the same measurement basis as if the assets were held in the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of derivative liabilities, reinsurance payables, amounts payable for undelivered securities and payable to parent.

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities is included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Value Measurements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include general risk of loss of investment, market volatility, interest rate, liquidity, credit, valuation, regulatory change, currency, geographic and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts that could result from current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

During 2025, the NAIC adopted revisions to SSAP No. 93 “Investments in Tax Credit Structures” to provide new guidance on the accounting, recognition, and reporting of investments where the return is substantially earned through either federal or state tax credits. Specifically, the guidance requires for all qualifying tax credit investments to be reported as Other Invested Assets on Schedule BA and accounted for under the proportional amortization method. Revisions were also made to SSAP No. 94 “State and Federal Tax Credits”, which clarifies the accounting guidance for certificated tax credits and expands the current guidance to federal tax credits, while continuing to include state tax credits. The guidance also requires these tax credits to be recorded at face value, with any discount to the certificated tax credits’ face value recorded as a deferred gain. The Company adopted the new guidance on January 1, 2025. Upon adoption, there was no significant impact to the Company’s surplus.

During 2025, the NAIC adopted revisions to SSAP No. 26 “Bonds” to incorporate a principle-based bond definition. Revisions were also made to SSAP No. 43 “Asset Backed Securities” and SSAP No. 21 “Other Admitted Assets”. The revised definition includes criteria that must be met in order for a debt instrument to be reported as a bond, classified as either an issuer credit obligation or asset-backed security. The Company adopted the new guidance on January 1, 2025. Upon adoption, the Company identified debt securities with a book adjusted carrying value (“BACV”) of $441 million and $13 million for the general account and book value separate accounts, respectively, that no longer met the definition of a bond. These debt securities were reclassified to either preferred stock or other invested assets. Prior to adoption of the new definition, these debt securities were carried at amortized cost unless they had an NAIC-6 designation, which required lower of cost or market (“LOCOM”) accounting. Details regarding these securities’ BACV and accounting measurement before and post adoption are as follows:

General Account:

Non-Bond Debt Securities	BACV at 12/31/24 as reported on Schedule D	New measurement Basis	BACV at 1/1/25 After Transition	Aggregate surplus impact after transition at 1/1/25
Debt securities reclassified to preferred stock	$236	Fair Value	$229	$(7)
Debt securities reclassified to other invested assets - (Non-Bond Debt Securities)	83	LOCOM	65	(18)
Debt securities reclassified to other invested assets - (Capital Notes)	121	Amortized cost if NAIC 1-2; LOCOM if NAIC 3-6	121	—

Total	$440		$415	$(25)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

Book Value Separate Account:

Non-Bond Debt Securities	BACV at 12/31/24 as reported on Schedule D	New measurement Basis	BACV at 1/1/25 After Transition	Aggregate surplus impact after transition at 1/1/25
Debt securities reclassified to preferred stock	$3	Fair Value	$3	$—
Debt securities reclassified to other invested assets - (Non-Bond Debt Securities)	6	LOCOM	5	(1)
Debt securities reclassified to other invested assets - (Capital Notes)	4	Amortized cost if NAIC 1-2; LOCOM if NAIC 3-6	4	—

Total	$13		$12	$(1)

During 2024, the NAIC adopted changes to SSAP No. 21 “Other Admitted Assets,” which revise the accounting guidance for residual tranches of securitizations. The new guidance provides a practical expedient that allows for the use of a cost recovery method. Under the cost recovery method, distributions received from the investment are treated as a reduction of the residual’s book value. Investment income is not recognized until the book value of the residual has been reduced to zero. The Company early adopted the new guidance on a prospective basis on October 1, 2024. There was no impact to surplus upon adoption. The Company reclassified $1 million from unrealized gains to realized gains upon adoption.

The NAIC adopted changes to SSAP No. 56 “Separate Accounts” to clarify the definition of a book value separate account and to include accounting guidance for transfers between the general account and the separate accounts. New disclosures are also required. The Company early adopted this guidance as of December 31, 2025, which did not have any financial impact.

During 2023, the NAIC adopted revisions to SSAP No. 48 “Joint Ventures, Partnerships and Limited Liability Companies”, SSAP No. 30 “Common Stock” and SSAP No. 32 “Preferred Stock” regarding residual investments. The amended guidance clarified that equity investments issued from entities that are in substance securitization vehicles are to be reported as residual investments. The adoption of this guidance had no impact to the Company’s surplus, but required the reclassification of $3 million at December 31, 2023 of investments in limited partnerships as residual investments.

In 2023, the NAIC adopted Interpretation (“INT”) 23-01, which prescribes limited-time, optional, statutory accounting guidance as an exception to the existing guidance detailed in SSAP No. 7 “Asset Valuation Reserve and Interest Maintenance Reserve” and the annual statement instructions that requires non-admittance of a negative IMR. Under the INT, reporting entities are allowed to admit negative IMR if certain criteria are met. The adoption of this guidance allowed the Company to admit $459 million (including $17 million from Separate Accounts) and $544 million of negative IMR at December 31, 2025 and December 31, 2024, respectively, which increased the Company’s total assets. There was no impact to net income from this change. New disclosures required under the INT have been included in Note 6 – Investments.

In 2023, the NAIC adopted revisions to SSAP No. 86 “Derivatives”, which adopt with modification U.S. GAAP guidance in determining hedge effectiveness. More specifically, SSAP No. 86 was modified to incorporate measurement guidance for excluded components when measuring hedge effectiveness of foreign currency swaps and foreign currency forwards. In addition, new guidance was added regarding the portfolio layer method and partial term hedges for fair value hedges. The Company adopted this guidance on January 1, 2023 with no impact to surplus at adoption. New disclosures related to this guidance were added to Note 7 - Derivative Instruments and Risk Management.

The NAIC adopted revisions to SSAP No. 43R “Asset Backed Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP No. 43R as those investments in a securitization that have no contractual payments, whether

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP No. 25 “Affiliates and Other Related Parties” in 2022, with additional revisions issued in 2023, to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP No. 25. Updates were also adopted in SSAP No. 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP No. 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2025 and 2024, were as follows (in millions):

	2025		2024
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$9,371	$9,304	$10,551	$10,455
Due after one year through five years(1)	35,679	35,370	37,460	36,415
Due after five years through ten years	28,160	27,781	24,871	23,273
Due after ten years through twenty years	13,019	11,846	10,903	9,602
Over twenty years	21,863	18,590	18,348	14,770

Total	$108,092	$102,891	$102,133	$94,516

(1) Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $380 million and $150 million at December 31, 2025 and 2024, respectively, and cash equivalents with a carrying value of $3,554 million and $3,398 million at December 31, 2025 and 2024, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2025 and 2024, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2025
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
Issuer Credit Obligations:
U.S. Government Obligations (Exempt from RBC)	$2,265	$—	$1,020	$1,245
Other U.S. Government Obligations (Not Exempt from RBC)	12	—	1	11
Non-U.S. Sovereign Jurisdiction Securities	304	6	10	300
Municipal Bonds – General Obligations (Direct and Guaranteed)	1,085	8	86	1,007
Municipal Bonds – Special Revenues	3,736	23	505	3,255
Project Finance Bonds Issued by Operating Entities (Unaffiliated)	2,494	57	121	2,430
Corporate Bonds (Unaffiliated)	55,054	638	3,064	52,628
Corporate Bonds (Affiliated)	3,452	100	2	3,550
Single Entity Backed Obligations (Unaffiliated)	1,170	36	23	1,183
Bonds Issued by Funds Representing Operating Entities (Unaffiliated)	5,841	41	223	5,660
Bank Loans - Acquired (Unaffiliated)	512	6	7	512

Total Issuer Credit Obligations	$75,926	$915	$5,060	$71,781
Asset-Backed Securities:
Agency Residential Mortgage-Backed Securities – Guaranteed (Exempt from RBC)	$2,188	$2	$304	$1,886
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	5,707	16	257	5,467
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	5,213	15	6	5,223
Non-Agency – CLOs/CBOs/CDOs (Affiliated)	224	—	—	225
Other Financial Asset-Backed Securities – Self-Liquidating (Unaffiliated)	4,753	62	125	4,690
Lease-Backed Securities – Practical Expedient (Unaffiliated)	1,232	12	31	1,212
Other Non-Financial Asset-Backed Securities – Practical Expedient (Unaffiliated)	2,569	21	30	2,560
Lease-Backed Securities – Full Analysis (Unaffiliated)	3,504	48	48	3,504
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt)	2	—	—	2
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt)	3,466	3	308	3,161
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	3,306	38	164	3,181
Total – Asset-Backed Securities	$32,166	$217	$1,273	$31,110

Total – Issuer Credit Obligations and Asset-Backed Securities	$108,092	$1,132	$6,333	$102,891

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2024
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,127	$2	$1,412	$3,717
All other governments	260	1	19	243
U.S. special revenue and special assessment	9,345	23	1,129	8,238
Industrial and miscellaneous unaffiliated	83,183	456	5,550	78,089
Parent, subsidiaries, and affiliates(1)	3,298	22	6	3,314
Hybrid securities	358	5	9	353
SVO identified funds	562	—	—	562

Total	$102,133	$509	$8,126	$94,516

(1) The carrying value includes $267 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2025 and 2024 (in millions):

	2025		2024
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$627	$(39)	$732	$(9)
Preferred stocks	229	(27)	43	—

Total	$856	$(65)	$775	$(9)

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2025 were 12.3% and 2.5% and funded during 2024 were 11.5% and 5.0%, respectively. For 2025 and 2024, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 96.4% (average percentage was 60.4% and 58.1% at December 31, 2025 and 2024, respectively). For 2025 and 2024, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 94.5% (average percentage was 70.8% and 43.4% at December 31, 2025 and 2024, respectively). The Company has no significant credit risk exposure to any one individual borrower.

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $18,473 million and $17,447 million at December 31, 2025 and 2024, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6 — INVESTMENTS (continued)

At December 31, 2025 and 2024, the distribution of the mortgage loan portfolio by property type and geographic location was as follows ($ in millions):

	2025		2024
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Industrial	$7,100	35.1%	$6,162	35.3%
Apartment buildings	6,794	33.6	4,968	28.5
Office buildings	2,759	13.6	2,881	16.5
Retail facilities	2,518	12.4	2,627	15.1
Hotels	409	2.0	356	2.0
Other	543	2.7	453	2.6
Residential	107	0.5	4	—

Total	$20,230	100.0%	$17,450	100.0%

	2025		2024
	Carrying Value	% of Total	Carrying Value	% of Total
US Region
Central	$6,304	31.2%	$5,086	29.1%
South Atlantic	4,858	24.0	4,185	24.0
Pacific	4,538	22.4	3,956	22.7
Middle Atlantic	3,774	18.7	3,516	20.1
New England	575	2.8	607	3.5
Other	1	—	—	—

Total US region	$20,050	99.1%	$17,350	99.4%

International
Europe	$81	0.4%	$—	—%
Mexico	100	0.5	100	0.6

Total international region	$180	0.9%	$100	0.6%

Total mortgage loans	$20,230	100.0%	$17,450	100.0%

At December 31, 2025 and 2024, mortgage loans of $130 million and $82 million, respectively, were past due 90 days and over.

For residential mortgage loans, a specific valuation allowance is established for loans that are delinquent over 90 days and where the fair value of the collateral is below the loan’s amortized cost. Fair value for residential mortgages is usually derived from a broker price, which is market practice for this asset class. Residential mortgage loans are generally considered permanently impaired when the loan is delinquent for 120 days or more since foreclosure is deemed to be probable at that time.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The fair value of collateral for commercial mortgage loans (excluding credit loans) is periodically updated no less than every three years. If a loan is determined to be potentially troubled, the loan is monito red as to its status and may be revalued. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from rising interest rates or distress in the market due to return to work issues. Collateral values and related loan-to-value (LTV) ratios are key indicators used to monitor credit quality and identify potential problem loans. At December 31, 2025 and 2024, LTVs on the Company’s mortgage loans were as follows (in millions):

	2025
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$73	$370	$—	$39	$—	$—	$7	$490
91% to 95%	52	86	—	—	—	—	—	139
81% to 90%	113	164	115	12	36	4	3	446
71% to 80%	1,075	395	144	303	—	47	16	1,982
Below 70%	5,480	1,744	6,841	2,163	373	56	516	17,174

Total	$6,794	$2,759	$7,100	$2,518	$409	$107	$543	$20,230

	2024
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$161	$—	$—	$—	$—	$8	$170
91% to 95%	86	108	—	72	13	—	—	280
81% to 90%	76	346	—	13	—	—	—	434
71% to 80%	486	569	195	345	23	—	16	1,635
Below 70%	4,321	1,696	5,967	2,197	319	4	428	14,932

Total	$4,968	$2,881	$6,162	$2,627	$356	$4	$453	$17,450

At December 31, 2025 and 2024, impaired mortgage loans were as follows (in millions):

	2025
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$—	$—	$—
Commercial	329	85	17	170	3	—

Total	$329	$85	$17	$170	$3	$—

	2024
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$—	$—	$—
Commercial	63	15	98	150	5	1

Total	$63	$15	$98	$150	$5	$1

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

In 2025, the Company started investing in residential mortgage loans through a Delaware Statutory Trust (the “Trust”). The Trust owns residential mortgages in three separate series. The Company, along with New York Life and LINA, own a 100% undivided beneficial ownership in the assets of one of the series. At December 31, 2025, the Company’s cash owned through the trust was less than a million. At December 31, 2025, the Company’s investment in residential mortgages and cash owned through the Trust are as follows (in millions):

2025
Residential Mortgage Loans	Carrying Value
In good standing:
Pacific	$35
Central	24
South Atlantic	22
Middle Atlantic	19
New England	4

Total in good standing	$104

Other Invested Assets

The carrying value of other invested assets at December 31, 2025 and 2024 consisted of the following (in millions):

	2025	2024
Limited partnerships and limited liability companies(1)	$2,470	$1,723
Affiliated non-insurance subsidiaries	1,451	1,372
Capital notes and surplus notes	359	119
Tax credit investments	297	330
Residuals	433	155
Other investments	157	120
Derivative collateral	107	102
Loan to affiliates	30	9

Total other invested assets	$5,304	$3,930

(1) At December 31, 2025 and 2024, the Company had $7 million and $7 million, respectively, of investments in other invested assets that were nonadmitted, and therefore, excluded from the amounts above.

Limited partnerships and limited liability companies primarily consist of limited partnership interests in leveraged buy-out funds, real estate funds, and other private equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Affiliated non-insurance subsidiaries consist of the Company’s limited liability company investment in MCF. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company’s investments in surplus notes and capital notes represent the Company’s investments in debt predominantly issued by insurance companies and banks, respectively. The Company’s capital notes that are reported in other invested assets were previously reported as bonds. As part of the implementation of the PBBD, these notes were reclassified as other invested assets since the issuers’ primary regulatory authority can cancel interest in the event of financial stress in a non-resolution scenario without triggering an event of default. Refer to Note 2 - Significant Accounting Policies for the accounting treatment for these instruments

The Company’s tax credit investments consists of Low Income Housing Tax Credit (“LIHTC”), wind energy, and New Market Tax Credit (“NMTC”) investments, which have the primary purpose of generating tax credits for the Company. The Company adopted the revisions to SSAP 93, effective 1/1/25, which requires all tax credit investments to be initially recorded at cost and carried at amortized cost using the proportional amortization method, unless considered impaired. Prior to 1/1/25, the LIHTC and NMTC investments were captured under SSAP 93 and reported at amortized cost using the proportional amortization method, while wind energy investments were recorded using the equity method of accounting. The amortization of these investments is reported in Net investment income in the accompanying Statutory Statement of Operations. The tax credits received on all tax credit investments are recorded in Federal and foreign income taxes in the accompanying Statutory Statement of Operations.

During 2025, 2024 and 2023, the Company recorded amortization on these investments under the proportional amortization method of $53 million, $22 million, and $17 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $59 million, $25 million, and $20 million for 2025, 2024 and 2023, respectively. Tax credit investments are periodically subject to regulatory reviews, and the Company is not aware of any adverse issues related to such regulatory reviews. There have been no significant modifications or events that resulted in a change in the nature of the investment or a change in the relationship with the underlying project for tax credit investments.

Tax credits expected to be generated each year for the subsequent five years and thereafter:

Year	Transferable	Non-transferable	Total
2026	$42	$6	$49
2027	$42	$7	$49
2028	$40	$6	$46
2029	$38	$5	$43
2030	$30	$3	$34
2031+	$104	$2	$106

At December 31, 2025, Total Carrying Value of State and Federal Tax Credits, Disaggregated by Transferable/Certificated and Non-Transferable, Gross of any Related Tax Liabilities by Jurisdiction and in Total:

2025
Description of State and Federal Tax Credits	Jurisdiction	Carrying Value(1)	Total Unused Amount(2)
State - Transferable (LIHTC)	GA	$1	3
State - Transferable (LIHTC)	MA	1	1
State - Transferable (LIHTC)	CA	5	4
Federal - Transferable	N/A	280	295
Federal - Non-Transferable	N/A	15	29

Total		$302	$332

(1)Includes $6 million of certificated tax credits which are reported in other assets on the Statutory Statements of Financial Position.

(2)Total unused tax credits represent the entire amount of tax credit available.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6— INVESTMENTS (continued)

Total unused tax credits by jurisdiction, disaggregated by transferable/certified and nontransferable, which are fully admitted, are as follows:

2025
	State Abbreviation*	Transferable/ Certificated	Nontransferable	Total
a. State
Georgia	GA	$3	$—	$3
Massachusetts	MA	1	—	1
California	CA	4	—	4

	Total	$8	$—	$8
b. Federal		$295	$29	$324

c. Total (a+b)		$303	$29	$332

*Only applicable to State section (a) of table

The Company estimated the utilization of the remaining state and federal tax credits by projecting future premium taking into account 1) policy growth and rate changes, 2) projecting future tax liability based on projected premium, 3) tax rate and tax credits, and 4) comparing projecting future tax liability of remaining state and federal tax credits.

At December 31, 2025, the Company did not have any impairment losses as a result of impairment analysis on state and federal tax credits.

Effective October 1, 2024, residual tranches of securitizations are reported using a cost recovery method where distributions received are treated as a reduction of the residual’s book/adjusted carrying value. Investment income is not recognized until the book/adjusted carrying value of the residual has been reduced to zero. Prior to October 1, 2024, most residuals were reported at the lower of cost or market and income was accrued using an effective yield method. Interest earned on these investments is included in Net Investment Income in the accompanying Statutory Statement of Operations

The Company’s other investments consist primarily of debt securities that do not meet the PBBD. The Company’s debt securities that do not meet the PBBD are predominantly single asset, single borrower commercial mortgage backed securities where we own the only tranche or the last tranche issued by the securitization vehicle. These securities are reported at the lower of cost or market and tested for impairment.

Loans to affiliates represent loans issued to NYL Investors and are carried at amortized cost.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2025 and 2024 consisted of the following (in millions):

	2025		2024		2023
	Net Investment Income (Loss)	Change in Unrealized Gains (Losses) (1)	Net Investment Income (Loss)	Change in Unrealized Gains (Losses) (1)	Net Investment Income (Loss)	Change in Unrealized Gains (Losses) (1)
Limited partnerships and limited liability companies	$63	$143	$53	$10	$47	$(58)
Affiliated non-insurance subsidiaries	131	79	98	134	345	(79)
Other Invested Assets	23	(9)	9	—	8	—
Real estate investment property	17	—	17	—	17	—
Residuals	—	—	11	4	17	(5)
Tax credit Investments	(53)	—	(38)	—	(36)	—
Loans to affiliates	1	—	1	—	1	—

Total other invested assets	$183	$213	$151	$148	$399	$(142)

(1) Includes unrealized foreign exchange gains (losses) of $28 million, $8 million and $2 million in 2025, 2024 and 2023 respectively.

Admitted Goodwill

The following table represents goodwill generated under the statutory purchase method of accounting ($ in millions):

Purchased Entity	Financial Statement Line	Acquisition Date	Cost of Acquisition	Original Amount of Goodwill	Original Amount of Goodwill Admitted	Admitted Goodwill at 12/31/25	Amortization for the Year Ended 12/31/25	Book Value	Admitted Goodwill as a % of Book Adjusted Carrying Value, Gross of Admitted Goodwill
Stone Ridge Holdings Group LLC	Other invested assets	1/19/2024	$250	$153	$153	$122	$15	$291	42%

As required under NAIC SAP, goodwill is limited in the aggregate to 10% of the acquiring entity’s capital and surplus, adjusted to exclude any net positive goodwill, electronic database processing equipment and operating system software, and net deferred tax assets. The table below shows the calculation of the Company’s adjusted surplus for purposes of the goodwill admissibility calculation ($ in millions):

	Calculation of Limitation at
	September 30, 2025	December 31, 2025
Capital and surplus	$8,596
Less:
Admitted positive goodwill	126
Admitted EDP equipment and operating system software	—
Admitted net deferred taxes	768

Total adjustments	894

Adjusted capital and surplus	$7,702

Limitation on amount of goodwill (adjusted capital and surplus times 10%)		$770
Current period reported admitted goodwill		$122
Current period admitted goodwill as a % of prior period adjusted capital and surplus		2%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Assets on Deposit or Pledged as Collateral

At December 31, 2025 and 2024, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2025
	Gross (Admitted and Nonadmitted) Restricted							Percentage
Restricted Asset Category	Total General Account	Total S/A Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Nonadmited Restricted	Total Admitted Restricted	Gross (Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$1,000	$—	$1,000	$1,000	$—	$—	$1,000	0.4%	0.4%
Subject to reverse repurchase agreements	510	—	510	460	50	—	510	0.2	0.2
Subject to dollar repurchase agreements	—	—	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale - excluding Federal Home Loan Bank (“FHLB”) capital stock	—	—	—	28	(28)	—	—	0.0	0.0
FHLB capital stock	24	—	24	25	(1)	—	24	0.0	0.0
On deposit with states	5	—	5	5	—	—	5	0.0	0.0
Pledged as collateral or other restricted assets not captured in other	19		19	6	14	—	19	0.0	0.0
Collateral Assets Received and on Balance Sheet	1,725	12	1,737	—	1,737	—	1,737	0.8	0.8
Assets held under Modco Reinsurance Agreements	—	65	65	62	3	—	65	0.0	0.0
Assets held under Funds Witheld Reinsurance Agreements	3,368	—	3,368	—	3,368	—	3,368	1.5	1.5

Total restricted assets	$6,651	$77	$6,728	$1,585	$5,143	$—	$6,728	3.0%	3.0%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2024
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$1,000	$675	$325	$—	$1,000	0.5%	0.5%
Subject to reverse repurchase agreements	460	210	250	—	460	0.2	0.2
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale - excluding FHLB capital stock	28	37	(9)	—	28	0.0	0.0
FHLB capital stock	25	25	—	—	25	0.0	0.0
On deposit with states	5	4	1	—	5	0.0	0.0
Pledged as collateral not captured in other categories	6	10	(4)	—	6	0.0	0.0

Total restricted assets	$1,523	$961	$563	$—	$1,524	0.7%	0.7%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2025, the Company recorded cash collateral received under these agreements of $1,000 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2025 was $983 million with a fair value of $975 million. At December 31, 2024, the carrying value was $1,010 million, with a fair value of $975 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $1,045 million and $707 million at December 31, 2025 and 2024, respectively.

At December 31, 2025, the carrying value and fair value of securities held under agreements to purchase and resell was $510 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 3.8%. At December 31, 2024, the carrying value and fair value of securities held under agreements to purchase and resell was $460 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 2 days and a weighted average yield of 5.3%.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2025 and 2024, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2025 and 2024, the Company was not a party to any dollar repurchase agreements in the separate accounts.

Collateral Received

At December 31, 2025 and 2024, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2025
Cash Collateral Assets	BACV Collateral	BACV Modco	BACV FWH	Fair Value Collateral	Fair Value Modco	Fair Value FWH	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$1,000	$—	$—	$1,000	$—	$—	0.6%	0.6%
Derivatives	725	—	—	725	—	—	0.5	0.5
Modco/FWH Assets	—	—	3,368	—	—	3,388	2.1	2.2

Total	$1,725	$—	$3,368	$1,725	$—	$3,388	3.3%	3.3%

Derivatives (separate account)	$12	$—	$—	$12	$—	$—	0.0%	0.0%
Modco/FWH Assets (separate account)	—	65	—	—	65	—	—	—

	2024
Cash Collateral Assets	Book/ Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$1,000	$1,000	0.7%	0.7%
Derivatives	1,253	1,253	0.9	0.9

Total	$2,253	$2,253	1.5%	1.6%

	2025		2024
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$1,000	0.7%	$1,000	0.7%
Other liabilities (derivatives)	725	0.5	1,241	0.9
Separate accounts liabilities (derivatives)	12	—	12	—
Borrowed money (repurchase agreements)	—	—	—	—
Modco Assets	—	—	—	—
Modco Assets Separate Account	65	—	—	—
FWH Assets	3,368	2.3		—

Total	$5,170	3.5%	$2,253	1.6%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Pledged

At December 31, 2025 and 2024, the Company did not have any assets which were received as collateral and held under Modco/Funds Withheld (FWH) Reinsurance agreements, were pledged for another purpose specific to the insurance reporting entity.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2025 and 2024 (in millions):

	2025
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$—	$—	$—	$—	$—	$—
U.S. government corporation & agencies	—	—	—	—	—	—
Foreign governments	—	—	—	—	—	—
U.S. corporate	805	—	—	—	—	805
Foreign corporate	195	—	—	—	—	195

Total general account securities lending transactions	$1,000	$—	$—	$—	$—	$1,000

	2024
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
US. Treasury	$—	$—	$—	$—	$—	$—
U.S. government corporation & agencies	2	—	—	—	—	2
Foreign governments	—	—	—	—	—	—
U.S. corporate	827	—	—	—	—	827
Foreign corporate	171	—	—	—	—	171

Total general account securities lending transactions	$1,000	$—	$—	$—	$—	$1,000

At December 31, 2025 and 2024, there were no separate account securities cash collateral received under securities lending agreements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2025 and 2024 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2025		2024
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	537	537	773	773
31 to 60 days	225	225	25	25
61 to 90 days	159	159	84	84
91 to 120 days	20	20	27	27
121 to 180 days	31	31	26	26
181 to 365 days	63	63	35	35
1 to 2 years	—	—	70	71
2 to 3 years	10	10	—	—
Greater than 3 years	—	—	—	—

Total collateral reinvested	$1,045	$1,045	$1,039	$1,040

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2025 and 2024 (in millions):

	2025		2024
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$512	$—	$481	$—
2 Days to 1 Week	$—	$510	$—	$460
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2025 and 2024, the Company did not have any defaulted reverse repurchase agreements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2025 and 2024 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2025	$512	$510
Third Quarter 2025	$509	$506
Second Quarter 2025	$512	$506
First Quarter 2025	$503	$497
Fourth Quarter 2024	$476	$460
Third Quarter 2024	$481	$458
Second Quarter 2024	$477	$460
First Quarter 2024	$465	$465

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2025 and 2024 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2025	$—	$—	$—	$522
Third Quarter 2025	$—	$—	$—	$520
Second Quarter 2025	$—	$—	$—	$522
First Quarter 2025	$—	$—	$—	$513
Fourth Quarter 2024	$—	$—	$—	$486
Third Quarter 2024	$—	$—	$—	$491
Second Quarter 2024	$—	$—	$—	$486
First Quarter 2024	$—	$—	$—	$475

Ending Balance
Fourth Quarter 2025	$—	$—	$—	$520
Third Quarter 2025	$—	$—	$—	$516
Second Quarter 2025	$—	$—	$—	$516
First Quarter 2025	$—	$—	$—	$507
Fourth Quarter 2024	$—	$—	$—	$469
Third Quarter 2024	$—	$—	$—	$467
Second Quarter 2024	$—	$—	$—	$469
First Quarter 2024	$—	$—	$—	$475

At December 31, 2025, and 2024, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2025			2024
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Issuer Credit Obligations - amortized cost	1	$—	$—	1	$—	$—
Asset backed securities - amortized cost	6	1	1	6	1	2
Preferred stock - amortized cost	—	—	—	—	—	—
Preferred stock - fair value	1	—	—	2	—	—

Total general account	8	$1	$2	9	$1	$2

Separate account:
Asset backed securities - amortized cost	—	$—	$—	—	$—	$—

Total separate account	—	$—	$—	—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6 —INVESTMENTS (continued)

Collateral Loans

The following table presents the aggregate collateral loans by qualifying investment collateral as of December 31, 2025 ($ in thousands):

Collateral Type	Aggregate Collateral Loan	Admitted	Nonadmitted
Issuer Credit Obligations
a. Affiliated	$—	$—	$—
b. Unaffiliated	462	462	—
Other Qualifying Investments
a. Affiliated	—	—	—
b. Unaffiliated	—	—	—

Total	$462	$462	$—

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The Company did not have any wash sales where securities with an NAIC rating designation of 3 or below, or unrated, were sold during the year ended December 31, 2025, and reacquired within 30 days of the sale date. The details by NAIC designation of 3 or below, or unrated, securities sold during the year ended December 31, 2024, and reacquired within 30 days of the sale date are as follows ($ in millions):

2024
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	$1	$1	$1	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		5	—	—	—

		$6	$1	$1	$—

(1) Book value of securities sold and cost of securities repurchased are both less than a million.

Admitted Negative IMR

IMR was admitted up to the lesser of 10% of the Company’s current period adjusted Capital and Surplus and 10% of its capital and surplus. Capital and Surplus was adjusted to exclude net positive admitted goodwill, electronic data processing equipment and operating system software, admitted negative IMR, and net deferred tax assets. The computation of adjusted Capital and Surplus for purposes of negative IMR admissibility is included below ($ in millions):

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2025
	Total	General Account	Insulated Separate Account	Non- Insulated Separate Account
(1) Net negative (disallowed) IMR	$459	$442	$17	$—
(2) Negative (disallowed) IMR admitted	459	442	17	—
(3) Calculated adjusted capital and surplus
Prior Period General Account Capital & Surplus	8,596
From Prior Period SAP Financials
Net Positive Goodwill (admitted)	126
EDP Equipment & Operating System Software (admitted)	—
Net DTAs (admitted)	768
Net Negative (disallowed) IMR (admitted)	477

Adjusted Capital & Surplus	$7,224

(4) Percentage of adjusted capital and surplus
Percentage of Total Net Negative (disallowed) IMR admitted in General Account or recognized in Separate Account to adjusted capital and surplus	6.4%
(5) Allocated gains/losses to IMR from derivatives

	Gains	Losses
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Prior Period	$342	$421
Fair Value Derivative Gains & Losses Realized to IMR - Added in Current Period	$262	$177
Fair Value Derivative Gains & Losses Amortized Over Current Period	$58	$65
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - Current Period Total	$547	$533

The Company engages in prudent portfolio management that may require sales of its fixed income investments in order to rebalance the portfolio and match the duration of the Company’s insurance liabilities. Proceeds from the sale of fixed income investments made for these purposes are reinvested in similar assets. If sales are executed due to liquidity pressures related to the Company’s insurance contracts (i.e., excess withdrawal activity), any related realized gains and losses are not deferred into the IMR. The Company uses different derivative instruments to manage interest rate risk. Derivatives trading is made in accordance with the Company’s investment management policies and is in accordance with the Company’s derivatives use plan, which is filed with NYSDFS. The Company is allowed to include realized gains and losses arising from the sale of derivatives carried at fair value while held as the Company’s policy has historically been to defer in the IMR realized gains and losses from all of its interest rate hedges where the underlying is subject to the IMR regardless of whether the derivative is reported at fair value or amortized cost.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2025 and 2024, the Company held collateral for derivatives of $808 million and $942 million, respectively, including $186 million and $105 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $5 million and $8 million at December 31, 2025 and 2024, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to hedge reinvestment risk of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date. Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. These contracts include Interest Rate Caps and Swaptions. Interest Rate Caps allow the Company to receive payments from counterparties should an agreed upon interest rate level be reached. Interest Rate Swaptions give the Company an option, but not an obligation to take delivery of an interest rate swap at a predetermined fixed rate and tenor or to cash settle for value.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Interest rate swaps are paired with floating rate bonds in replication transactions to generate the return and price risk of fixed rate coupon securities

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2025 and 2024 (in millions):

	2025
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$231	$13	$6	$13	$8
Interest rate swaps	Interest	12	1	—	—	—

Total cash flow hedges		242	13	6	13	8
Fair value hedges:
Foreign currency swaps	Currency	5,871	374	183	205	243
Replications:
Bond forwards	Interest	—	—	—	—	—
Interest rate swaps	Interest	1,905	9	1	—	—
Credit default swaps	Interest	706	11	—	7	1

Total replications		2,611	20	1	7	1

Total derivatives qualifying and designated		8,724	407	190	225	252

Derivatives not designated:
Foreign currency forwards	Currency	440	—	4	—	4
Foreign currency swaps	Currency	796	57	8	57	8
Futures	Interest	154	—	—	—	—
Equity options	Equity	48,294	498	—	498	—
Interest rate options	Interest	4,739	1	—	1	—
Interest rate swaps	Interest	10,136	207	123	207	123
Bond forwards	Interest	—	—	—	—	—

Total derivatives not designated		64,559	764	136	764	136

Total derivatives		$ 73,283	$ 1,171	$ 325	$ 989	$ 387

The Company owns warrants with a notional amount totaling $0.6 million which have a market value and carrying value of $0 at December 31, 2025

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2024
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$242	$21	$1	$26	$1
Interest rate swaps	Interest	262	1	—	—	—

Total cash flow hedges		503	22	1	26	1
Fair value hedges:
Foreign currency swaps	Currency	4,920	511	29	424	12
Bond forwards	Interest	—	—	—	—	—
Interest rate swaps	Interest
Credit default swaps	Interest	275	5	—	1	—

Total replications		275	5	—	1	—

Total derivatives qualifying and designated		5,698	538	30	451	13

Derivatives not designated:
Foreign currency forwards	Currency	342	15	—	15	—
Foreign currency swaps	Currency	542	80	4	80	4
Futures	Interest	16	—	—	—	—
Equity options	Equity	23,479	336	—	336	—
Interest rate options	Interest	4,915	13	—	13	—
Interest rate swaps	Interest	10,883	624	228	624	228
Bond forwards	Interest	225	—	27	—	27
Total return swaps	Equity	—	—	—	—	—

Total derivatives not designated		40,401	1,068	259	1,068	259

Total derivatives		$46,100	$1,606	$289	$1,519	$271

(1) Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2) For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.

(3) The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2025, 2024 and 2023 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2025	2024	2023	2025	2024	2023	2025	2024	2023
Foreign currency swaps	$(20)	$12	$(12)	$(1)	$1	$2	$2	$3	$3
Interest rate swaps	—	—	—	—	—	—	—	(3)	—

Total	$(20)	$12	$(12)	$(1)	$1	$2	$2	$—	$3

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Fair Value Hedges

The Company’s fair value hedges primarily consist of hedges of foreign currency denominated assets whereby the Company enters into foreign currency swaps to hedge its foreign currency exposure. Derivative instruments used in fair value hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company excludes the cross-currency basis spread in its foreign currency swaps from the assessment of effectiveness as allowed under SSAP No. 86. The fair value of the cross-currency basis spread on the Company’s foreign currency swaps, which was excluded from the assessment of effectiveness at December 31, 2025 was $229 million.

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2025	2024	2023	2025	2024	2023	2025	2024	2023
Foreign currency swaps	$(438)	$102	$(37)	$8	$(10)	$1	$68	$63	$7

Total	$(438)	$102	$(37)	$8	$(10)	$1	$68	$63	$7

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2025, 2024 and 2023 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2025	2024	2023	2025	2024	2023	2025	2024	2023
Bond forwards	$—	$—	$—	$—	$(117)	$(227)	$—	$1	$7
Interest rate swaps							(6)
Credit default swaps	—	—	—	3	—	—	4	2	—

Total	$—	$—	$—	$3	$(117)	$(227)	$(2)	$4	$7

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2025, 2024 and 2023 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2025	2024	2023	2025	2024	2023	2025	2024	2023
Equity options	$46	$8	$61	$133	$101	$23	$—	$—	$—
Foreign currency forwards	(18)	15	6	(12)	4	(12)	—	—	—
Foreign currency swaps	(38)	(2)	(293)	6	16	42	6	7	52
Futures	1	7	(8)	—	10	(11)	—	—	—
Interest rate options	—	(5)	(54)	(18)	(27)	(10)	—	2	1
Interest rate swaps	(310)	68	152	154	2	6	40	58	(102)
Bond forwards	27	(16)	(11)	(29)	—	—	—	—	—
Total return swaps	—	—	—	—	—	—	21	—	—

Total	$(293)	$76	$(146)	$234	$105	$37	$67	$66	$(48)

(1) The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed, VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The assets legally and not legally insulated from the general account at December 31, 2025 and 2024 are attributed to the following products or transactions (in millions):

	2025		2024
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$43,115	32	39,072	33
VUL insurance products non-guaranteed	18,461	5	14,924	8
UL insurance products guaranteed	6,113	82	5,922	167
VUL insurance products guaranteed	148	17	207	26

Total	$67,837	$136	$60,125	$234

(1) Separate accounts assets classified as not legally insulated support: $100 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $17 million of surplus , $13 million of derivatives, and $6 million of other liabilities.

(2) Separate accounts assets classified as not legally insulated support: $190 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $19 million of surplus, $13 million of derivatives, $10 million of other liabilities, and $2 million of payable for securities.

Guaranteed Separate Accounts

The Company maintains five book value guaranteed separate accounts for UL insurance policies and one book value guaranteed separate account for a private placement VUL policy. Total assets in these accounts were $6,359 million and $6,321 million at December 31, 2025 and 2024, respectively, and are included in the Company’s asset adequacy testing. These accounts provide a guarantee of principal and interest, subject to a market value adjustment upon certain surrenders, and a transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves, with any excess assets stated at fair value. Certain derivatives not qualifying for hedge accounting are stated at fair value. The book value separate accounts generally do not pass through all investment performance to policyholders, as certain investment limitations are imposed on the assets supporting these accounts, and no risk charges were paid to the general account during 2025 or 2024.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the SEC. Assets in non-guaranteed separate accounts were $61,613 million and $54,037 million at December 31, 2025 and 2024, respectively. The assets of these separate accounts represent investments in shares of New York Life Investments Funds Trust and other non-proprietary insurance-dedicated funds.

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2025	$59
2024	$62
2023	$65
2022	$67
2021	$62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2025	$3
2024	$3
2023	$12
2022	$12
2021	$4

The general account holds reserves on these guarantees. Refer to Note 12 - Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2025 and 2024 is as follows (in millions):

	$	$	$	$
	2025
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$313	$—	$6,023	$6,336

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$60,232	$60,232
Amortized cost	5,583	677	—	6,260

Total reserves	$5,583	$677	$60,232	$66,492

By withdrawal characteristics:
With fair value adjustment	$5,583	$677	$—	$6,260
At fair value	—	—	60,232	60,232

Total reserves	$5,583	$677	$60,232	$66,492

	2024
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$14	$—	$3,472	$3,486

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$52,743	$52,743
Amortized cost	5,398	731	—	6,129

Total reserves	$5,398	$731	$52,743	$58,872

By withdrawal characteristics:
With fair value adjustment	$5,398	$731	$—	$6,129
At fair value	—	—	52,743	52,743

Total reserves	$5,398	$731	$52,743	$58,872

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

The following is a reconciliation of net transfers from the general account to the separate accounts (in millions):

	$		$		$
	2025		2024		2023
Transfers to separate accounts		$6,338		$3,486		$3,046
Transfers from separate accounts		(5,571)		(5,100)		(3,694)

Net transfers (from)/to separate accounts		$767		$(1,614)		$(648)

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2025, the Company had less than $1 million price challenges on general account and separate account securities for what it received from third party pricing services. At December 31, 2024, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing service

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2025 and 2024 (in millions):

	$		$		$		$		$		$
	2025
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Issuer Credit Obligations		$71,780		$75,926		$—		$68,573		$3,207		$—
Asset Backed Securities		31,111		32,166		—		28,984		2,127		—

Total Bonds		102,891		108,092		—		97,557		5,334		—
Preferred stocks		229		229		—		229		—		—
Common stocks(1)		627		627		560		—		26		41
Mortgage loans		19,901		20,230		—		—		19,901		—
Cash, cash equivalents and short-term investments		3,715		3,715		226		3,489		—		—
Derivatives		1,171		989		—		1,171		—		—
Derivatives collateral		107		107		—		107		—		—
Other invested assets(1)		1,264		1,188		—		447		818		—
Investment income due and accrued		1,134		1,134		—		1,134		—		—
Separate accounts assets		67,556		67,955		57,567		4,765		1,164		4,060

Total assets		$198,595		$204,266		$58,353		$108,900		$27,241		$4,102

Liabilities:
Deposit fund contracts:
Annuities certain		$1,875		$1,896		$—		$—		$1,875		$—
Derivatives		325		387		—		325		—		—
Derivatives collateral		725		725		—		725		—		—
Amounts payable under securities lending agreements		1,003		1,003		—		1,003		—		—
Payable to parent and affiliates		186		186		—		186		—		—
Separate accounts liabilities		16		13		—		16		—		—

Total liabilities		$4,130		$4,210		$—		$2,255		$1,875		$—

(1) Excludes investments accounted for under the equity method.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$
	2024
	Fair Value		Carrying Value		Level 1		Level 2		Level 3		NAV as a Practical Expedient
Assets:
Bonds		$94,516		$102,133		$562		$89,173		$4,780		$—
Preferred stocks		43		43		—		15		28		—
Common stocks(1)		732		732		707		—		25		—
Mortgage loans		16,595		17,450		—		—		16,595		—
Cash, cash equivalents and short-term investments		3,363		3,363		141		3,222		—		—
Derivatives		1,606		1,519		—		1,606		—		—
Derivatives collateral		101		101		—		101		—		—
Other invested assets(1)		606		576		—		142		464		—
Investment income due and accrued		1,031		1,031		—		1,031		—		—
Separate accounts assets		59,746		60,342		51,777		4,506		1,133		2,329

Total assets		$178,339		$187,290		$53,187		$99,796		$23,026		$2,329

Liabilities:
Deposit fund contracts:
Annuities certain		$1,582		$1,625		$—		$—		$1,582		$—
Derivatives		289		271		—		289		—		—
Derivatives collateral		1,241		1,241		—		1,241		—		—
Amounts payable under securities lending agreements		1,004		1,004		—		1,004		—		—
Payable to parent and affiliates		170		170		—		170		—		—
Separate accounts liabilities		16		13		—		16		—		—

Total liabilities		$4,301		$4,324		$—		$2,719		$1,582		$—

(1) Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF which had a carrying value of $2,690 million and a fair value of $2,790 million at December 31, 2025, and a carrying value of $2,269 million and a fair value of $2,289 million at December 31, 2024. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $760 million at December 31, 2025, and a carrying value of $762 million and a fair value of $756 million at December 31, 2024. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at a market yield using an internally calculated spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives (including Separate Accounts Liabilities – Derivatives)

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral (including Separate Accounts Liabilities – Collateral)

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of tax credit investments, surplus notes, capital notes, single asset single borrower commercial mortgage backed securities, affiliated loans, residual tranches of securitizations and other investments with characteristics of debt. Surplus notes, capital notes and single asset single borrower commercial mortgage backed securities are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of affiliated loans and the tax credit investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3. The fair value of the majority of the other investments with debt characteristics and the majority of the residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3.

Separate Accounts Assets (including Collateral)

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured using NAV as a practical expedient to estimate fair value, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2025
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	3,041	—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	81	—	Quarterly	100 days or less
Hedge Fund	Long/Short Equity	8	—	Monthly	30 days
Private Equity	Venture Capital	930	—	Quarterly	95 days
Mutual Fund	Private Credit	41	—	Quarterly	6 months

		$4,102	$—

2024
Category of Investment	Investment Strategy	NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period

Hedge Fund	Multi-Strategy	$2,025	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge Fund	Fixed Income Arbitrage	65	—	Quarterly	100 days or less
Hedge Fund	Long/Short Equity	6	—	Monthly	30 days
Private Equity	Venture Capital	233	—	Quarterly	95 days

		$2,329	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2025 and 2024 (in millions):

	2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
Issuer Credit Obligations	$—	$3	$1	$—	$4
Asset Backed Securities	—	16	—	—	16

Total bonds	—	19	1	—	20
Preferred stocks	—	229	—	—	229
Common stocks	560	—	26	41	627
Derivatives	—	764	—	—	764
Separate accounts assets	57,553	8	—	4,060	61,621
Other invested assets	—	49	56	—	105

Total assets at fair value	$58,113	$1,069	$83	$4,102	$63,365

Liabilities at fair value
Derivatives	$—	$135	$—	$—	$135
Separate accounts liabilities - derivatives(1)	—	1	—	—	1

Total liabilities at fair value	$—	$136	$—	$—	$136

(1) Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$562	$—	$—	$—	$562
U.S. corporate	—	10	—	—	10
Foreign corporate	—	3	—	—	3
Non-agency RMBS	—	—	—	—	—
Non-agency CMBS	—	23	—	—	23
Non-agency ABS	—	—	—	—	—

Total bonds	562	36	—	—	599
Preferred stocks	—	15	28	—	43
Common stocks	707	—	25	—	732
Derivatives	—	1,068	—	—	1,068
Separate accounts assets	51,708	8	—	2,329	54,045
Other invested assets	—	—	73	—	73

Total assets at fair value	$52,978	$1,127	$127	$2,329	$56,561

Liabilities at fair value
Derivatives	$—	$259	$—	$—	$259
Separate accounts liabilities - derivatives(1)	—	1	—	—	1

Total liabilities at fair value	$—	$260	$—	$—	$260

(1) Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2025 and 2024 (in millions):

	$		$		$		$		$		$		$		$		$		$
2025
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
Issuer Credit Obligations		$—		$—		$—		$—		$—		$—		$—		$—		$—		$1
Asset Backed Securities		—		—		—		—		—		—		—		—		—		—

Total bonds		—		—		—		—		—		—		—		—		—		1
Preferred Stocks		28		—		(28)		—		—		—		—		—		—		—
Common stocks		25		1		—		—		—		—		—		(1)		—		26
Derivatives		—		—		—		—		—		—		—		—		—		—
Separate accounts assets		—		—		—		—		—		—		—		—		—		—
Other invested assets		73		—		(23)		(10)		—		16		—		—		—		56

Total		$127		$1		$(51)		$(10)		$—		$16		$—		$(1)		$—		$83

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	$		$		$		$		$		$		$		$		$		$
2024
	Balance at 1/1		Transfers into Level 3		Transfers out of Level 3		Total Gains (Losses) Included in Net Income		Total Gains (Losses) Included in Surplus		Purchases		Issuances		Sales		Settlements		Balance at 12/31
Bonds:
U.S. corporate		$—		$—		$—		$—		$—		$—		$—		$—		$—		$—
Non-agency ABS		—		1		—		—		—		—		—		—		—		—

Total bonds		—		1		—		—		—		—		—		—		—		—
Preferred stocks		28		—		—		—		—		—		—		—		—		28
Common stocks		25		—		—		—		—		—		—		—		—		25
Derivatives		—		—		—		—		—		—		—		—		—		—
Separate accounts assets		—		—		—		—		—		—		—		—		—		—
Other invested		158		9		(9)		(16)		10		13		—		(92)		—		73

Total		$211		$10		$(9)		$(16)		$10		$13		$—		$(92)		$—		$126

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 totaled $1 million for the year ended December 31, 2025 primarily due to a change in the price source for common stocks resulting from a corporate action. Transfers out of Level 3 totaled $51 million for the same period, consisting of $28 million related to the conversion of preferred stocks to common stocks, which resulted in a transfer to level 1, and an additional $23 million related to other invested assets that were measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

Transfers into Level 3 totaled $9 million for the year ended December 31, 2024 which primarily relates to residual tranches of securitization that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period and $1 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of level 3 totaled $9 million for the year ended December 31, 2024 which primarily relates to residual tranches of securitizations measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

There were no liabilities measured at fair value at December 31, 2025 and 2024.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2025, 2024, and 2023 were as follows (in millions):

	$		$		$
	2025		2024		2023
Bonds		$4,824		$4,476		$4,091
Common and preferred stocks		24		16		33
Mortgage loans		1,000		809		757
Policy loans		58		56		53
Other invested assets[1]		217		170		419
Short-term investments		151		150		156
Derivative instruments		135		133		(30)

Gross investment income		6,410		5,809		5,479
Investment expenses		(289)		(307)		(266)

Net investment income		6,121		5,502		5,213
Net gain from separate accounts		55		46		60
Amortization of IMR		(38)		(28)		3

Net investment income, including net gain from separate accounts and amortization of IMR		$6,138		$5,520		$5,276

(1) Includes real estate net investment income of $17 million, $17 million, and $17 million for the years ended December 31, 2025, 2024, and 2023, respectively. Includes dividend received from MCF of $131 million, $98 million, and $345 million for the years ended December 31, 2025, 2024, and 2023, respectively. Refer to Note 11 – Related Party Transactions.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2025 and 2024, the Company reported admitted due and accrued investment income of $1,134 million and $1,031 million, respectively. At December 31, 2025 the company had $6 million of nonadmitted due and accrued investment income on bonds. At December 31, 2024 the Company did not have any nonadmitted due and accrued investment income on bonds.$6$6For certain fixed income instruments, the contractual agreement allows the issuer/borrower to defer interest (Paid-in-Kind interest). When interest is deferred, it is capitalized into principal. At December 31, 2025, the Company had paid-in-kind interest of $428 million, which has been included in the principal amount of the Company’s bonds of $387 million and mortgage loans of $42 million.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	$		$		$		$		$		$
	2025				2024				2023
	General Account(1)		Separate Account		General Account(1)		Separate Account		General Account(1)		Separate Account
Number of cusips		91		23		88		30		30		11
Investment income		$24		$—		$5		$—		$4		$1

(1) Included in the net investment income on bonds. Refer to net investment income table above.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2025, 2024, and 2023, net realized capital gains (losses) were as follows (in millions):

	$		$		$
	2025		2024		2023
Bonds		$(112)		$(221)		$(167)
Mortgage loans		(12)		(161)		(3)
Common and preferred stocks		137		75		305
Other invested assets		(23)		(26)		(61)
Derivatives		243		(21)		(186)

Net realized capital gains/(losses) before tax and transfers to the IMR		234		(354)		(112)
Less:
Capital gains tax expense/(benefit)		58		(54)		(41)
Net realized capital gains/losses after tax transferred to IMR		50		(229)		(259)

Net realized capital gains/(losses) after tax and transfers to the IMR		$126		$(71)		$188

Proceeds from investments in bonds sold were $11,477 million, $6,477 million, and $3,342 million for the years ended December 31, 2025, 2024, and 2023, respectively. Gross gains of $104 million, $52 million, and $19 million in 2025, 2024 and 2023, respectively, and gross losses of $148 million, $210 million, and $130 million in 2025, 2024, and 2023, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2025, 2024 and 2023 (in millions):

	$		$		$
	2025		2024		2023
Bonds		$73		$43		$22
Common and preferred stocks		1		4		33
Other invested assets		25		46		59
Mortgage Loans		12		161		3

Total		$112		$254		$117

The Company restructured $22 million and $60 million debt securities and mortgage loans for the years ended December 31, 2025 and 2024, respectively with an associated $3 million and $32 million of OTTI.

Refer to Note 19 - Asset Backed Security Impairments for a list with each asset backed security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2025 and 2024 (in millions):

	2025
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
Agency Commercial Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt)	$—	$—	$2	$—	$2	$—
Agency Residential Mortgage-Backed Securities – Guaranteed (Exempt)	60	11	1,733	293	1,793	304
Agency Residential Mortgage-Backed Securities – Not/Partially Guaranteed (Not Exempt)	194	25	2,866	283	3,060	308
Bank Loans - Acquired (Unaffiliated)	103	5	48	2	150	7
Bonds Issued by Funds Representing Operating Entities (Unaffiliated)	614	19	2,975	204	3,589	223
Corporate Bonds (Affiliated)	598	2	—	—	598	2
Corporate Bonds (Unaffiliated)	6,648	345	21,964	2,719	28,612	3,064
Lease-Backed Securities – Full Analysis (Unaffiliated)	226	3	912	45	1,138	48
Lease-Backed Securities – Practical Expedient (Unaffiliated)	212	1	408	31	620	31
Municipal Bonds – General Obligations (Direct and Guaranteed)	187	5	593	81	779	86
Municipal Bonds – Special Revenues	248	34	2,394	471	2,642	505
Non-Agency – CLOs/CBOs/CDOs (Affiliated)	20	—	—	—	20	—
Non-Agency – CLOs/CBOs/CDOs (Unaffiliated)	608	2	122	4	729	6
Non-Agency Commercial Mortgage-Backed Securities (Unaffiliated)	468	31	3,955	243	4,422	274
Non-Agency Residential Mortgage-Backed Securities (Unaffiliated)	88	—	883	163	971	164
Non-U.S. Sovereign Jurisdiction Securities	31	1	83	8	114	10
Other Financial Asset-Backed Securities – Self-Liquidating (Unaffiliated)	954	21	1,308	105	2,262	125
Other Non-Financial Asset-Backed Securities – Practical Expedient (Unaffiliated)	168	2	541	27	709	29
Other U.S. Government Obligations (Not Exempt)	1	—	8	1	9	1
Project Finance Bonds Issued by Operating Entities (Unaffiliated)	219	11	973	110	1,192	121
Single Entity Backed Obligations (Unaffiliated)	199	2	319	21	518	23
U.S. Government Obligations (Exempt)	39	—	1,195	1,020	1,234	1,020

Total bonds	11,884	521	43,280	5,831	55,164	6,351

Equity securities (unaffiliated)
Common stocks	85	6	—	—	85	6
Preferred stocks	177	2	—	—	177	2

Total equity securities	262	8	—	—	262	8

Total	$12,146	$529	$43,280	$5,831	$55,426	$6,360

(1) Includes unrealized losses related to NAIC 6 bonds of $18 million.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

	$		$		$		$		$		$
	2024
	Less than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses(1)
Bonds
U.S. governments		$806		$95		$2,772		$1,318		$3,578		$1,412
All other governments		121		7		82		12		204		19
U.S. Special Revenue and Special Assessment		1,896		267		5,373		862		7,269		1,129
Industrial and miscellaneous unaffiliated		19,239		1,442		36,473		4,136		55,712		5,578
Parent, subsidiaries, and affiliates(2)		14		—		156		6		170		6
Hybrid Securities		13		—		190		9		203		9
SVO identified Funds		—		—		5		—		5		—

Total bonds		22,089		1,811		45,052		6,343		67,141		8,154

Equity securities (unaffiliated)
Common stocks		587		8		1		—		588		8
Preferred stocks		—		—		—		—		—		—

Total equity securities		587		8		1		—		588		8

Total		$22,676		$1,819		$45,053		$6,343		$67,729		$8,162

(1) Includes unrealized losses related to NAIC 6 bonds of $28 million and$0less than a million of Bond ETF MTM losses included in the statutory carrying amount.

(2) The unrealized losses include less than $1 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

At December 31, 2025, the gross unrealized loss on bonds and equity securities was comprised of approximately 8,036 and 210 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $6,196 million or 98% is related to unrealized losses on investment grade securities and $156 million or 2% is related to below investment grade securities. At December 31, 2024, the gross unrealized loss on bonds and equity securities was comprised of approximately 10,145 and 320 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $7,873 million, or 97%, is related to unrealized losses on investment grade securities and $282 million, or 4%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $3,281 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $246 million for less than 12 months and $3,034 million for 12 months or greater. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The change in unrealized capital gains (losses) for the years ended December 31, 2025, 2024 and 2023 were as follows (in millions):

	Change in Unrealized Gains (Losses)				Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2025	2024		2023	2025	2024	2023	2025	2024	2023
Bonds	$11	$(12	)$	27	$492	$(210)	$236	$503	$(222)	$263
Preferred Stocks	(27)	—		(3)	—	—	—	(27)	—	(3)
Common stocks unaffiliated	(52)	—		(182)	13	(9)	11	(39)	(9)	(172)
Mortgage loans	(70)	58		(72)	1	—	—	(69)	58	(72)
Other invested assets	185	139		(144)	28	8	2	213	148	(142)
Cash, cash equivalents and short-term investments	—	—		—	—	(1)	2	—	(1)	2
Derivatives	(751)	190		(195)	—	—	—	(751)	190	(195)

Total change in unrealized on investments	(703)	375		(569)	534	(212)	251	(170)	163	(319)

Capital gains tax (benefit) expense	(52)	6		(50)	—	—	—	(52)	6	(50)

Total change in unrealized gains (losses), net of tax	$(651)	$369		$(519)	$534	$(212)	$251	$(118)	$157	$(268)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2025, 2024, and 2023, the Company made no capital contribution to MCF.

Dividend Distributions

For the years ended December 31, 2025, 2024 and 2023, the Company received dividend distributions from MCF of $131 million, $98 million and $345 million, respectively. For information on dividend payments made to New York Life, refer to Note 18—Dividends to Stockholder.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2025 and 2024:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
8/15/2025	New York Life Capital Corporation (“NYLCC”) and New York Life	Non-insurance and insurance subsidiary	Revolving credit facility	The Company, NYLCC and NYLIC entered into a five-year $2,250 million revolving credit facility (the ‘‘2025 Credit Facility’’) with a syndicate of lenders. The Company, NYLCC and NYLIC are borrowers under the 2025 Credit Facility. At December 31, 2025, the credit facility was not used and there was no outstanding balance.

12/31/2015 (last amended as of 5/16/2025)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the ‘‘MCF Note Agreement’’) and acquired a variable funding note issued by MCF thereunder (the ‘‘Note’’). The Note was reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to Life Insurance Company of North America (‘‘LINA’’), a direct wholly owned subsidiary of New York Life. The Note is reported as a bond, with an outstanding balance, including accrued interest, for the Company of $2,732 million and $2,312 million at December 31, 2025 and 2024, respectively. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company and LINA (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company) and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2035.

12/23/2004 (last amended as of 12/30/2022)	NYLCC	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2025 and 2024, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow up to $3,500 million. At December 31, 2025 and 2024, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend up to $900 million. At December 31, 2025 and 2024, the credit facility was not used, no interest was paid and there was no outstanding balance.

Service Agreements:

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/or wholesale distributor of the Company’s variable products. For the years ended December 31, 2025 and 2024, the Company received service fees of $46 million and $43 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans are primarily held in the form of participations in mortgages` originated or acquired by New York Life. A real estate property acquired through foreclosure is called REO Portfolio. The Company’s interests in the ownership of REO Portfolio is called REO Ownership Interest. Certain real estate investments acquired may have similar ownership interests through a participation. Under the participation agreement for the mortgage loans, it is agreed between the Company and New York Life that the Company’s proportionate interest (as evidenced by a participation certificate) in the underlying mortgage loan, including without limitation, the principal balance thereof, all interest which accrues thereon, and all proceeds generated therefrom, will be pari passu with New York Life’s and pro rata based upon the respective amounts funded by New York Life and the Company in connection with the applicable mortgage loan origination or acquisition. Consistent with the participation arrangement, all mortgage loan documents name New York Life (and not both New York Life and the Company) as the lender but are held for the benefit of both the Company and New York Life pursuant to the applicable participation agreement. New York Life retains general decision making authority with respect to each mortgage loan, although certain decisions require the Company’s approval. The Company’s mortgage loans, REOs and certain real estate investments acquired through a participation from New York Life had a carrying value of $18,501 million and $16,885 million as of December 31, 2025 and 2024, respectively. There’s no REO in the form of participations owned by the Company as of December 31, 2025 and 2024.

Amended and restated at 10/1/2022	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities, including, but not limited to, accounting, tax and audit services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2025 and 2024, the fees incurred associated with these services and facilities, amounted to $1,089 million and $1,024 million, respectively. These amounts need to be settled in cash within 90 days.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the New York Life Investments VP Funds Trust, f/k/a MainStay VP Funds Trust (‘‘the Fund’’), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

Other Agreements:
Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2025 and 2024, policyholder reserve balances for these policies amounted to $4,627 million and $4,452 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2025 and 2024, the policyholder reserves related to these contracts amounted to $145 million and $145 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2025 and 2024, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $12,355 million and $11,428 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with New York Life to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $11 million and $10 million, respectively, for the years ended December 31, 2025 and 2024.

12/31/2024	NYLIM	Non- insurance subsidiary	Note purchase agreement	The Company entered into a Note Purchase Agreement with NYLIM Holdings. On December 31, 2024, the Company purchased a $600 million in aggregate principal amount of NYLIM Holdings 5.17% senior note due 2029.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Significant Transactions:

Various	NYLARC	Insurance Affiliate	Reinsurance agreement	The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). Additional details of this agreement are included in Note 13 “Reinsurance”.

12/31/2025	NYLIM Holdings	Non- insurance subsidiary	Credit agreement	The Company entered into a revolving credit agreement with NYLIM Holdings whereby the Company may lend NYLIM Holdings up to $200 million. On December 31, 2025, the Company made a $162 million loan to NYLIM Holding at an annual interest rate of 4.78%.

1/1/2025	LINA	Insurance Affiliate	Reinsurance agreement	The Company has entered into a reinsurance agreement with LINA, whereby LINA reinsures on a coinsurance basis 100% of all policies issued by the Company associated with critical illness insurance, accidental indemnity insurance, and hospital indemnity insurance policies. The Company has ceded to LINA the morbidity risk and any other key risk in the policies. This agreement was effective January 1, 2025.

9/26/2024	New York Life	Insurance subsidiary	Transfer of assets	Bond asset and cash transfers between the Company and NYLIC were executed on September 26, 2024. The Company received $468 million of cash from NYLIC in exchange for bonds.

12/31/2022	LINA	Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired a $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

12/31/2020	LINA	Insurance Affiliate	Reinsurance agreement	The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. Additional details of this agreement are included in Note 13 “Reinsurance”.

At December 31, 2025 and 2024, the Company reported a net amount of $130 million and $129 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2025 and 2024 were as follows (in millions):

	$		$
	2025		2024
Life insurance reserves		$28,768		$28,669
Annuity reserves and supplementary contracts with life contingencies		94,953		88,494
Asset adequacy and special reserves		—		2

Total policy reserves		123,721		117,165
Deposit funds		2,250		1,968
Policy claims		1,119		1,112

Total insurance liabilities		$127,090		$120,245

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958, 1980, 2001 and 2017 Commissioners’ Standard Ordinary Mortality Tables and the 1958 Commissioners’ Extended Term Mortality Table under the Commissioners’ Reserve Valuation Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for universal life secondary guarantee products with multiple sets of cost of insurance are determined using the methodology outlined in the November 2011 Life Actuarial Task Force Statement. Reserves for policies issued in 2020 and later are determined based on principle-based standards as set forth in the NAIC Valuation Manual.

For the years ended December 31, 2025 and December 31, 2024, there were no changes in reserve basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $66 million and $64 million at December 31, 2025 and 2024, respectively.

At December 31, 2025 and 2024, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $6 million and $7 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2025 and 2024, the Company had $9,517 million and $9,542 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware. Reserves to cover the above insurance totaled the net amount of $275 million and $265 million in 2025 and 2024, respectively.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular cost less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities and guaranteed future income annuities are based principally on A2000, 2012 IAR and the Commissioners’ Annuity Reserve Valuation Method (“CARVM”), with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the Section 22 of the NAIC Valuation Manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the NYSDFS Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 5.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 1.5% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, where the VM-21 deficiencies are discounted applying scenario specific net asset earned rates ranging from 3.00% to 4.5%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV, with assumed interest rates ranging from 3.0% to 5.25%. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2025 and 2024, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $381 thousand and $2 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Effective September 30, 2025, the Department granted approval for the Company to change the reserve valuation basis for certain fixed deferred annuities with market value adjustments from NYSDFS Regulation 127 Plan Type C to Standard Valuation Law Plan Type B. Refer to Note 2 - Basis of Presentation, for more detailed information about the impact of this change.

For the year ended December 31, 2024, and thereafter, the Department granted approval for the Company to change the reserve valuation basis for the variable deferred annuities to VM-21. For the index-linked account corresponding to a variable annuity product, the Company still applies Actuarial Guideline XXXV. Refer to Note 2 - Basis of Presentation, for more detailed information about the impact of this change.

The tabular interest has been determined by formula as described in the NAIC instructions. The tabular cost less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Deposit Funds

Deposit funds at December 31, 2025 and 2024 were as follows (in millions):

	$		$
	2025		2024
Fixed period annuities		$1,985		$1,625
Supplemental contracts without life contingencies		254		277
Continued interest accounts		11		11

Total deposit funds		$2,250		$1,913

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2025 and 2024 ($ in millions):

Individual Annuities

	$		$		$		$		$
	2025
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$34,017		$—		$—		$34,017		25%
At book value less current surrender charge of 5% or more		21,710		—		—		21,710		16
At fair value		—		—		42,028		42,028		31

Total with adjustment or at fair value		55,727		—		42,028		97,755		72
At book value without adjustment		17,036		—		—		17,036		12
Not subject to discretionary withdrawal		25,051		—		—		25,051		18

Total (gross:direct + assumed)		97,814		—		42,028		139,842		—
Reinsurance ceded		3,214		—		—		3,214		—

Total		$94,600		$—		$42,028		$136,628		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$2,817		$—		$—		$2,817

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$29,055		$—		$—		$29,055		23%
At book value less current surrender charge of 5% or more		20,207		—		—		20,207		16
At fair value		—		—		38,030		38,030		30

Total with adjustment or at fair value		49,262		—		38,030		87,292		69
At book value without adjustment		16,098		—		—		16,098		13
Not subject to discretionary withdrawal		22,738		—		—		22,738		18

Total		$88,098		$—		$38,030		$126,128		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$4,403		$—		$—		$4,403

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Group Annuities

	$		$		$		$		$
	2025
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$12		$—		$—		$12		3%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		12		—		—		12		3
At book value without adjustment		25		—		—		25		7
Not subject to discretionary withdrawal		316		—		—		316		90

Total		$353		$—		$—		$353		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
	2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$17		$—		$—		$17		4%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		17		—		—		17		4
At book value without adjustment		29		—		—		29		7
Not subject to discretionary withdrawal		350		—		—		350		88

Total		$396		$—		$—		$396		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit-Type Contracts

	$		$		$		$		$
2025
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		203		—		—		203		9
Not subject to discretionary withdrawal		2,047		—		—		2,047		91

Total		$2,250		$—		$—		$2,250		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

	$		$		$		$		$
2024
	General Account		Separate Accounts with Guarantees		Separate Accounts Non- guaranteed		Total		% of Total
Subject to discretionary withdrawal:
With fair value adjustment		$—		$—		$—		$—		—%
At book value less current surrender charge of 5% or more		—		—		—		—		—
At fair value		—		—		—		—		—

Total with adjustment or at fair value		—		—		—		—		—
At book value without adjustment		184		—		—		184		9
Not subject to discretionary withdrawal		1,784		—		—		1,784		91

Total		$1,968		$—		$—		$1,968		100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year		$—		$—		$—		$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2025 and 2024 ($ in millions):

	$		$		$		$	$		$		$
	2025
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		17,530		17,529		17,756			6,113		6,113		6,113
Universal life with secondary guarantees		6,157		5,806		8,896			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		9		9		15			68		68		68
Variable universal life		1,830		1,824		1,816			18,531		18,252		18,284
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		3			—		—		—
Disability - disabled lives		—		—		74			—		—		—
Miscellaneous reserves		—		—		907			—		—		—

Total life insurance (gross)		25,525		25,169		29,467			24,712		24,432		24,465
Reinsurance ceded		—		—		698			—		—		—

Total life insurance (net)		$25,525		$25,169		$28,769			$24,712		$24,432		$24,465

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	$		$		$		$	$		$		$
	2024
	General Account							Separate Accounts Guaranteed and Non-guaranteed
	Account Value		Cash Value		Reserve			Account Value		Cash Value		Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value		$—		$—		$—			$—		$—		$—
Universal life		17,837		17,837		18,067			5,922		5,922		5,922
Universal life with secondary guarantees		6,031		5,614		8,828			—		—		—
Indexed universal life		—		—		—			—		—		—
Indexed universal life with secondary guarantees		—		—		—			—		—		—
Indexed life		—		—		—			—		—		—
Other permanent cash value life insurance		—		—		—			—		—		—
Variable life		10		10		18			65		65		65
Variable universal life		1,760		1,755		1,753			15,062		14,829		14,854
Miscellaneous reserves		—		—		—			—		—		—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value		—		—		—			—		—		—
Accidental death benefits		—		—		—			—		—		—
Disability - active lives		—		—		3			—		—		—
Disability - disabled lives		—		—		75			—		—		—
Miscellaneous reserves		—		—		627			—		—		—

Total life insurance (gross)		25,638		25,216		29,371			21,049		20,816		20,841
Reinsurance ceded		—		—		702			—		—		—

Total life insurance (net)		$25,638		$25,216		$28,669			$21,049		$20,816		$20,841

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2025 and 2024 were as follows (in millions):

	$		$
	2025		2024
Policy reserves:
Direct		$127,633		$117,867
Assumed		—		—
Ceded		(3,912)		(702)

Policy reserves		$123,721		$117,165

Policy claims:
Direct		$639		$571
Assumed		625		658
Ceded(1)		(145)		(116)

Policy claims		$1,119		$1,113

Reinsurance recoverable(2)		$25		$55

(1) Includes reinsurance recoverable related to unpaid losses of $91 million and $84 million at December 31, 2025 and 2024, respectively.

(2) Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2025, 2024 and 2023 were as follows (in millions):

	$		$		$
	2025		2024		2023
Premiums:
Direct(1)		$31,071		$21,381		$20,072
Assumed		1,280		1,218		1,208
Ceded		(3,787)		(555)		(554)

Premiums		$28,564		$22,044		$20,726

Benefit payments:
Direct		$25,402		$23,136		$21,447
Assumed		1,195		1,246		1,266
Ceded		(631)		(595)		(652)

Benefit payments		$25,966		$23,787		$22,061

(1) Includes considerations for supplementary contracts with life contingencies of $36 million, $58 million and $47 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Reinsurance Assumed

The Company has an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into ceded reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded is established on an automatic basis. The quota share currently ceded on new business generally ranges from 10% to 90%. New reinsured UL and VUL policies have minimum size policies ceded of $250 thousand and $1 million, respectively. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 38% and 39% of total life insurance in-force at December 31, 2025 and 2024.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

The Company has entered into a reinsurance agreement with LINA, effective January 1, 2025, whereby LINA reinsures on a coinsurance basis 100% of all policies issued by the Company associated with critical illness insurance, accidental indemnity insurance, and hospital indemnity insurance policies. The Company has ceded to LINA the morbidity risk and any other key risk in the policies. At December 31, 2025, the Company ceded liabilities for policy claims relating to this reinsurance agreement of $7 million. Premiums ceded were $47 million and policyholders’ benefits ceded were $27 million for the year ended December 31, 2025. There was no financial impact associated with this agreement at or for the year ended December 31, 2024.

The Company entered into a flow reinsurance agreement on a quota share basis with Everlake Life Insurance Company, an unaffiliated life insurance company, effective February 3, 2025. Under the agreement, the Company cedes all risks associated with certain fixed deferred annuity policies issued on or after the effective date, on a coinsurance with funds withheld basis. The Company receives an expense allowance and a ceding commission. For the year ended and as of December 31, 2025, the Company ceded $3,165 million in premiums and $3,214 million in reserves under this agreement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2025, 2024 and 2023 (in millions):

	$		$		$
	2025		2024		2023
Defined benefit pension		$27		$27		$25
Defined contribution		12		11		10
Postretirement life and health		3		4		4
Postemployment		2		2		2

Total		$44		$44		$41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2025 and 2024, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

The Company recorded guaranty fund receivables of $1 million and $4 million at December 31, 2025 and 2024, respectively. The Company recorded guaranty fund liabilities of $6 million and $10 million at December 31, 2025 and 2024, respectively.

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

At December 31, 2025 and 2024, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $1,473 million and $1,075 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2025 and 2024.

At December 31, 2025 and 2024, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $2,735 million and $1,179 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $1,798 million and $790 million at December 31, 2025 and 2024, respectively. Unfunded commitments on tax credit structures amounted to $98 million and $120 million at December 31, 2025 and 2024, respectively.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2025 and 2024 was as follows (in millions):

	$		$
	2025		2024
Membership stock - Class B (1)		$24		$25
Activity stock		—		—

Aggregate total		$24		$25

Actual or estimated borrowing capacity as determined by the insurer		$7,775		$7,223

(1) Membership stock is not eligible for redemption.

At December 31, 2025 and 2024, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2025 and 2024 was as follows (in millions):

	$		$		$		$
	2025				2024
	General Account		Separate Account		General Account		Separate Account
Fair Value		$2,719		$—		$2,535		$—
Carrying Value		$2,719		$—		$2,535		$—
Maximum Amount Borrowed During the Year		$—		$—		$—		$—

The Company does not have any prepayment obligations for the borrowing arrangement.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2025 and 2024 (in millions):

	$		$		$		$		$		$		$		$		$
	2025						2024						Change
	Ordinary		Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total
Gross DTAs		$2,067		$253		$2,320		$1,923		$338		$2,261		$144		$(85)		$59

Adjusted gross DTAs		2,067		253		2,320		1,923		338		2,261		144		(85)		59
Nonadmitted DTAs (1)		976		—		976		789		—		789		187		—		187

Subtotal net admitted DTAs		1,091		253		1,344		1,134		338		1,472		(43)		(85)		(128)
Gross DTLs		276		314		590		261		506		767		15		(192)		(177)

Net admitted DTAs (2)		$815		$(61)		$754		$873		$(168)		$705		$(58)		$107		$49

(1) DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.

(2) The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

The admission calculation components for the years ended December 31, 2025 and 2024 were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2025			December 31, 2024			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$25	$25	$—	$15	$15	$—	$10	$10
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below)	729	—	729	686	5	691	43	(5)	38
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	729	—	729	686	5	691	43	(5)	38
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,179	N/A	N/A	1,157	N/A	N/A	22
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	362	228	590	448	318	766	(86)	(90)	(176)

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$1,091	$253	$1,344	$1,134	$338	$1,472	$(43)	$(85)	$(128)

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2025 and 2024 ($ in millions):

	$		$
	2025		2024
Ratio percentage used to determine recovery period and threshold limitation amount.		712%		774%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.		$7,858		$7,711

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

There was no impact on the Company’s adjusted gross and net admitted DTAs or corporate alternative minimum tax (“CAMT”) DTAs, if any, due to tax planning strategies at December 31, 2025 and 2024. The Company did not use reinsurance in its tax planning strategies.

The Company had no unrecognized DTLs at December 31, 2025 and 2024. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Significant components of the current federal and foreign income taxes for the years ended December 31, 2025, 2024 and 2023 were as follows (in millions):

	$		$		$		$		$
	2025		2024		2023		Change 2025-2024		Change 2024-2023
Federal(1)		$231		$210		$247		$21		$(37)
Foreign		(1)		—		21		(1)		(21)

Subtotal		230		210		268		20		(58)

Federal income tax on net capital gains (losses)		58		(54)		(41)		112		(13)
Other		—		—		—		—		—

Total federal and foreign income taxes		$288		$156		$227		$132		$(71)

(1) The Company had investment tax credits of $53 million, $40 million and $33 million for the years ended December 31, 2025, 2024 and 2023, respectively.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2025 and 2024 were as follows (in millions):

	$		$		$
	2025		2024		Change
DTAs
Ordinary:
Policyholder reserves		$1,264		$1,155		$109
Deferred acquisition costs		510		435		75
Investments		229		252		(23)
Pension accrual		18		19		(1)
Receivables - nonadmitted		38		55		(17)
Fixed assets		2		1		1
Other		6		6		—

Subtotal		2,067		1,923		144
Nonadmitted		976		789		187

Admitted ordinary DTAs		1,091		1,134		(43)

Capital:
Investments		253		338		(85)

Subtotal		253		338		(85)
Nonadmitted		—		—		—

Admitted capital DTAs		253		338		(85)

Total admitted DTAs		1,344		1,472		(128)

DTLs
Ordinary:
Policyholder reserves		3		44		(41)
Investments		264		208		56
Other		9		9		—

Subtotal		276		261		15

Capital:
Investments		314		506		(192)

Subtotal		314		506		(192)

Total DTLs		590		767		(177)

Net admitted DTAs		$754		$705		$49

Change in deferred income tax on change in net unrealized capital gains/losses						$52
Change in net deferred taxes related to other items						184
Change in DTAs nonadmitted						(187)

Change in net admitted DTAs						$49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2025, 2024 and 2023 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	$		$		$		$		$
	2025		2024		2023		Change 2025-2024		Change 2024-2023
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate		$99		$117		$141		$(18)		$(24)
Net realized capital gains/(losses) at statutory rate		49		(74)		(24)		123		(50)
Tax exempt income		(32)		(38)		(33)		6		(5)
Tax credits, net of withholding		(67)		(47)		(41)		(20)		(6)
Amortization of IMR		8		6		(1)		2		7
Dividend from MCF		(28)		(21)		(72)		(7)		51
Partnership income from MCF		44		49		57		(5)		(8)
Prior year audit liability and settlement		5		(3)		4		8		(7)
Non-admitted assets		18		(40)		4		58		(44)
Other items impacting surplus		9		40		4		(31)		36
Other		(1)		—		(1)		(1)		1

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$104		$(11)		$38		$115		$(49)

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations		$230		$210		$268		$20		$(58)
Capital gains tax expense/(benefit) incurred		58		(54)		(41)		112		(13)
Change in net DTAs		(184)		(167)		(189)		(17)		22

Federal and foreign income taxes incurred and change in net deferred taxes during the year		$104		$(11)		$38		$115		$(49)

The Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss, tax credit or CAMT credit carry forwards available for tax purposes. For the years ended December 2025, 2024, and 2023, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

	$
Year
2025		$35
2024		$—
2023		$—

The Company has determined as of the reporting date that it will be an applicable corporation but will not be liable for corporate alternative minimum tax (“CAMT”), that is based on the adjusted financial statement income set forth on the applicable financial statement on the applicable corporation, for the reporting year. The reporting entity has made an accounting policy election to disregard CAMT when evaluating the need for valuation allowance for its non-CAMT DTA’s. As the subsidiary that is a member of a controlled group of corporations that file a consolidated return, any CAMT liability will be borne by the parent.

The One Big Beautiful Bill Act (“OBBBA”) was enacted on July 4, 2025. The legislation permanently extends certain provisions of the 2017 Tax Cuts and Jobs Act and introduces additional tax measures. The Company evaluated that there was no material impact on the Company’s surplus position as a result of OBBBA.

At December 31, 2025 and 2024, the Company recorded a current income tax payable of $13 million and tax receivable of $55 million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2025, the Company had no protective tax deposits on deposit with the IRS under Section  6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2025, 2024, and 2023.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2025, 2024 and 2023, principally include the effects of the following (in millions):

	$		$		$
	2025		2024		2023
Surplus withdrawn from separate accounts		$51		$47		$58
Changes in surplus relating to separate accounts		(57)		(44)		(74)
Change in liability for reinsurance in unauthorized companies		(2)		3		2

Total		$(8)		$6		$(14)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 17—CAPITAL AND SURPLUS (continued)

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

Special Surplus Funds

At December 31, 2025, the Company had special surplus funds of $459 million (includes $442 million in the General Account and $17 million in the Separate Accounts) due to the admittance of negative IMR. Refer to Note 6 - Investments for a more detailed discussion on Admitted Negative IMR.

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed 30 percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2025, the amount of earned surplus of the Company available for the payment of dividends was $3,688 million. The maximum amount of dividends that may be paid in 2026 without prior notice to or approval of the Commissioner is $861 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2025, 2024 and 2023, the Company paid cash dividends to its sole stockholder, New York Life, of $0 million, $890 million, and $0 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2025 and 2024 were as follows (in millions):

	$		$		$	$		$
	2025					2024
	Gross		Net of Loading			Gross		Net of Loading
Group life(1)		$443		$443			$417		$417

Total		$443		$443			$417		$417

(1) Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 19—WRITTEN PREMIUMS (continued)

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

Based upon the Company experience, the amount of premiums that may become uncollectible and result in a potential loss is not material to the Company’s financial position. At December 31, 2025 and 2024, the Company had less than $1 million of uncollected premiums, respectively, that were nonadmitted as they were over 90 days past due.

The Company did not have any direct premium written/produced by a single managing general agent/third-party administrator that was equal to or greater than 5% of surplus for the years ended December 31, 2025 and 2024, respectively.

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS

The Company does not have any asset backed securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2025.

The following table lists each asset backed security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
007034BN0	$134	$133	$1	$133	$131	12/31/2025
02660TGA5	22	22	0	22	16	12/31/2025
059469AF3	352	341	11	341	315	12/31/2025
12544TAH7	171	170	0	170	163	12/31/2025
12628LAJ9	61	57	3	57	51	12/31/2025
12629EAD7	477	471	6	471	375	12/31/2025
12638PAE9	622	614	8	614	528	12/31/2025
12667FJ55	520	510	9	510	472	12/31/2025
12667G6W8	587	582	5	582	539	12/31/2025
12667GPU1	229	229	1	229	222	12/31/2025
12667GXM0	560	550	10	550	510	12/31/2025
12667GXN8	196	193	4	193	182	12/31/2025
12668AMN2	645	640	4	640	589	12/31/2025
126694DT2	104	100	4	100	77	12/31/2025
161546GK6	872	871	0	871	860	12/31/2025
17309BAB3	68	67	2	67	63	12/31/2025
32051GTD7	190	186	4	186	183	12/31/2025
3622E8AC9	1,336	1,292	44	1,292	1,245	12/31/2025
3622E8AF2	631	608	23	608	587	12/31/2025
3622ELAG1	133	129	4	129	118	12/31/2025

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
3622EUAB2	254	246	8	246	228	12/31/2025
3622EUAC0	550	533	18	533	498	12/31/2025
3622MPAT5	11	11	0	11	10	12/31/2025
362334MD3	29	28	1	28	27	12/31/2025
362375AF4	286	284	3	284	262	12/31/2025
36242DD26	231	229	1	229	226	12/31/2025
36244SAC2	1,747	1,730	17	1,730	1,581	12/31/2025
36244SAF5	1,064	1,053	11	1,053	982	12/31/2025
45660LSY6	1,306	1,279	27	1,279	1,205	12/31/2025
466247ZQ9	225	219	6	219	201	12/31/2025
46627MEA1	584	572	12	572	518	12/31/2025
46630MAG7	210	208	2	208	181	12/31/2025
61749EAD9	1,178	1,173	5	1,173	1,020	12/31/2025
61749EAE7	337	335	1	335	294	12/31/2025
61749EAH0	371	370	1	370	317	12/31/2025
61750YAD1	706	699	7	699	678	12/31/2025
61750YAE9	99	98	1	98	97	12/31/2025
61750YAJ8	191	189	2	189	184	12/31/2025
61752RAH5	201	198	3	198	188	12/31/2025
61752RAJ1	434	429	6	429	420	12/31/2025
61752RAM4	418	412	6	412	404	12/31/2025
65537BAC4	1,119	1,085	33	1,085	994	12/31/2025
65537BAF7	729	707	22	707	649	12/31/2025
75970HAD2	61	61	1	61	61	12/31/2025
76110VSU3	7	6	1	6	6	12/31/2025
76114CAD8	160	160	0	160	146	12/31/2025
007034BN0	137	136	0	136	134	9/30/2025
02660TGA5	24	23	1	23	16	9/30/2025
059469AF3	359	355	4	355	324	9/30/2025
12627HAK6	310	300	10	300	278	9/30/2025
12628KAF9	361	342	19	342	311	9/30/2025
12628LAJ9	61	61	0	61	57	9/30/2025
12629EAD7	487	481	6	481	389	9/30/2025
126384AQ9	10	10	0	10	10	9/30/2025
12638PAE9	627	624	2	624	535	9/30/2025
12667FJ55	527	527	0	527	484	9/30/2025
12667G6W8	605	598	7	598	544	9/30/2025
12667GXM0	571	569	2	569	523	9/30/2025
12667GXN8	200	200	1	200	186	9/30/2025
12668AMN2	671	663	8	663	609	9/30/2025
161546GK6	915	915	0	915	899	9/30/2025

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17309BAB3	69	69	0	69	64	9/30/2025
17309YAF4	282	277	5	277	258	9/30/2025
225470S95	235	235	0	235	189	9/30/2025
23312RAA3	16,541	8,250	8,291	8,250	3,259	9/30/2025
32051GTD7	194	192	2	192	187	9/30/2025
3622E8AC9	1,348	1,343	5	1,343	1,218	9/30/2025
3622E8AF2	637	633	3	633	590	9/30/2025
3622EUAB2	257	255	1	255	235	9/30/2025
3622EUAC0	556	553	3	553	512	9/30/2025
3622MPAT5	11	11	0	11	10	9/30/2025
362334MD3	30	30	1	30	27	9/30/2025
362375AF4	291	288	3	288	268	9/30/2025
36242DD26	238	237	1	237	232	9/30/2025
466247ZQ9	225	225	0	225	194	9/30/2025
46627MEA1	592	585	7	585	534	9/30/2025
46628SAE3	1,002	973	29	973	940	9/30/2025
46628SAG8	712	691	20	691	677	9/30/2025
46630MAG7	213	213	1	213	185	9/30/2025
57643MCG7	61	61	0	61	61	9/30/2025
61749EAD9	1,186	1,182	4	1,182	1,033	9/30/2025
61749EAE7	339	338	1	338	298	9/30/2025
61749EAH0	373	373	1	373	321	9/30/2025
61750YAB5	28	27	0	27	27	9/30/2025
61750YAD1	718	708	10	708	694	9/30/2025
61750YAE9	100	99	1	99	99	9/30/2025
61750YAJ8	194	191	3	191	188	9/30/2025
61751DAE4	198	196	2	196	176	9/30/2025
61752RAH5	203	202	1	202	191	9/30/2025
61752RAJ1	439	436	3	436	425	9/30/2025
61752RAM4	423	420	4	420	410	9/30/2025
65537BAC4	1,136	1,123	13	1,123	1,011	9/30/2025
65537BAF7	739	732	8	732	660	9/30/2025
69336RBS8	3	1	2	1	0	9/30/2025
75970HAD2	91	89	2	89	89	9/30/2025
02660TGA5	25	24	1	24	16	6/30/2025
059469AF3	369	360	8	360	329	6/30/2025

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12627HAK6	317	312	4	312	284	6/30/2025
12628KAF9	371	362	9	362	322	6/30/2025
12628LAJ9	64	62	3	62	59	6/30/2025
12629EAD7	502	491	10	491	402	6/30/2025
126384AQ9	11	10	0	10	9	6/30/2025
12638PAE9	638	629	9	629	548	6/30/2025
12667FJ55	542	538	4	538	494	6/30/2025
12667G6W8	631	626	5	626	564	6/30/2025
12667GXM0	578	578	0	578	532	6/30/2025
12667GXN8	203	203	0	203	189	6/30/2025
12668AMN2	676	676	0	676	618	6/30/2025
126694DT2	109	106	3	106	82	6/30/2025
17309BAB3	70	70	0	70	65	6/30/2025
17309YAF4	289	288	0	288	264	6/30/2025
32051GTD7	205	203	3	203	199	6/30/2025
3622E8AC9	1,368	1,359	9	1,359	1,238	6/30/2025
3622E8AF2	648	641	7	641	600	6/30/2025
3622ELAG1	134	134	0	134	122	6/30/2025
362334MD3	30	30	0	30	28	6/30/2025
362375AF4	300	292	8	292	270	6/30/2025
36242DD26	242	240	2	240	235	6/30/2025
36244SAC2	1,890	1,772	118	1,772	1,640	6/30/2025
36244SAF5	1,152	1,079	73	1,079	1,019	6/30/2025
45660LSY6	1,356	1,329	28	1,329	1,302	6/30/2025
466247ZQ9	227	225	1	225	197	6/30/2025
46627MEA1	632	613	18	613	562	6/30/2025
46628SAE3	1,015	1,008	8	1,008	956	6/30/2025
46628SAG8	722	716	6	716	689	6/30/2025
46630MAG7	217	215	1	215	185	6/30/2025
61748HPB1	284	242	42	242	279	6/30/2025
61749EAD9	1,202	1,191	11	1,191	1,063	6/30/2025
61749EAE7	344	341	3	341	307	6/30/2025
61749EAH0	377	375	2	375	331	6/30/2025
61750YAB5	431	407	24	407	431	6/30/2025
61750YAD1	733	720	13	720	701	6/30/2025
61750YAE9	103	101	2	101	100	6/30/2025

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
61750YAJ8	198	194	3	194	190	6/30/2025
61751DAE4	205	199	6	199	177	6/30/2025
61751JAH4	599	599	0	599	563	6/30/2025
61751JAJ0	596	596	0	596	562	6/30/2025
61752RAH5	207	205	1	205	195	6/30/2025
61752RAJ1	447	444	3	444	435	6/30/2025
61752RAM4	431	427	4	427	419	6/30/2025
65537BAC4	1,158	1,147	11	1,147	1,043	6/30/2025
65537BAF7	754	747	7	747	681	6/30/2025
69336RBS8	4	3	2	3	0	6/30/2025
75970HAD2	93	91	2	91	91	6/30/2025
76110VSU3	8	7	1	7	7	6/30/2025
76114CAD8	162	160	2	160	152	6/30/2025
93934FEM0	461	460	1	460	438	6/30/2025
02660TGA5	27	26	0	26	18	3/31/2025
059469AF3	377	372	5	372	350	3/31/2025
1248MBAJ4	2,241	2,165	76	2,165	1,968	3/31/2025
1248MBAL9	626	617	10	617	553	3/31/2025
12544TAH7	79	79	0	79	77	3/31/2025
12627HAK6	327	320	8	320	293	3/31/2025
12628LAJ9	65	65	1	65	61	3/31/2025
12629EAD7	526	507	19	507	417	3/31/2025
12638PAE9	647	640	7	640	534	3/31/2025
12667GXM0	590	584	5	584	541	3/31/2025
12667GXN8	207	205	2	205	192	3/31/2025
12668AMN2	702	684	17	684	628	3/31/2025
17309BAB3	72	71	1	71	66	3/31/2025
225470S95	243	235	7	235	183	3/31/2025
32051GTD7	208	206	2	206	199	3/31/2025
3622ELAG1	140	135	5	135	128	3/31/2025
3622MPAT5	12	12	0	12	11	3/31/2025
362334MD3	16	16	0	16	13	3/31/2025
362375AF4	305	301	3	301	277	3/31/2025
36242DD26	253	251	2	251	247	3/31/2025
45660LSY6	1,399	1,376	23	1,376	1,336	3/31/2025
466247ZQ9	233	227	6	227	200	3/31/2025

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
46627MEA1	647	636	11	636	582	3/31/2025
46628BBD1	94	83	11	83	62	3/31/2025
57643MCG7	63	63	1	63	63	3/31/2025
61750YAB5	29	28	1	28	28	3/31/2025
61750YAD1	738	736	2	736	717	3/31/2025
61750YAE9	103	103	0	103	102	3/31/2025
61750YAJ8	199	199	1	199	195	3/31/2025
61751DAE4	209	208	1	208	186	3/31/2025
61751JAH4	607	602	5	602	570	3/31/2025
61751JAJ0	604	599	5	599	570	3/31/2025
61752RAH5	209	208	1	208	199	3/31/2025
61752RAJ1	454	451	3	451	443	3/31/2025
61752RAM4	438	434	4	434	427	3/31/2025
65537BAC4	1,173	1,169	3	1,169	1,086	3/31/2025
65537BAF7	764	761	2	761	710	3/31/2025
69336RBS8	6	4	2	4	0	3/31/2025
76110VSU3	8	8	0	8	8	3/31/2025
76114CAD8	166	162	4	162	153	3/31/2025
76114QAC9	48	48	0	48	43	3/31/2025

Subtotal - General Account	XXX	XXX $	9,566	XXX	XXX

Guaranteed Separate Accounts
059469AF3	58	57	2	57	52	12/31/2025
3622E8AC9	28	27	1	27	26	12/31/2025
3622MPAT5	11	11	0	11	10	12/31/2025
36244SAC2	96	95	1	95	87	12/31/2025
36244SAF5	88	87	1	87	82	12/31/2025
61749EAD9	52	52	0	52	45	12/31/2025
61749EAE7	26	26	0	26	23	12/31/2025
61749EAH0	79	79	0	79	68	12/31/2025
61750YAE9	25	24	0	24	24	12/31/2025
61750YAJ8	71	71	1	71	69	12/31/2025
75970HAD2	6	6	0	6	6	12/31/2025
76110VSU3	0	0	0	0	0	12/31/2025
059469AF3	60	59	1	59	54	9/30/2025
12627HAK6	55	53	2	53	49	9/30/2025
12628KAF9	47	45	3	45	41	9/30/2025
126384AQ9	10	10	0	10	10	9/30/2025

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—ASSET BACKED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
17309YAF4	184	180	3	180	168	9/30/2025
23312RAA3	501	250	251	250	99	9/30/2025
3622E8AC9	29	29	0	29	26	9/30/2025
3622MPAT5	11	11	0	11	10	9/30/2025
61749EAD9	53	53	0	53	46	9/30/2025
61749EAE7	26	26	0	26	23	9/30/2025
61749EAH0	80	80	0	80	69	9/30/2025
61750YAE9	25	25	0	25	25	9/30/2025
61750YAJ8	73	72	1	72	71	9/30/2025
61751DAE4	28	28	0	28	25	9/30/2025
75970HAD2	11	10	0	10	10	9/30/2025
059469AF3	61	60	1	60	55	6/30/2025
12627HAK6	56	55	1	55	50	6/30/2025
12628KAF9	48	47	1	47	42	6/30/2025
126384AQ9	11	10	0	10	9	6/30/2025
17309YAF4	188	188	0	188	172	6/30/2025
3622E8AC9	29	29	0	29	26	6/30/2025
36244SAC2	103	97	6	97	90	6/30/2025
36244SAF5	95	89	6	89	85	6/30/2025
61749EAD9	53	53	0	53	47	6/30/2025
61749EAE7	26	26	0	26	24	6/30/2025
61749EAH0	81	80	0	80	71	6/30/2025
61750YAB5	50	47	3	47	50	6/30/2025
61750YAE9	26	25	0	25	25	6/30/2025
61750YAJ8	74	73	1	73	71	6/30/2025
61751DAE4	29	28	1	28	25	6/30/2025
75970HAD2	11	11	0	11	11	6/30/2025
76110VSU3	0	0	0	0	0	6/30/2025
059469AF3	63	62	1	62	58	3/31/2025
1248MBAL9	96	95	1	95	85	3/31/2025
12627HAK6	58	56	1	56	52	3/31/2025
3622MPAT5	12	12	0	12	11	3/31/2025
61750YAE9	26	26	0	26	26	3/31/2025
61750YAJ8	75	75	0	75	73	3/31/2025
61751DAE4	30	30	0	30	27	3/31/2025
76110VSU3	0	0	0	0	0	3/31/2025

Subtotal - Guaranteed Separate Accounts	XXX	XXX	$296	XXX	XXX
Grand Total	XXX	XXX	$9,862	XXX	XXX

(1)Only the impaired lots within each CUSIP are included within this table.

(2)CUSIP amounts less than $1 thousand within this table are shown as zero.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 21—SUBSEQUENT EVENTS

At February 27, 2026, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
BACV	Book adjusted carrying value
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation Method
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
EXIM	Export-Import Bank
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
INT	Interpretation adopted by the NAIC
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LOCOM	Lower of cost or market
LTV	Loan to value ratio
MBS	Mortgage-backed securities
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
NAIC SAP	National Association of Insurance Commissioners’ Accounting Practices and Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NMTC	New Market Tax Credit
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
NYSDFS	New York State Department of Financial Services
OAA	Other Admitted Assets
OBBBA	One Big Beautiful Bill Act
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBBD	Principle-based bond definition
PBR	Principle-based reserving
SEC	U.S. Securities and Exchange Commission
SSAP	Statement of Statutory Accounting Principles
SVL	Standard Valuation Law
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
The Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-21	Valuation manual requirements for PBR for variable annuity products
VM-22	Valuation manual requirements for maximum valuation interest rates for income annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2025

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$132,436,719
Other bonds (unaffiliated)	4,470,317,700
Bonds of affiliates	221,595,554
Preferred stocks (unaffiliated)	9,974,197
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	13,801,567
Common stocks of affiliates	—
Mortgage loans	1,000,135,774
Real estate	17,214,634
Premium notes, policy loans and liens	58,254,237
Cash on hand and on deposit	17,598,820
Short-term investments	151,230,065
Derivative instruments	135,367,201
Other invested assets	165,537,281
Aggregate write-ins for investment income	16,496,652

Gross investment income	$6,409,960,401

Real Estate Owned - Book Value less Encumbrances	$86,600,433

Mortgage Loans - Book Value:
Residential mortgages	$107,388,521
Commercial mortgages	19,699,536,169
Mezzanine real estate loans	423,135,063

Total mortgage loans	$20,230,059,753

Mortgage Loans by Standing - Book Value:
Good standing	$20,083,074,919

Good standing with restructured terms	$16,622,598

Interest overdue more than 90 days, not in foreclosure	$130,362,235

Foreclosures in process	$—

Other Invested Assets - Statement Value	$5,108,967,965

Collateral Loans	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,676,497,025

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$13,087,081,994
Over one year through five years	35,678,966,327
Over five years through 10 years	28,160,260,979
Over 10 years through 20 years	13,019,333,243
Over 20 years	21,862,559,299

Total by maturity	$111,808,201,842

Bonds by NAIC designation - statement value
NAIC 1	$67,821,514,831
NAIC 2	38,759,848,842
NAIC 3	3,476,546,276
NAIC 4	1,448,082,747
NAIC 5	277,143,001
NAIC 6	25,066,145

Total by NAIC designation	$111,808,201,842

Total bonds publicly traded	$51,606,495,479

Total bonds privately placed	$60,201,706,363

Preferred Stocks - Statement Value	$229,489,375

Common Stocks - Fair Value	$626,557,133

Short-Term Investments - Book Value	$380,464,729

Options, Caps and Floors Owned - Statement Value	$499,155,230

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$102,935,022

Future Contracts Open - Current Value	$(410,572)

Cash on Deposit	$(219,901,214)

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$193,745,561

Credit life	$—

Group life	$799,511,735

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$679,691

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,722,169

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$264,626,285

Income payable	$45,946,909

Ordinary - involving life contingencies
Income payable	$53,657,347

Group - not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group - involving life contingencies
Income payable	$—

Annuities:
Ordinary
Immediate - amount of income payable	$2,520,161,545

Deferred - fully paid account balance	$61,371,637,506

Deferred - not fully paid - account balance	$41,429,447,142

Group
Amount of income payable	$71,376,302

Fully paid account balance	$515,393

Not fully paid - account balance	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$420,735,618

Dividend accumulations - account balance	$—

Claim Payments 2025 (in thousands):
Group accident and health - year ended December 31, 2025
2025	$—

2024	$—

2023	$—

2022	$—

2021	$—

Prior	$—

Other accident and health
2025	$—
2024	$—

2023	$—

2022	$—

2021	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):

2025	$802

2024	$1,229

2023	$980

2022	$1,012

2021	$932

Prior	$130

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2025

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Issuer Credit Obligations:
U.S. government obligations	$2,265,027,149	1.614%	$2,265,027,145		$2,265,027,145	1.615%
Other U.S. government obligations	11,509,325	0.008	11,509,324		11,509,324	0.008
Non-U.S. sovereign jurisdiction securities	304,121,446	0.217	304,121,447		304,121,447	0.217
Municipal bonds - general obligations (direct & guaranteed)	1,085,000,021	0.773	1,085,000,020		1,085,000,020	0.773
Municipal bonds - special revenue	3,736,475,691	2.663	3,736,475,698		3,736,475,698	2.663
Project finance bonds issued by operating entities	2,494,164,918	1.778	2,494,164,915		2,494,164,915	1.778
Corporate bonds	58,506,074,447	41.697	58,506,186,896		58,506,186,896	41.704
Mandatory convertible bonds	—	—	—		—	—
Single entity backed obligations	1,169,807,918	0.834	1,169,807,918		1,169,807,918	0.834
SVO-Identified bond exchange traded funds - fair value	—	—	—		—	—
SVO-Identified bond exchange traded funds - systematic value	—	—	—		—	—
Bonds issued by funds representing operating entities	5,841,276,694	4.163	5,841,276,694		5,841,276,694	4.164
Bank loans - issued	—	—	—		—	—
Bank loans - acquired	512,138,108	0.365	512,138,109		512,138,109	0.365
Mortgages loans that qualify as SVO-Identified credit tenant loans	—	—	—		—	—
Certificates of deposit	—	—	—		—	—
Other issuer credit obligations	—	—	—		—	—

Total issuer credit obligations	75,925,595,717	54.112	75,925,708,166	—	75,925,708,166	54.121

Asset-backed securities:
Financial asset-backed securities - self-liquidating	24,860,932,712	17.718	24,860,820,275		24,860,820,275	17.721
Financial asset-backed securities - not self-liquidating	—	—	—		—	—
Non-financial asset-backed securities	7,305,302,377	5.206	7,305,302,377		7,305,302,377	5.207

Total asset-backed securities	32,166,235,089	22.925	32,166,122,652	—	32,166,122,652	22.928

Preferred Stocks:		—				—
Industrial and miscellaneous (Unaffiliated)	229,489,376	0.164	229,489,375		229,489,375	0.164
Parent, subsidiaries and affiliates	—	—	—		—	—

Total preferred stocks	229,489,376	0.164	229,489,375	—	229,489,375	0.164

Common Stock:		—				—
Industrial and miscellaneous Publicly traded (Unaffiliated)	204,187,121	0.146	204,187,097		204,187,097	0.146

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Industrial and miscellaneous Other (Unaffiliated)	37,536,022	0.027	37,536,023		37,536,023	0.027
Parent, subsidiaries and affiliates Publicly traded	—	—	—		—	—
Parent, subsidiaries and affiliates Other	—	—	—		—	—
Mutual funds	194,821,937	0.139	194,821,936		194,821,936	0.139
Unit investment trusts	—	—	—		—	—
Closed-end funds	—	—	—		—	—
Exchange traded funds	190,012,072	0.135	190,012,072		190,012,072	0.135

Total common stocks	626,557,152	0.447	626,557,128	—	626,557,128	0.447

Mortgage loans:		—				—
Farm mortgages	—	—	—		—	—
Residential mortgages	107,388,399	0.077	107,388,521		107,388,521	0.077
Commercial mortgages	19,699,536,169	14.040	19,699,536,169		19,699,536,169	14.042
Mezzanine real estate loans	423,135,063	0.302	423,135,063		423,135,063	0.302
Total valuation allowance		—			—	—

Total mortgage loans	20,230,059,631	14.418	20,230,059,753	—	20,230,059,753	14.420

Real Estate:
Properties occupied by company	—	—	—		—	—
Properties held for production of income	86,600,433	0.062	86,600,433		86,600,433	0.062
Properties held for sale	—	—	—		—	—

Total real estate	86,600,433	0.062	86,600,433	—	86,600,433	0.062

Cash, cash equivalents and short-term investments:		—
Cash	(219,901,214)	(0.157)	(219,901,214)		(219,901,214)	(0.157)
Cash equivalents	3,554,300,323	2.533	3,554,300,325		3,554,300,325	2.534
Short-term investments	380,464,726	0.271	380,464,729		380,464,729	0.271

Total cash, cash equivalents and short-term investments	3,714,863,835	2.648	3,714,863,840	—	3,714,863,840	2.648

Contract loans	1,119,165,600	0.798	1,103,999,510		1,103,999,510	0.787
Derivatives	988,760,543	0.705	988,760,543		988,760,543	0.705
Other invested assets	5,115,663,387	3.646	5,108,967,965		5,108,967,965	3.642
Receivables for securities	1,891,645	0.001	1,891,645		1,891,645	0.001
Securities lending	—	—	—		—	—
Other invested assets	106,689,184	0.076	106,689,184		106,689,184	0.076

Total invested assets	$140,311,571,592	100.000%	$140,289,710,194	$—	$140,289,710,194	100.000%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2025

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $155,496,949,847

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Percentage of Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds /Limited Partnerships	$4,140,766,241	2.66%
JP MORGAN	Bonds/Equity/ Limited Partnerships	$1,014,248,753	0.65%
MORGAN STANLEY	Bonds/Equity	$930,708,256	0.60%
WELLS FARGO	Bonds/Equity/ Limited Partnerships	$890,203,227	0.57%
NEW YORK LIFE INVESTMENT MANAGEMENT	Affiliated Bonds	$762,000,000	0.49%
EXETER PROPERTY GROUP, LLC	Mortgage Loans	$675,918,698	0.43%
GIC REAL ESTATE	Mortgage Loans	$612,640,000	0.39%
CITI GROUP	Bonds/Equity	$607,186,700	0.39%
BLACKSTONE	Mortgage Loans	$474,321,761	0.31%
KKR PROPERTY PARTNERS AMERICAS	Mortgage Loans	$444,000,000	0.29%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$67,821,514,831	43.62%	P/RP - 1	$6,900,202	—%
NAIC – 2	$38,759,848,842	24.93%	P/RP - 2	$222,544,784	0.14%
NAIC – 3	$3,476,546,276	2.24%	P/RP - 3	$—	—%
NAIC – 4	$1,448,082,747	0.93%	P/RP - 4	$—	—%
NAIC – 5	$277,143,001	0.18%	P/RP - 5	$44,389	—%
NAIC – 6	$25,066,145	0.02%	P/RP - 6	$—	—%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$19,568,139,622	12.58%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$18,101,247,524	11.64%
Countries rated NAIC-2	$1,151,481,413	0.74%
Countries rated NAIC-3 or below	$315,410,685	0.20%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
United Kingdom	$5,507,074,661	3.54%
Cayman Islands	$3,415,902,531	2.20%
Countries rated NAIC-2:
Mexico	$430,860,036	0.28%
Peru	$143,743,970	0.09%
Countries rated NAIC-3 or below:
Colombia	$109,614,192	0.07%
Morocco	$47,498,924	0.03%
7. Aggregate unhedged foreign currency exposure	$183,898,639	0.11%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$177,531,901	0.11%
Countries rated NAIC-2:	$4,887,262	—%
Countries rated NAIC-3 or below:	$1,479,476	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$68,022,734	0.04%
AUSTRALIA	$62,463,721	0.04%
Countries rated NAIC-2:
INDIA	$2,849,944	—%
ITALY	$1,072,214	—%
Countries rated NAIC-3 or below:
SOUTH AFRICA	$635,853	—%
BRAZIL	$635,341	—%
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Issuer	NAIC Rating
UBS GROUP AG	1.F FE	$219,181,410	0.14%
BANCO SANTANDER SA	1.G FE	$167,141,520	0.11%
MORGAN STANLEY	1.F FE	$167,108,000	0.11%
BARCLAYS PLC	2.A FE	$158,952,087	0.10%
HEATHROW AIRPORT	2.A	$156,160,260	0.10%
INTERTEK GROUP PLC	2.A	$155,445,053	0.10%
LLOYDS BANKING GROUP PLC	1.G FE	$144,431,935	0.09%
OCP CLO LTD OCP_24-31	1.A FE	$142,659,629	0.09%
BNP PARIBAS SA	1.G FE	$137,457,001	0.09%
TRITAX BIG BOX REIT PLC	2.A	$134,841,224	0.09%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	$1,450,563,123	0.93%
HOMES SUBI-5 PARTNERS LP	$338,481,629	0.22%
STONE RIDGE HOLDINGS GROUP LLC	$291,185,354	0.19%
VALERIAN OPPORTUNITIES FUND LP	$131,366,485	0.08%
NEW YORK LIFE INS CO	$129,451,216	0.08%
TRISTAN INCOME PLUS STRATEGY ONE SCSP	$104,701,047	0.07%
MSSDF MEMBER LLC	$83,782,524	0.05%
757 THIRD AVENUE ASSOCIATES LLC	$71,550,548	0.05%
MACKAY SHIELDS EMERGING MARKETS DEBT PORTFOLIO	$59,798,430	0.04%
CANDRIUM GF AUSBIL GLOBAL INFRASTRUCTURE	$57,279,838	0.04%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$798,132,306	$—	$798,132,306
BNY Mellon Investment Adviser Inc.	$178,921,625	$178,921,625	$—
NYL Investors LLC - Real Estate Investors	$169,866,519	$—	$169,866,519
CANDRIAM LUXEMBOURG	$145,015,174	$—	$145,015,174
Apogem Capital	$143,598,280	$—	$143,598,280
New York Life Investment Management LLC	$101,407,985	$—	$101,407,985
THE VANGUARD GROUP, INC.	$88,037,137	$88,037,137	$—
MACKAY	$85,598,859	$—	$85,598,859
AUSBIL INVESTMENT MANAGEMENT LIMITED	$49,806,763	$—	$49,806,763
FIDELITY MANAGEMENT & RESEARCH COMPANY	$36,000,100	$36,000,100	$—

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

Type ( Residential, Commercial, Agricultural)
COMMERCIAL	$306,245,000	0.20%
COMMERCIAL	$302,661,889	0.19%
COMMERCIAL	$260,220,000	0.17%
COMMERCIAL	$257,320,000	0.17%
COMMERCIAL	$235,717,110	0.15%
COMMERCIAL	$229,320,000	0.15%
COMMERCIAL	$224,516,000	0.14%
COMMERCIAL	$224,000,000	0.14%
COMMERCIAL	$221,730,000	0.14%
COMMERCIAL	$219,484,000	0.14%

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$491,054,718	0.32%
Mortgage loans over 90 days past due	$130,362,235	0.08%
Mortgage loans in the process of foreclosure	$—	—%
Mortgage loans foreclosed	$108,469,231	0.07%
Restructured mortgage loans	$16,622,598	0.01%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$489,670,430	0.31%	$—	—%
91% to 95%	$—	—%	$138,807,500	0.09%	$—	—%
81% to 90%	$4,266,067	—%	$442,186,601	0.28%	$—	—%
71% to 80%	$47,307,311	0.03	$1,934,317,459	1.24%	$—	—%
Below 70%	$55,815,022	0.04	$17,117,689,241	11.01%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets    Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$982,904,833	0.63%	$1,005,673,383	$990,419,684	$974,185,874
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$510,045,000	0.33%	$497,311,000	$506,123,000	$506,002,000
Dollar repurchase agreements	$—	—%	$—	$—	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$499,155,230	0.32%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$231,456,696	0.15%	$223,125,442	$215,009,558	$215,859,961
Income generation	$—	—%	$—	$—	$—
Replications	$720,596,110	0.46%	$388,009,907	$523,993,579	$606,002,787
Other	$—	—%	$—	$506,472	$536,415

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$3,716,162	—%	$839,130	$1,107,006	$1,082,386
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2025

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

107